                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  January 31, 2016
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08786

                         Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

		Pioneer Bond VCT Portfolio
		Schedule of Investments 3/31/15 (unaudited)

Principal Amount ($)	Floating Rate (b)		Value
		PREFERRED STOCKS - 1.3%
		Banks - 0.8%
		Diversified Banks - 0.6%
9,000	7.12	Citigroup, Inc., Floating Rate Note (Perpetual)	$248,760
2,203	6.00	US Bancorp, Floating Rate Note (Perpetual)	60,164
			$308,924
		Regional Banks - 0.2%
1,000	6.25	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$102,781
430	6.62	Fifth Third Bancorp, Floating Rate Note (Perpetual)	12,148
			$114,929
		Total Banks	$423,853
		Diversified Financials - 0.1%
		Investment Banking & Brokerage - 0.1%
2,470	6.38	Morgan Stanley, Floating Rate Note (Perpetual)	$64,319
		Total Diversified Financials	$64,319
		Insurance - 0.4%
		Property & Casualty Insurance - 0.4%
4,800	7.38	Delphi Financial Group, Inc., Floating Rate Note, 5/15/37	$121,350
2,900	5.10	The Allstate Corp., Floating Rate Note, 1/15/53	75,313
			$196,663
		Total Insurance	$196,663
		TOTAL PREFERRED STOCKS
		(Cost $645,103)	$684,835

		CONVERTIBLE PREFERRED STOCKS - 0.3%
		Banks - 0.3%
		Diversified Banks - 0.3%
155		Wells Fargo & Co., 7.5% (Perpetual)	$189,565
		Total Banks	$189,565
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $152,770)	$189,565

		ASSET BACKED SECURITIES - 2.8%
6,221	6.50	ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)	$6,252
9,407		American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)	9,410
1,103		American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)	1,103
25,000		AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19	24,993
40,000		Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)	40,186
105,000		Bayview Financial Mortgage Pass-Through Trust 2006-A, 6.087%, 2/28/41 (Step)	109,316
2,149		BCMSC Trust 1998-A, 6.65%, 4/15/28	2,148
37,472	0.67	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35	37,245
23,008	0.66	Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36	22,595
50,000		Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	50,185
5,290	0.57	Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35	5,247
48,525		Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)	51,088
72,066	4.00	Citigroup Mortgage Loan Trust 2014-A, Floating Rate Note, 1/1/35 (144A)	74,926
48,500		CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	50,073
14,404		CNH Equipment Trust 2013-A, 0.69%, 6/15/18	14,409
121,971	4.96	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	126,206
115,950		Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)	120,563
59,696		Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)	60,146
5,544		First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	5,552
25,000		First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)	24,975
100,000	0.61	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17	100,020
6,521	0.42	GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35	6,488
17,341	0.47	GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	16,456
8,595	1.22	Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25	8,589
46,663		JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)	49,499
12,549		Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 5/15/41	13,484
63,724	0.87	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35	63,710
64,780	0.43	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	64,010
19,350	5.46	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	19,755
25,406	0.42	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)	25,106
25,720		Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17	25,946
25,000		Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	25,362
70,000	1.01	SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)	69,508
31,834	0.39	Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)	31,519
5,695		Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)	5,911
17,681	1.11	Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34	17,193
75,413		Terwin Mortgage Trust Series TMTS 2005-16HE, 4.417717%, 9/25/36 (Step)	77,851
40,000		United Auto Credit Securitization Trust 2015-1, 2.92%, 6/17/19 (144A)	39,994
		TOTAL ASSET BACKED SECURITIES
		(Cost $1,462,418)	$1,497,019

		COLLATERALIZED MORTGAGE OBLIGATIONS - 15.9%
247,755	3.50	Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)	$252,013
116,000	3.50	Agate Bay Mortgage Trust 2015-2, Floating Rate Note, 3/25/45 (144A)	119,136
67,300		Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33	70,406
14,100		Alternative Loan Trust 2003-J1, 4.75%, 10/25/33	14,381
5,563		Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34	5,629
170,000	1.07	Alternative Loan Trust 2004-J5, Floating Rate Note, 8/25/34	156,708
100,000	2.37	BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)	100,314
100,000	1.88	BAMLL Commercial Mortgage Securities Trust 2015-ASHF, Floating Rate Note, 1/18/28 (144A)	99,939
37,233		Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	38,579
13,672		Banc of America Alternative Loan Trust 2004-2, 5.5%, 3/25/19	13,941
34,044		Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/19	34,028
16,648		Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33	17,258
58,849	2.62	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	59,086
17,242		Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35	17,520
2,063		Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19	2,040
53,404		Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34	54,328
523,111		Bayview Commercial Asset Trust 2007-2, 7/27/37 (Step) (144A) (c) (d)	-
367,499		Bayview Commercial Asset Trust 2007-4, 3.494017%, 9/25/37 (Step) (144A) (d)	15,545
36,537	0.87	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	35,494
61,192	0.77	Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34	58,591
18,955	2.34	Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33	18,904
103,052	5.14	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42	103,942
42,606	0.88	Bella Vista Mortgage Trust 2004-1, Floating Rate Note, 11/20/34	37,915
31,168	2.59	CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33	31,358
6,909	0.34	Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)	6,907
25,178		Citigroup Mortgage Loan Trust, Inc., 5.5%, 9/25/34	27,068
44,460		Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34	48,874
25,000		COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45	26,840
25,000		COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45	26,201
23,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45	23,303
100,000		COMM 2012-LC4 Mortgage Trust, 4.063%, 12/12/44	108,828
50,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46	51,416
100,000	2.32	COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)	99,674
115,000	1.92	COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)	114,732
125,000		Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45	128,146
37,252	2.11	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/19/26 (144A)	37,242
67,532		Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40	71,085
12,578	2.58	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33	12,490
72,163	5.23	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/17/40	72,762
12,440	2.74	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	12,052
183,288	3.00	CSMC Trust 2014-WIN1, Floating Rate Note, 9/25/44 (144A)	186,038
185,198	3.50	CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)	189,803
76,794		Federal Home Loan Mortgage Corp. REMICS, 4.0%, 6/15/22	80,666
25,000	4.16	Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)	25,944
17,709		Federal National Mortgage Association REMICS, 4.5%, 6/25/29	19,149
2,650		Federal National Mortgage Association REMICS, 5.0%, 9/25/39	2,743
50,000	4.77	FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)	53,711
50,000	4.88	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	53,999
35,000	3.76	FREMF Mortgage Trust 2012-K708, Floating Rate Note, 2/27/45 (144A)	35,846
25,000	3.44	FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)	25,724
100,000	3.82	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	104,879
100,000	3.44	FREMF Mortgage Trust Class C, Floating Rate Note, 11/25/46 (144A)	102,267
100,000		GAHR Commericial Mortgage Trust 2015-NRF, 3.38216%, 12/15/19 (144A)	100,635
66,703	0.44	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)	64,026
742	5.30	GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Trust, Floating Rate Note, 8/10/38	743
98,234		Government National Mortgage Association REMICS, 2.1%, 2/16/48	99,146
38,980		Government National Mortgage Association, 3.0%, 4/20/41	40,523
24,781		Government National Mortgage Association, 5.25%, 8/16/35	27,979
100,000		GS Mortgage Securities Corp Trust 2012-SHOP, 2.933%, 6/6/31 (144A)	103,899
50,000		GS Mortgage Securities Corp. II, 3.377%, 5/10/45	53,024
25,000		GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	25,900
98,547	1.67	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	98,549
11,321	0.97	Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34	10,769
46,994	0.97	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34	46,611
21,085	0.37	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	19,777
50,000	3.17	Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)	51,826
120,000		JP Morgan Chase Commercial Mortgage Securities Corp., 2.84%, 12/17/47	122,718
100,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2, 4.78%, 7/15/42	100,149
100,000	5.01	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP3, Floating Rate Note, 8/15/42	101,071
100,997	5.23	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5, Floating Rate Note, 12/15/44	102,101
67,530		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.397%, 5/15/45	70,424
100,000	2.37	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)	100,046
14,562	2.05	JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33	14,520
24,066	2.49	JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33	24,008
47,361	2.49	JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34	48,375
20,681	2.49	JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34	21,003
110,410		JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34	116,171
151,254	3.00	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	150,852
369,428	3.54	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	365,977
92,952	3.50	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	95,714
211,028	3.00	JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)	216,574
111,951	3.00	JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/1/29 (144A)	115,467
42,807	3.21	JP Morgan Mortgage Trust 2014-IVR3, Floating Rate Note, 9/26/44 (144A)	43,292
64,578	2.50	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)	67,000
5,370		LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	5,462
6,388	1.12	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	6,351
41,413	0.42	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	39,132
88,936	2.17	LSTAR Securities Investment Trust 2015-1, Floating Rate Note, 1/1/20 (144A)	87,869
49,534	2.04	MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33	49,737
132,469		MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	134,833
71,239	0.65	Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000 TBC2, Floating Rate Note, 6/15/30	67,602
100,000	5.20	Morgan Stanley Capital I Trust 2005-IQ10, Floating Rate Note, 9/15/42	101,355
100,000	5.79	Morgan Stanley Capital I Trust 2006-HQ9, Floating Rate Note, 7/12/44	104,854
116,988	5.88	Morgan Stanley Capital I Trust 2006-TOP23, Floating Rate Note, 8/12/41	122,381
50,000		Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	53,454
231,312	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	232,136
125,050	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	127,481
12,549		PHH Mortgage Capital LLC, 7.0%, 12/25/27 (Step) (144A)	12,618
22,786		RALI Series 2003-QR24 Trust REMICS, 4.0%, 7/25/33	22,798
28,759		RALI Series 2003-QS15 Trust, 5.5%, 8/25/33	29,724
107,665		RALI Series 2004-QS13 Trust, 5.0%, 9/25/19	109,820
27,127		RALI Series 2004-QS5 Trust, 4.75%, 4/25/34	27,733
28,842	0.84	Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33	27,453
61,185	0.82	Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34	57,618
73,709	0.40	Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35	65,610
125,940	1.81	Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42	118,290
130,576	3.54	Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43	130,970
192,668	2.33	Sequoia Mortgage Trust 2013-4 REMICS, Floating Rate Note, 4/27/43	184,047
163,189	2.50	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	157,280
88,210	3.00	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	87,314
105,682	3.56	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43	106,001
132,492	3.00	Sequoia Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)	132,938
40,627	2.22	Springleaf Mortgage Loan Trust 2012-2, Floating Rate Note, 10/25/57 (144A)	40,753
12,165	2.45	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34	11,980
96,845	0.86	Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35	94,098
24,350	0.92	Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33	23,391
18,131	2.12	Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43	18,007
40,000		TimberStar Trust I, 5.7467%, 10/15/36 (144A)	42,074
99,195		VOLT XXX LLC, 3.625%, 10/25/57 (Step)	99,319
100,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/17/50	105,880
11,622		Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36	11,948
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $8,604,677)	$8,574,624

		CORPORATE BONDS - 36.8%
		Energy - 6.5%
		Oil & Gas Drilling - 0.5%
75,000		Ensco Plc, 4.5%, 10/1/24	$72,694
50,000		Pride International, Inc., 6.875%, 8/15/20	56,941
150,000		Rowan Companies, Inc., 4.75%, 1/15/24	141,948
			$271,583
		Oil & Gas Equipment & Services - 0.3%
100,000		Helmerich & Payne International Drilling Co., 4.65%, 3/15/25 (144A)	$103,561
75,000		Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42	65,924
			$169,485
		Integrated Oil & Gas - 0.8%
75,000		BP Capital Markets Plc, 3.062%, 3/17/22	$76,300
225,000		Chevron Corp., 2.193%, 11/15/19	229,695
125,000		ConocoPhillips Co., 3.35%, 11/15/24	128,813
			$434,808
		Oil & Gas Exploration & Production - 0.3%
50,000		Approach Resources, Inc., 7.0%, 6/15/21	$44,750
100,000		Newfield Exploration Co., 5.625%, 7/1/24	104,000
			$148,750
		Oil & Gas Refining & Marketing - 1.0%
150,000		EnLink Midstream Partners LP, 4.4%, 4/1/24	$157,677
150,000		Marathon Petroleum Corp., 3.625%, 9/15/24	151,710
75,000		Motiva Enterprises LLC, 6.85%, 1/15/40 (144A)	92,139
125,000		Valero Energy Corp., 6.625%, 6/15/37	154,288
			$555,814
		Oil & Gas Storage & Transportation - 3.6%
100,000		Boardwalk Pipelines LP, 4.95%, 12/15/24	$100,789
90,000		Buckeye Partners LP, 6.05%, 1/15/18	97,721
75,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	54,000
75,000		Energy Transfer Partners LP, 4.05%, 3/15/25	75,634
125,000		Enterprise Products Operating LLC, 3.75%, 2/15/25	129,035
175,000		Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	178,943
100,000		Plains All American Pipeline LP, 4.9%, 2/15/45	105,146
265,000		Questar Pipeline Co., 5.83%, 2/1/18	293,424
50,000		Regency Energy Partners LP, 8.375%, 6/1/19 (144A)	52,375
100,000		Sabine Pass LNG LP, 6.5%, 11/1/20	103,500
200,000		Spectra Energy Capital LLC, 6.2%, 4/15/18	222,147
50,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	56,435
100,000		Sunoco Logistics Partners Operations LP, 4.25%, 4/1/24	102,691
70,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	80,642
55,000		Targa Resources Partners LP, 5.0%, 1/15/18 (144A)	56,650
125,000		The Williams Companies, Inc., 5.75%, 6/24/44	116,827
69,000		The Williams Companies, Inc., 7.75%, 6/15/31	79,143
			$1,905,102
		Total Energy	$3,485,542
		Materials - 1.6%
		Commodity Chemicals - 0.1%
50,000		Methanex Corp., 4.25%, 12/1/24	$50,660
		Diversified Chemicals - 0.1%
30,000		Eastman Chemical Co., 4.8%, 9/1/42	$31,307
		Fertilizers & Agricultural Chemicals - 0.3%
150,000		Agrium, Inc., 5.25%, 1/15/45	$169,018
		Construction Materials - 0.3%
166,000		CEMEX Espana SA, 9.875%, 4/30/19 (144A)	$184,675
		Diversified Metals & Mining - 0.3%
45,000		Freeport-McMoRan, Inc., 3.875%, 3/15/23	$41,688
100,000		Freeport-McMoRan, Inc., 4.55%, 11/14/24	96,085
			$137,773
		Steel - 0.0%†
25,000		Glencore Funding LLC, 4.125%, 5/30/23 (144A)	$25,460
		Paper Products - 0.5%
30,000		Clearwater Paper Corp., 4.5%, 2/1/23	$29,550
150,000		International Paper Co., 3.65%, 6/15/24	152,937
25,000		International Paper Co., 6.0%, 11/15/41	29,674
30,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	28,830
			$240,991
		Total Materials	$839,884
		Capital Goods - 1.0%
		Aerospace & Defense - 0.1%
50,000		Bombardier, Inc., 4.75%, 4/15/19	$49,000
		Building Products - 0.6%
25,000		Masco Corp., 5.95%, 3/15/22	$28,062
110,000		Masco Corp., 7.125%, 3/15/20	128,975
125,000		Owens Corning, 4.2%, 12/1/24	128,908
50,000	5.75	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	53,845
			$339,790
		Construction & Farm Machinery & Heavy Trucks - 0.3%
70,000		Cummins, Inc., 5.65%, 3/1/98	$82,262
65,000		Cummins, Inc., 6.75%, 2/15/27	84,038
			$166,300
		Total Capital Goods	$555,090
		Transportation - 1.3%
		Airlines - 0.4%
75,000		Air Canada 2015-1 Class A Pass Through Trust, 3.6%, 9/15/28 (144A)	$75,263
150,000		Southwest Airlines Co., 2.75%, 11/6/19	153,412
			$228,675
		Railroads - 0.5%
250,000		Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	$260,060
		Trucking - 0.3%
150,000		Penske Truck Leasing Co Lp, 3.375%, 2/1/22 (144A)	$149,730
		Highways & Railtracks - 0.1%
75,000		ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)	$75,875
		Total Transportation	$714,340
		Consumer Services - 0.5%
		Casinos & Gaming - 0.1%
75,000		MGM Resorts International, 6.0%, 3/15/23	$77,062
		Education Services - 0.3%
50,000		President and Fellows of Harvard College, 2.3%, 10/1/23	$49,226
100,000		Tufts University, 5.017%, 4/15/12	113,353
			$162,579
		Specialized Consumer Services - 0.1%
30,000		Sotheby's, 5.25%, 10/1/22 (144A)	$29,475
		Total Consumer Services	$269,116
		Media - 1.1%
		Broadcasting - 0.3%
150,000		CBS Corp., 3.7%, 8/15/24	$154,458
25,000		Discovery Communications LLC, 3.45%, 3/15/25	24,980
			$179,438
		Cable & Satellite - 0.5%
125,000		DIRECTV Holdings LLC, 3.95%, 1/15/25	$128,785
100,000		Sky Plc, 6.1%, 2/15/18 (144A)	111,410
			$240,195
		Movies & Entertainment - 0.3%
150,000		Time Warner, Inc., 4.7%, 1/15/21	$166,997
		Total Media	$586,630
		Retailing - 0.7%
		Catalog Retail - 0.2%
125,000		QVC, Inc., 4.45%, 2/15/25	$125,833
		Internet Retail - 0.5%
125,000		Expedia, Inc., 4.5%, 8/15/24	$126,334
125,000		The Priceline Group, Inc., 3.65%, 3/15/25	127,209
			$253,543
		Total Retailing	$379,376
		Food & Staples Retailing - 0.5%
		Drug Retail - 0.2%
41,164		CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	$45,335
80,429		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	94,591
			$139,926
		Food Retail - 0.3%
150,000		The Kroger Co., 2.95%, 11/1/21	$152,919
		Total Food & Staples Retailing	$292,845
		Food, Beverage & Tobacco - 0.2%
		Packaged Foods & Meats - 0.2%
85,000		Kraft Foods Group, Inc., 3.5%, 6/6/22	$87,946
		Tobacco - 0.0%†
25,000		Lorillard Tobacco Co., 3.75%, 5/20/23	$25,454
		Total Food, Beverage & Tobacco	$113,400
		Health Care Equipment & Services - 0.9%
		Health Care Equipment - 0.7%
200,000		Becton Dickinson and Co., 3.734%, 12/15/24	$209,320
150,000		Medtronic, Inc., 4.625%, 3/15/45 (144A)	170,021
			$379,341
		Health Care Services - 0.2%
75,000		Catholic Health Initiatives, 4.35%, 11/1/42	$75,135
		Total Health Care Equipment & Services	$454,476
		Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
		Biotechnology - 0.3%
150,000		Gilead Sciences, Inc., 4.5%, 2/1/45	$164,912
		Pharmaceuticals - 0.2%
75,000		Johnson & Johnson, 4.375%, 12/5/33	$85,965
		Life Sciences Tools & Services - 0.0%†
23,000		Agilent Technologies, Inc., 6.5%, 11/1/17	$25,450
		Total Pharmaceuticals, Biotechnology & Life Sciences	$276,327
		Banks - 4.5%
		Diversified Banks - 3.2%
200,000		Bank of America Corp., 4.2%, 8/26/24	$206,913
25,000	6.50	Bank of America Corp., Floating Rate Note, 10/23/49	26,438
100,000	6.25	Bank of America Corp., Floating Rate Note, 9/29/49	101,875
220,000		Barclays Bank Plc, 6.05%, 12/4/17 (144A)	242,160
150,000		BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)	155,438
95,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)	96,188
90,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22	96,857
150,000		HSBC Bank Plc, 7.65%, 5/1/25	194,585
100,000		Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	118,776
225,000	6.12	Nordea Bank AB, Floating Rate Note (Perpetual) (144A)	232,173
60,000	4.50	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)	59,850
200,000		The Bank of Tokyo-Mitsubishi UFJ, Ltd., 2.3%, 3/5/20 (144A)	200,174
			$1,731,427
		Regional Banks - 1.3%
145,000		Mellon Funding Corp., 5.5%, 11/15/18	$163,639
250,000	4.48	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	250,500
50,000	6.75	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	55,625
210,000		Wells Fargo Bank NA, 6.0%, 11/15/17	234,631
			$704,395
		Total Banks	$2,435,822
		Diversified Financials - 4.8%
		Other Diversified Financial Services - 1.5%
125,000		Alterra Finance LLC, 6.25%, 9/30/20	$147,099
125,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	141,659
140,000		General Electric Capital Corp., 5.3%, 2/11/21	161,718
100,000	7.12	General Electric Capital Corp., Floating Rate Note (Perpetual)	117,375
75,000	5.15	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	73,219
135,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49	146,475
			$787,545
		Specialized Finance - 0.4%
170,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$193,467
		Consumer Finance - 0.8%
25,000		Ally Financial, Inc., 4.625%, 3/30/25	$24,625
100,000		Ally Financial, Inc., 5.125%, 9/30/24	103,125
100,000		Capital One Financial Corp., 3.75%, 4/24/24	103,790
125,000		General Motors Financial Co, Inc., 4.0%, 1/15/25	127,490
75,000		Hyundai Capital America, 2.0%, 3/19/18 (144A)	76,201
			$435,231
		Asset Management & Custody Banks - 0.9%
150,000		Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)	$191,665
100,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	106,802
125,000		Legg Mason, Inc., 3.95%, 7/15/24	130,433
30,000		Legg Mason, Inc., 5.625%, 1/15/44	35,531
25,000	4.50	The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)	23,688
			$488,119
		Investment Banking & Brokerage - 1.2%
190,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	$217,186
125,000		Morgan Stanley, 4.1%, 5/22/23	130,089
50,000	5.55	Morgan Stanley, Floating Rate Note (Perpetual)	50,500
125,000		TD Ameritrade Holding Corp., 3.625%, 4/1/25	130,865
100,000		The Goldman Sachs Group, Inc., 6.75%, 10/1/37	131,305
			$659,945
		Total Diversified Financials	$2,564,307
		Insurance - 2.8%
		Insurance Brokers - 0.3%
125,000		Brown & Brown, Inc., 4.2%, 9/15/24	$127,592
		Life & Health Insurance - 0.8%
125,000		Aflac, Inc., 3.625%, 11/15/24	$131,005
145,000		Protective Life Corp., 7.375%, 10/15/19	174,627
100,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	108,625
			$414,257
		Multi-line Insurance - 0.5%
90,000		AXA SA, 8.6%, 12/15/30	$125,550
125,000		Liberty Mutual Insurance Co., 7.697% (Perpetual) (144A)	162,995
			$288,545
		Property & Casualty Insurance - 0.9%
75,000		Delphi Financial Group, Inc., 7.875%, 1/31/20	$90,437
145,000	6.50	The Allstate Corp., Floating Rate Note, 5/15/57	167,838
185,000		The Hanover Insurance Group, Inc., 7.625%, 10/15/25	234,994
			$493,269
		Reinsurance - 0.3%
31,264		Altair Re, Variable Rate Notes, 6/30/16 (Cat Bond)	$22,457
65,000		Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	68,539
50,000		Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)	54,031
30,000	5.88	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	32,409
			$177,436
		Total Insurance	$1,501,099
		Real Estate - 1.4%
		Diversified REITs - 1.0%
75,000		Brixmor Operating Partnership LP, 3.85%, 2/1/25	$75,062
35,000		DCT Industrial Operating Partnership LP, 4.5%, 10/15/23	37,240
60,000		Digital Realty Trust LP, 4.5%, 7/15/15	60,149
45,000		Digital Realty Trust LP, 5.875%, 2/1/20	51,034
100,000		Duke Realty LP, 3.75%, 12/1/24	102,640
175,000		Essex Portfolio LP, 3.5%, 4/1/25	177,760
35,000		WP Carey, Inc., 4.6%, 4/1/24	36,199
			$540,084
		Office REITs - 0.4%
50,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$50,162
45,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	47,552
25,000		BioMed Realty LP, 4.25%, 7/15/22	26,112
30,000		Corporate Office Properties LP, 3.6%, 5/15/23	29,116
60,000		Piedmont Operating Partnership LP, 3.4%, 6/1/23	58,744
			$211,686
		Specialized REITs - 0.0%†
20,000		CubeSmart LP, 4.8%, 7/15/22	$22,093
		Total Real Estate	$773,863
		Software & Services - 0.8%
		Internet Software & Services - 0.1%
65,000		VeriSign, Inc., 5.25%, 4/1/25 (144A)	$66,300
		Data Processing & Outsourced Services - 0.3%
125,000		Cardtronics, Inc., 5.125%, 8/1/22 (144A)	$123,438
		Application Software - 0.4%
150,000		Adobe Systems, Inc., 3.25%, 2/1/25	$151,611
75,000		Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (144A) (PIK)	75,750
			$227,361
		Total Software & Services	$417,099
		Technology Hardware & Equipment - 0.3%
		Communications Equipment - 0.1%
70,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23	$69,825
		Technology Hardware, Storage & Peripherals - 0.2%
100,000		Seagate HDD Cayman, 5.75%, 12/1/34 (144A)	$106,885
		Total Technology Hardware & Equipment	$176,710
		Semiconductors & Semiconductor Equipment - 0.4%
		Semiconductors - 0.4%
175,000		Intel Corp., 4.8%, 10/1/41	$197,173
		Total Semiconductors & Semiconductor Equipment	$197,173
		Telecommunication Services - 1.9%
		Integrated Telecommunication Services - 1.0%
100,000		Frontier Communications Corp., 7.125%, 1/15/23	$102,250
100,000		GTP Acquisition Partners I LLC, 4.347%, 6/15/41 (144A)	101,824
24,341		GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)	24,751
100,000		Ooredoo International Finance, Ltd., 3.375%, 10/14/16 (144A)	102,751
49,000		Verizon Communications, Inc., 5.012%, 8/21/54	50,842
100,000		Verizon Communications, Inc., 5.15%, 9/15/23	114,648
51,000		Verizon Communications, Inc., 6.55%, 9/15/43	66,410
			$563,476
		Wireless Telecommunication Services - 0.9%
180,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$197,643
150,000		SBA Tower Trust, 3.869%, 10/15/49 (144A)	156,125
50,000		Sprint Corp., 7.25%, 9/15/21	50,250
75,000		WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)	76,478
			$480,496
		Total Telecommunication Services	$1,043,972
		Utilities - 5.1%
		Electric Utilities - 2.5%
30,000		Commonwealth Edison Co., 6.15%, 9/15/17	$33,471
62,791		Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)	65,930
175,000		Duke Energy Progress, Inc., 4.15%, 12/1/44	191,154
100,000		Electricite de France SA, 6.0%, 1/22/14 (144A)	121,316
5,175		FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)	5,175
200,000		Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	224,500
21,686		Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)	22,554
100,000		Public Service Co. of New Mexico, 7.95%, 5/15/18	117,398
75,000		Southern California Edison Co., 1.845%, 2/1/22	75,416
75,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)	84,000
175,000		Southwestern Electric Power Co., 3.9%, 4/1/45	173,063
225,000		West Penn Power Co., 5.95%, 12/15/17 (144A)	250,272
			$1,364,249
		Gas Utilities - 0.5%
229,949		Nakilat, Inc., 6.267%, 12/31/33 (144A)	$267,466
		Multi-Utilities - 1.2%
125,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$140,373
175,000		Dominion Resources, Inc. Virginia, 3.625%, 12/1/24	182,620
215,000		New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	239,380
50,000		San Diego Gas & Electric Co., 1.914%, 2/1/22	50,316
			$612,689
		Independent Power Producers & Energy Traders - 0.9%
80,899		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$96,179
112,722		Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	122,416
100,000		NRG Energy, Inc., 8.25%, 9/1/20	105,875
135,088		Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)	160,315
			$484,785
		Total Utilities	$2,729,189
		TOTAL CORPORATE BONDS
		(Cost $18,653,739)	$19,806,260

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.6%
41,973		Fannie Mae, 3.0%, 12/1/42	$43,033
469,606		Fannie Mae, 3.0%, 8/1/42	481,339
154,059		Fannie Mae, 3.0%, 9/1/42	157,895
392,741		Fannie Mae, 3.5%, 5/1/44	413,906
89,598		Fannie Mae, 3.5%, 7/1/43	94,213
15,180		Fannie Mae, 4.0%, 11/1/41	16,271
78,509		Fannie Mae, 4.0%, 11/1/44	84,194
31,311		Fannie Mae, 4.0%, 12/1/40	34,161
25,400		Fannie Mae, 4.0%, 12/1/41	27,221
602,655		Fannie Mae, 4.0%, 12/1/43	644,311
73,124		Fannie Mae, 4.0%, 7/1/44	78,178
22,742		Fannie Mae, 4.0%, 7/1/44	24,323
960,443		Fannie Mae, 4.0%, 8/1/42	1,034,558
312,760		Fannie Mae, 4.0%, 8/1/44	334,671
18,092		Fannie Mae, 4.5%, 11/1/43	20,074
34,763		Fannie Mae, 4.5%, 12/1/41	38,063
11,786		Fannie Mae, 4.5%, 4/1/41	12,902
439,460		Fannie Mae, 4.5%, 5/1/41	481,415
1,593,828		Fannie Mae, 4.5%, 6/1/44	1,745,318
175,983		Fannie Mae, 4.5%, 7/1/41	194,557
2,696,377		Fannie Mae, 5.0%, 6/1/25	2,994,763
15,919		Fannie Mae, 5.0%, 6/1/40	17,714
18,354		Fannie Mae, 5.0%, 7/1/19	19,473
10,275		Fannie Mae, 5.0%, 7/1/40	11,429
13,426		Fannie Mae, 5.5%, 12/1/34	15,292
6,414		Fannie Mae, 5.5%, 2/1/33	7,066
18,415		Fannie Mae, 5.5%, 3/1/18	19,357
26,510		Fannie Mae, 5.5%, 9/1/33	30,027
52,988		Fannie Mae, 5.9%, 7/1/28	60,888
4,081		Fannie Mae, 6.0%, 1/1/29	4,699
5,854		Fannie Mae, 6.0%, 10/1/32	6,732
4,284		Fannie Mae, 6.0%, 11/1/32	4,882
16,635		Fannie Mae, 6.0%, 11/1/32	18,965
18,072		Fannie Mae, 6.0%, 4/1/33	20,743
34,079		Fannie Mae, 6.0%, 5/1/33	39,368
11,495		Fannie Mae, 6.0%, 6/1/33	13,099
23,409		Fannie Mae, 6.0%, 7/1/34	26,827
4,359		Fannie Mae, 6.0%, 7/1/38	4,979
11,156		Fannie Mae, 6.0%, 9/1/29	12,847
9,470		Fannie Mae, 6.0%, 9/1/34	10,877
4,345		Fannie Mae, 6.5%, 1/1/32	4,988
1,318		Fannie Mae, 6.5%, 10/1/31	1,513
3,463		Fannie Mae, 6.5%, 2/1/32	4,039
7,627		Fannie Mae, 6.5%, 3/1/32	8,756
2,942		Fannie Mae, 6.5%, 3/1/32	3,377
10,920		Fannie Mae, 6.5%, 4/1/29	12,537
3,449		Fannie Mae, 6.5%, 4/1/32	3,960
3,180		Fannie Mae, 6.5%, 7/1/21	3,650
30,457		Fannie Mae, 6.5%, 7/1/34	34,967
6,554		Fannie Mae, 6.5%, 8/1/32	7,697
6,347		Fannie Mae, 6.5%, 8/1/32	7,287
3,850		Fannie Mae, 7.0%, 1/1/32	4,691
945		Fannie Mae, 7.0%, 11/1/29	953
796		Fannie Mae, 7.0%, 7/1/31	832
2,575		Fannie Mae, 7.0%, 8/1/19	2,750
3,377		Fannie Mae, 7.0%, 9/1/18	3,575
12,007		Fannie Mae, 7.0%, 9/1/30	13,410
2,352		Fannie Mae, 7.5%, 2/1/31	2,891
8,494		Fannie Mae, 8.0%, 10/1/30	10,928
10,236		Fannie Mae, 8.0%, 2/1/29	11,765
29,857		Fannie Mae, 8.0%, 3/1/31	36,334
1,088		Fannie Mae, 8.0%, 4/1/30	1,313
1,810		Fannie Mae, 8.0%, 5/1/31	2,083
4,331		Fannie Mae, 8.0%, 7/1/30	5,150
47,332		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	50,820
98,488		Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	103,323
135,075		Federal Home Loan Mortgage Corp., 3.5%, 7/1/29	143,530
557,772		Federal Home Loan Mortgage Corp., 3.5%, 8/1/29	592,674
351,283		Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	382,952
125,045		Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	133,580
89,303		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	95,398
24,288		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	26,178
36,686		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	39,540
24,616		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	26,531
13,296		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	14,727
10,427		Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	11,201
12,019		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	13,312
27,737		Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	31,288
5,876		Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	6,677
2,708		Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	3,106
15,360		Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	17,664
13,163		Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	15,144
3,196		Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	3,650
22,177		Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	25,493
6,723		Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	7,737
17,279		Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	19,794
4,167		Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	5,023
2,502		Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	2,867
2,854		Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	3,269
23,429		Federal Home Loan Mortgage Corp., 6.5%, 4/1/32	27,357
8,315		Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	9,964
30,097		Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	34,243
2,675		Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	3,142
1,175		Federal Home Loan Mortgage Corp., 7.0%, 3/1/32	1,206
582		Federal Home Loan Mortgage Corp., 7.0%, 4/1/30	590
4,859		Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	5,817
3,336		Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	3,643
10,192		Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	11,260
1,840		Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	2,095
87,114		Government National Mortgage Association I, 4.0%, 8/15/43	93,539
137,084		Government National Mortgage Association I, 4.0%, 9/15/44	147,194
46,923		Government National Mortgage Association I, 4.5%, 12/15/18	49,351
24,381		Government National Mortgage Association I, 4.5%, 4/15/20	25,763
22,655		Government National Mortgage Association I, 4.5%, 8/15/41	25,062
26,426		Government National Mortgage Association I, 5.0%, 7/15/17	27,868
22,032		Government National Mortgage Association I, 5.0%, 7/15/19	23,523
23,229		Government National Mortgage Association I, 5.0%, 9/15/33	26,138
29,040		Government National Mortgage Association I, 5.5%, 10/15/34	33,119
20,125		Government National Mortgage Association I, 5.5%, 3/15/33	22,872
24,759		Government National Mortgage Association I, 5.5%, 7/15/33	28,144
57,492		Government National Mortgage Association I, 5.5%, 8/15/33	65,359
69,254		Government National Mortgage Association I, 5.72%, 10/15/29	78,440
13,242		Government National Mortgage Association I, 6.0%, 1/15/33	15,427
13,829		Government National Mortgage Association I, 6.0%, 10/15/32	15,767
16,680		Government National Mortgage Association I, 6.0%, 10/15/32	18,990
4,826		Government National Mortgage Association I, 6.0%, 10/15/32	5,494
46,228		Government National Mortgage Association I, 6.0%, 11/15/32	54,211
35,060		Government National Mortgage Association I, 6.0%, 11/15/32	40,873
24,481		Government National Mortgage Association I, 6.0%, 12/15/33	28,128
25,858		Government National Mortgage Association I, 6.0%, 2/15/18	26,852
24,878		Government National Mortgage Association I, 6.0%, 2/15/29	28,975
24,367		Government National Mortgage Association I, 6.0%, 4/15/28	28,398
5,682		Government National Mortgage Association I, 6.0%, 5/15/17	5,828
10,810		Government National Mortgage Association I, 6.0%, 8/15/19	11,398
19,891		Government National Mortgage Association I, 6.0%, 8/15/34	23,189
42,595		Government National Mortgage Association I, 6.0%, 8/15/34	48,867
21,204		Government National Mortgage Association I, 6.0%, 9/15/32	24,630
7,270		Government National Mortgage Association I, 6.5%, 10/15/31	8,323
5,034		Government National Mortgage Association I, 6.5%, 12/15/31	5,763
3,900		Government National Mortgage Association I, 6.5%, 12/15/31	4,723
38,568		Government National Mortgage Association I, 6.5%, 12/15/32	46,025
6,907		Government National Mortgage Association I, 6.5%, 2/15/29	7,908
3,240		Government National Mortgage Association I, 6.5%, 3/15/26	3,709
7,954		Government National Mortgage Association I, 6.5%, 4/15/17	8,117
272		Government National Mortgage Association I, 6.5%, 4/15/17	272
2,572		Government National Mortgage Association I, 6.5%, 4/15/32	2,945
2,975		Government National Mortgage Association I, 6.5%, 4/15/32	3,406
23,761		Government National Mortgage Association I, 6.5%, 5/15/29	28,421
9,238		Government National Mortgage Association I, 6.5%, 5/15/29	10,974
5,803		Government National Mortgage Association I, 6.5%, 5/15/31	6,643
2,380		Government National Mortgage Association I, 6.5%, 6/15/17	2,387
6,533		Government National Mortgage Association I, 6.5%, 6/15/28	7,479
8,198		Government National Mortgage Association I, 6.5%, 6/15/28	9,693
3,318		Government National Mortgage Association I, 6.5%, 6/15/32	3,890
1,340		Government National Mortgage Association I, 6.5%, 6/15/32	1,534
7,059		Government National Mortgage Association I, 6.5%, 6/15/32	8,164
22,045		Government National Mortgage Association I, 6.5%, 7/15/31	25,294
5,777		Government National Mortgage Association I, 6.5%, 7/15/32	6,613
6,943		Government National Mortgage Association I, 6.5%, 9/15/31	7,948
2,459		Government National Mortgage Association I, 7.0%, 1/15/26	2,599
6,540		Government National Mortgage Association I, 7.0%, 1/15/29	7,725
8,200		Government National Mortgage Association I, 7.0%, 11/15/28	9,063
786		Government National Mortgage Association I, 7.0%, 12/15/30	809
19,736		Government National Mortgage Association I, 7.0%, 2/15/28	21,156
2,150		Government National Mortgage Association I, 7.0%, 2/15/31	2,216
10,147		Government National Mortgage Association I, 7.0%, 4/15/28	11,470
4,400		Government National Mortgage Association I, 7.0%, 5/15/31	4,616
39,399		Government National Mortgage Association I, 7.0%, 5/15/32	45,197
10,411		Government National Mortgage Association I, 7.0%, 6/15/29	11,493
23,172		Government National Mortgage Association I, 7.0%, 7/15/26	24,835
835		Government National Mortgage Association I, 7.0%, 7/15/29	882
6,106		Government National Mortgage Association I, 7.0%, 7/15/29	6,798
4,231		Government National Mortgage Association I, 7.0%, 8/15/31	5,234
2,055		Government National Mortgage Association I, 7.0%, 9/15/27	2,143
1,902		Government National Mortgage Association I, 7.5%, 1/15/31	2,038
775		Government National Mortgage Association I, 7.5%, 10/15/22	852
4,004		Government National Mortgage Association I, 7.5%, 10/15/29	4,580
238		Government National Mortgage Association I, 7.5%, 6/15/23	242
498		Government National Mortgage Association I, 7.5%, 8/15/23	527
0		Government National Mortgage Association I, 7.5%, 8/15/29	0
25,960		Government National Mortgage Association II, 4.5%, 9/20/41	28,295
16,525		Government National Mortgage Association II, 5.0%, 1/20/20	17,690
27,059		Government National Mortgage Association II, 5.0%, 11/20/19	28,756
60,409		Government National Mortgage Association II, 5.9%, 2/20/28	67,609
24,352		Government National Mortgage Association II, 6.0%, 11/20/33	28,313
4,535		Government National Mortgage Association II, 6.0%, 12/20/18	4,742
1,973		Government National Mortgage Association II, 6.0%, 6/20/16	1,986
15,818		Government National Mortgage Association II, 6.0%, 7/20/19	16,651
6,633		Government National Mortgage Association II, 6.5%, 12/20/28	7,836
4,720		Government National Mortgage Association II, 6.5%, 8/20/28	5,610
3,897		Government National Mortgage Association II, 6.5%, 9/20/31	4,628
2,097		Government National Mortgage Association II, 7.0%, 1/20/31	2,554
13,800		Government National Mortgage Association II, 7.0%, 2/20/29	16,778
7,140		Government National Mortgage Association II, 7.0%, 5/20/26	8,496
1,193		Government National Mortgage Association II, 7.5%, 8/20/27	1,421
479		Government National Mortgage Association II, 8.0%, 8/20/25	580
125,000		U.S. Treasury Bonds, 3.0%, 11/15/44	136,963
500,000		U.S. Treasury Bonds, 4.375%, 5/15/41	681,484
1,100,000		U.S. Treasury Bonds, 4.5%, 2/15/36	1,498,493
1,304,131		U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24	1,303,621
400,000	0.10	U.S. Treasury Note, Floating Rate Note, 4/30/16	400,034
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $16,435,694)	$17,025,516

		MUNICIPAL BONDS - 2.6%
		Municipal Airport - 0.2%
75,000		Indianapolis Airport Authority, 5.1%, 1/15/17	$80,494

		Municipal Development - 0.3%
135,000		Selma Industrial Development Board, 5.8%, 5/1/34	$155,666

		Municipal Education - 0.0%†
10,000		Amherst College, 3.794%, 11/1/42	$10,266

		Municipal General - 0.9%
90,000		JobsOhio Beverage System, 3.985%, 1/1/29	$97,335
25,000		JobsOhio Beverage System, 4.532%, 1/1/35	28,149
50,000		Massachusetts Development Finance Agency, 5.25%, 4/1/37	57,806
75,000		New Jersey Transportation Trust Fund Authority, Transportation System-Series A, 5.5%, 6/15/41	84,680
25,000		New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	29,000
10,000		State of Washington, 3.0%, 7/1/28	10,126
25,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30	27,744
50,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	55,274
50,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/31	53,632
50,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/32	53,468
			$497,214
		Higher Municipal Education - 1.0%
25,000		Baylor University, 4.313%, 3/1/42	$27,440
45,000		California Educational Facilities Authority, 5.0%, 6/1/43	62,349
75,000		Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology -Series K, 5.5%, 7/1/32	103,300
25,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	34,054
50,000		Permanent University Fund, 5.0%, 7/1/30	61,088
105,000		President and Fellows of Harvard College, 6.3%, 10/1/37	110,925
50,000		The George Washington University, 1.827%, 9/15/17	50,478
15,000		The University of Texas System, 5.0%, 8/15/43	17,259
50,000		University of California, 3.38%, 5/15/28	52,296
			$519,189
		Municipal Transportation - 0.0%†
10,000		Port Authority of New York & New Jersey, 4.458%, 10/1/62	$10,936

		Municipal Obligation - 0.2%
50,000		State of Texas, 4.0%, 10/1/44	$52,918
30,000		Washington Suburban Sanitary Commission, 4.0%, 6/1/43	31,697
35,000		Washington Suburban Sanitary Commission, 4.0%, 6/1/44	36,952
			$121,567
		TOTAL MUNICIPAL BONDS
		(Cost $1,269,972)	$1,395,332

		SENIOR FLOATING RATE LOAN INTERESTS - 3.7%**
		Energy - 0.2%
		Oil & Gas Refining & Marketing - 0.2%
79,648	4.25	Pilot Travel Centers LLC, Initial Tranche B, 9/30/21	$80,444
		Total Energy	$80,444
		Materials - 0.2%
		Metal & Glass Containers - 0.2%
124,688	4.00	Crown Americas LLC, Term Loan B, 10/22/21	$126,041
		Total Materials	$126,041
		Capital Goods - 0.0%†
		Trading Companies & Distributors - 0.0%†
13,730	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$13,770
		Total Capital Goods	$13,770
		Automobiles & Components - 0.6%
		Auto Parts & Equipment - 0.3%
136,431	3.50	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$136,658
		Tires & Rubber - 0.3%
170,833	4.75	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$172,568
		Total Automobiles & Components	$309,226
		Consumer Services - 0.4%
		Casinos & Gaming - 0.2%
99,750	6.00	Scientific Games, Initial Term B-2, 10/1/21	$100,110
		Restaurants - 0.2%
113,985	4.50	Burger King Worldwide, Inc., Term Loan B, 9/24/21	$115,256
		Total Consumer Services	$215,366
		Media - 0.6%
		Broadcasting - 0.2%
136,960	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20	$136,896
		Movies & Entertainment - 0.3%
62,696	3.75	Cinedigm Digital Funding I LLC, Term Loan, 2/28/18	$62,932
82,740	3.50	Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20	82,550
			$145,482
		Publishing - 0.1%
46,558	4.75	Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21	$46,841
		Total Media	$329,219
		Household & Personal Products - 0.6%
		Personal Products - 0.6%
95,663	4.75	Federal-Mogul Corporation, Tranche C Term, 4/15/21	$95,519
215,357	3.50	NBTY, Inc., Term B-2 Loan, 10/1/17	212,867
			$308,386
		Total Household & Personal Products	$308,386
		Health Care Equipment & Services - 0.6%
		Health Care Facilities - 0.2%
30,488	3.01	HCA, Inc., Tranche B-4 Term Loan, 5/1/18	$30,541
73,117	2.92	HCA, Inc., Tranche B-5 Term Loan, 3/31/17	73,232
			$103,773
		Health Care Technology - 0.4%
238,246	3.50	IMS Health, Inc., Term B Dollar Loan, 3/17/21	$237,986
		Total Health Care Equipment & Services	$341,759
		Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
		Life Sciences Tools & Services - 0.1%
61,590	4.25	Catalent Pharma Solutions, Dollar Term Loan, 5/20/21	$61,931
		Total Pharmaceuticals, Biotechnology & Life Sciences	$61,931
		Diversified Financials - 0.2%
		Investment Banking & Brokerage - 0.2%
97,020	3.25	LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3/29/19	$97,120
		Total Diversified Financials	$97,120
		Software & Services - 0.2%
		IT Consulting & Other Services - 0.1%
58,387	3.92	SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17	$58,478
		Data Processing & Outsourced Services - 0.1%
44,590	3.67	First Data Corp., 2018 New Dollar Term Loan, 3/24/18	$44,622
		Total Software & Services	$103,100
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $1,936,133)	$1,986,362

		TOTAL INVESTMENT IN SECURITIES - 95.0%
		(Cost $49,160,506) (a)	$51,159,513
		OTHER ASSETS & LIABILITIES - 5.0%	$2,689,504
		TOTAL NET ASSETS - 100.0%	$53,849,017

†		Amount rounds to less than 0.1%.

(Cat Bond)		Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

(PIK)		Represents a pay in kind security.

(Perpetual)		Security with no stated maturity date.

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

REIT		Real Estate Investment Trust.

REMICS		Real Estate Mortgage Investment Conduit Securities.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2015, the value of these securities amounted to $10,725,719 or 19.9% of total net assets.

**
Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

(a)		At March 31, 2015, the net unrealized apprecaiation (depreciation) on investments based on
		cost for federal income tax purposes of $49,237,127 was as follows:

		Aggregate net unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$2,202,174

		Aggregate net unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(279,788)

		Net unrealized appreciation	$1,922,386

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)		Security issued with a zero coupon. Income is earned through accretion of discount.

(d)		Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT – SELL PROTECTION

	Notional Principal ($) (1)	Clearinghouse	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Paid	Net Unrealized Appreciation
	833,000	Chicago Mercantile Exchange	Markit CDX North America High Yield Index	5.00%	B	12/20/19	$45,815	$22,538

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor’s rating of the issuer.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Portfolio's investments:

		Level 1	Level 2	Level 3	Total
	Preferred Stocks
	Banks
	Regional Banks	$ 12,148	$ 102,781	$ -	$ 114,929
	Insurance
	Property & Casualty Insurance	75,313	121,350	-	196,663
	All Other Preferred Stocks	373,243	-	-	373,243
	Convertible Preferred Stock	189,565	-	-	189,565
	Asset Backed Securities	-	1,497,019	-	1,497,019
	Collateralized Mortgage Obligations	-	8,574,624	-	8,574,624
	Corporate Bonds
	Insurance
	Reinsurance	-	154,979	22,457	177,436
	All Other Corporate Bonds	-	19,628,824	-	19,628,824
	U.S. Government Agency Obligations	-	17,025,516	-	17,025,516
	Municipal Bonds	-	1,395,332	-	1,395,332
	Senior Floating Rate Loan Interests	-	1,986,362	-	1,986,362
	Total	$ 650,269	$ 50,486,787	$ 22,457	$ 51,159,513

	Other Financial Instruments	Level 1	Level 2	Level 3	Total
	Net unrealized depreciation on futures contracts	$ (85,472)	$ -	$ -	$ (85,472)
	Net unrealized appreciation on centrally cleared swap contracts	-	22,538	-	22,538
	Total Other Financial Instruments	$ (85,472)	$ 22,538	$ -	$ (62,934)

The following is a reconciliation of assets valued using significant observable inputs (Level 3):
		Corporate Bonds

	Balance as of 12/31/14	$ 34,256
	Realized gain (loss)1	-
	Change in unrealized appreciation (depreciation)2	(11,799)
	Purchases	-
	Sales	-
	Transfers in to Level 3*	-
	Transfers out of Level 3*	-
	Balance as of 3/31/15	$ 22,457

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation
	(depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values.

	During the period ended March 31, 2015, there were no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 3/31/15	$ (11,799)

		Pioneer High Yield VCT Portfolio
		Schedule of Investments 3/31/15 (unaudited)

Principal Amount ($)	Floating Rate (b)		Value
		CONVERTIBLE CORPORATE BONDS - 16.0%
		Energy - 1.0%
		Oil & Gas Equipment & Services - 0.1%
85,000		SEACOR Holdings, Inc., 3.0%, 11/15/28	$73,209
		Oil & Gas Exploration & Production - 0.6%
300,000		Cobalt International Energy, Inc., 2.625%, 12/1/19	$218,062
185,000		Energy & Exploration Partners, Inc., 8.0%, 7/1/19 (144A)	68,450
65,000		Energy XXI, Ltd., 3.0%, 12/15/18	18,528
150,000		Whiting Petroleum Corp., 1.25%, 4/1/20 (144A)	158,344
			$463,384
		Oil & Gas Storage & Transportation - 0.3%
200,000		Golar LNG, Ltd., 3.75%, 3/7/17	$209,780
		Total Energy	$746,373
		Materials - 0.4%
		Diversified Metals & Mining - 0.4%
235,000		RTI International Metals, Inc., 1.625%, 10/15/19	$270,250
		Total Materials	$270,250
		Capital Goods - 0.8%
		Aerospace & Defense - 0.1%
95,000		The KEYW Holding Corp., 2.5%, 7/15/19	$76,356
		Electrical Components & Equipment - 0.7%
459,000		General Cable Corp., 4.5%, 11/15/29 (Step)	$364,044
190,000		SolarCity Corp., 1.625%, 11/1/19 (144A)	168,150
			$532,194
		Total Capital Goods	$608,550
		Consumer Durables & Apparel - 2.3%
		Homebuilding - 1.7%
450,000		KB Home, 1.375%, 2/1/19	$430,312
109,000		Lennar Corp., 2.75%, 12/15/20 (144A)	253,629
245,000		Standard Pacific Corp., 1.25%, 8/1/32	302,116
250,000		The Ryland Group, Inc., 0.25%, 6/1/19	243,438
			$1,229,495
		Housewares & Specialties - 0.6%
365,000		Jarden Corp., 1.125%, 3/15/34	$433,438
		Total Consumer Durables & Apparel	$1,662,933
		Consumer Services - 0.2%
		Specialized Consumer Services - 0.2%
100,000		Ascent Capital Group, Inc., 4.0%, 7/15/20	$75,562
65,000		Carriage Services, Inc., 2.75%, 3/14/21 (144A)	78,041
			$153,603
		Total Consumer Services	$153,603
		Media - 0.2%
		Broadcasting - 0.2%
175,000		Liberty Media Corp., 1.375%, 10/15/23	$174,672
		Total Media	$174,672
		Retailing - 0.5%
		Internet Retail - 0.5%
380,000		Shutterfly, Inc., 0.25%, 5/15/18	$375,012
		Total Retailing	$375,012
		Health Care Equipment & Services - 1.3%
		Health Care Equipment - 0.6%
280,000		Insulet Corp., 2.0%, 6/15/19	$282,275
125,000		Wright Medical Group, Inc., 2.0%, 2/15/20 (144A)	131,797
			$414,072
		Health Care Supplies - 0.7%
400,000		Alere, Inc., 3.0%, 5/15/16	$471,500
85,000		Endologix, Inc., 2.25%, 12/15/18	84,894
			$556,394
		Total Health Care Equipment & Services	$970,466
		Pharmaceuticals, Biotechnology & Life Sciences - 3.3%
		Biotechnology - 1.8%
125,000		ARIAD Pharmaceuticals, Inc., 3.625%, 6/15/19 (144A)	$144,062
75,000		BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	111,609
75,000		BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20	113,578
139,000		Cepheid, 1.25%, 2/1/21	154,377
140,000		Corsicanto, Ltd., 3.5%, 1/15/32	149,100
388,000		Emergent Biosolutions, Inc., 2.875%, 1/15/21	448,382
70,000		Immunomedics, Inc., 4.75%, 2/15/20 (144A)	69,796
163,000		PDL BioPharma, Inc., 4.0%, 2/1/18	155,971
			$1,346,875
		Pharmaceuticals - 1.5%
200,000		Jazz Investments I, Ltd., 1.875%, 8/15/21 (144A)	$232,750
165,000		Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19	438,591
125,000		The Medicines Co., 2.5%, 1/15/22 (144A)	135,292
320,000		Theravance, Inc., 2.125%, 1/15/23	271,400
			$1,078,033
		Total Pharmaceuticals, Biotechnology & Life Sciences	$2,424,908
		Real Estate - 0.3%
		Real Estate Operating Companies - 0.3%
180,000		Forest City Enterprises, Inc., 3.625%, 8/15/20	$209,475
		Total Real Estate	$209,475
		Software & Services - 3.9%
		Internet Software & Services - 1.9%
405,000		Akamai Technologies, Inc., 2/15/19 (c)	$437,562
240,000		Twitter, Inc., 0.25%, 9/15/19 (144A)	235,650
685,000		WebMD Health Corp., 1.5%, 12/1/20	727,799
			$1,401,011
		Data Processing & Outsourced Services - 0.5%
330,000		Cardtronics, Inc., 1.0%, 12/1/20	$326,494
		Application Software - 1.5%
105,000		Citrix Systems, Inc., 0.5%, 4/15/19 (144A)	$110,512
360,000		Mentor Graphics Corp., 4.0%, 4/1/31	449,100
515,000		Nuance Communications, Inc., 2.75%, 11/1/31	511,138
			$1,070,750
		Total Software & Services	$2,798,255
		Technology Hardware & Equipment - 1.1%
		Communications Equipment - 0.7%
125,000		Emulex Corp., 1.75%, 11/15/18	$126,788
360,000		Finisar Corp., 0.5%, 12/15/33	369,000
			$495,788
		Electronic Components - 0.4%
310,000		Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$266,406
		Total Technology Hardware & Equipment	$762,194
		Semiconductors & Semiconductor Equipment - 0.3%
		Semiconductors - 0.3%
173,000		ON Semiconductor Corp., 2.625%, 12/15/26	$221,440
		Total Semiconductors & Semiconductor Equipment	$221,440
		Utilities - 0.3%
		Independent Power Producers & Energy Traders - 0.3%
235,000		SunPower Corp., 0.875%, 6/1/21 (144A)	$227,069
		Total Utilities	$227,069
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $10,875,390)	$11,605,200

		PREFERRED STOCKS - 1.7%
		Energy - 0.1%
		Oil & Gas Storage & Transportation - 0.1%
2,429	7.62	NuStar Logistics LP, Floating Rate Note, 1/15/43	$63,373
		Total Energy	$63,373
		Banks - 0.7%
		Diversified Banks - 0.6%
16,000	7.12	Citigroup, Inc., Floating Rate Note (Perpetual)	$442,240
		Regional Banks - 0.1%
2,330	6.62	Fifth Third Bancorp, Floating Rate Note (Perpetual)	$65,822
		Total Banks	$508,062
		Diversified Financials - 0.6%
		Consumer Finance - 0.3%
10,350	8.12	GMAC Capital Trust I, Floating Rate Note, 2/15/40	$271,688
		Investment Banking & Brokerage - 0.3%
7,000	7.12	Morgan Stanley, Floating Rate Note (Perpetual)	$199,290
		Total Diversified Financials	$470,978
		Utilities - 0.3%
		Electric Utilities - 0.3%
8,000		PPL Capital Funding, Inc., 5.9%, 4/30/73	$204,320
		Total Utilities	$204,320
		TOTAL PREFERRED STOCKS
		(Cost $1,149,124)	$1,246,733

		CONVERTIBLE PREFERRED STOCKS - 1.8%
		Energy - 0.5%
		Oil & Gas Exploration & Production - 0.5%
900		Penn Virginia Corp., 6.0% (Perpetual) (144A)	$54,801
9,970		PetroQuest Energy, Inc., 6.875% (Perpetual)	280,406
1,054		SandRidge Energy, Inc., 7.0% (Perpetual)	40,711
			$375,918
		Total Energy	$375,918
		Consumer Durables & Apparel - 0.6%
		Home Furnishings - 0.6%
5,000		Sealy Corp., 8.0%, 7/15/16 (4.0% cash, 4.0% PIK) (PIK)	$424,600
		Total Consumer Durables & Apparel	$424,600
		Food, Beverage & Tobacco - 0.3%
		Packaged Foods & Meats - 0.3%
2,700		Post Holdings, Inc., 2.5% (Perpetual) (144A)	$251,438
		Total Food, Beverage & Tobacco	$251,438
		Health Care Equipment & Services - 0.2%
		Health Care Supplies - 0.2%
397		Alere, Inc., 3.0% (Perpetual)	$134,881
		Total Health Care Equipment & Services	$134,881
		Diversified Financials - 0.2%
		Asset Management & Custody Banks - 0.2%
2,000		AMG Capital Trust II, 5.15%, 10/15/37	$122,375
		Total Diversified Financials	$122,375
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $1,536,124)	$1,309,212
Shares
		COMMON STOCKS - 8.2%
		Energy - 0.6%
		Oil & Gas Exploration & Production - 0.2%
5,400		Marathon Oil Corp.	$140,994
		Oil & Gas Refining & Marketing - 0.4%
2,700		Marathon Petroleum Corp. *	$276,453
		Total Energy	$417,447
		Materials - 1.1%
		Commodity Chemicals - 0.8%
6,049		Axiall Corp.	$283,940
3,319		LyondellBasell Industries NV	291,408
			$575,348
		Diversified Metals & Mining - 0.3%
11,777		Freeport-McMoRan, Inc.	$223,174
		Total Materials	$798,522
		Capital Goods - 1.3%
		Aerospace & Defense - 0.2%
2,221		Orbital ATK, Inc.	$170,195
		Electrical Components & Equipment - 0.5%
20,112		General Cable Corp.	$346,530
		Construction & Farm Machinery & Heavy Trucks - 0.4%
15,596		Commercial Vehicle Group, Inc. *	$100,438
3,800		Joy Global, Inc.	148,884
			$249,322
		Industrial Machinery - 0.2%
4,579		Kennametal, Inc.	$154,267
		Total Capital Goods	$920,314
		Transportation - 0.5%
		Airlines - 0.4%
4,490		United Continental Holdings, Inc. *	$301,952
		Marine - 0.1%
161,006		Horizon Lines, Inc. *	$104,654
		Total Transportation	$406,606
		Automobiles & Components - 0.7%
		Automobile Manufacturers - 0.7%
32,788		Ford Motor Co.	$529,198
		Total Automobiles & Components	$529,198
		Consumer Services - 0.5%
		Casinos & Gaming - 0.2%
4,539		Pinnacle Entertainment, Inc. *	$163,813
		Restaurants - 0.3%
2,314		Starbucks Corp.	$219,136
		Total Consumer Services	$382,949
		Health Care Equipment & Services - 1.0%
		Health Care Services - 0.1%
9,932		BioScrip, Inc. *	$43,999
		Managed Health Care - 0.9%
3,278		Aetna, Inc.	$349,205
2,432		Cigna Corp.	314,798
			$664,003
		Total Health Care Equipment & Services	$708,002
		Pharmaceuticals, Biotechnology & Life Sciences - 0.9%
		Life Sciences Tools & Services - 0.9%
1,808		Bio-Rad Laboratories, Inc. *	$244,405
3,059		Thermo Fisher Scientific, Inc.	410,946
172		Waters Corp. *	21,383
			$676,734
		Total Pharmaceuticals, Biotechnology & Life Sciences	$676,734
		Real Estate - 0.5%
		Real Estate Operating Companies - 0.5%
13,420		Forest City Enterprises, Inc. *	$342,478
		Total Real Estate	$342,478
		Technology Hardware & Equipment - 0.8%
		Computer Storage & Peripherals - 0.1%
3,800		EMC Corp.	$97,128
		Technology Hardware, Storage & Peripherals - 0.4%
9,441		NCR Corp. *	$278,604
		Electronic Manufacturing Services - 0.3%
2,564		TE Connectivity, Ltd.	$183,634
		Total Technology Hardware & Equipment	$559,366
		Telecommunication Services - 0.3%
		Integrated Telecommunication Services - 0.3%
25,476		Windstream Holdings, Inc.	$188,522
		Total Telecommunication Services	$188,522
		TOTAL COMMON STOCKS
		(Cost $4,159,481)	$5,930,138
Principal Amount ($)
		ASSET BACKED SECURITIES - 0.0%†
		Diversified Financials - 0.0%†
		Other Diversified Financial Services - 0.0%†
18,021		Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)	$19,382
		Total Diversified Financials	$19,382
		TOTAL ASSET BACKED SECURITIES
		(Cost $18,812)	$19,382

		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
		Materials - 0.6%
		Forest Products - 0.6%
450,000		TimberStar Trust I, 7.5296%, 10/15/36 (144A)	$463,730
		Total Materials	$463,730
		Banks - 0.1%
		Thrifts & Mortgage Finance - 0.1%
51,500		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	$39,356
28,759		RALI Series 2003-QS15 Trust, 5.5%, 8/25/33	29,724
			$69,080
		Total Banks	$69,080
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $529,501)	$532,810

		CORPORATE BONDS - 60.0%
		Energy - 12.0%
		Oil & Gas Drilling - 0.2%
190,000		Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)	$110,200
100,000		Offshore Group Investment, Ltd., 7.5%, 11/1/19	57,000
			$167,200
		Oil & Gas Equipment & Services - 1.3%
144,000		Bristow Group, Inc., 6.25%, 10/15/22	$136,800
225,000		Exterran Partners LP, 6.0%, 10/1/22	204,750
350,000		Forum Energy Technologies, Inc., 6.25%, 10/1/21	328,125
165,000		Hiland Partners LP, 7.25%, 10/1/20 (144A)	177,788
165,000		McDermott International, Inc., 8.0%, 5/1/21 (144A)	127,875
			$975,338
		Oil & Gas Exploration & Production - 7.3%
120,000		Antero Resources Corp., 6.0%, 12/1/20	$120,060
150,000		Berry Petroleum Co., LLC, 6.375%, 9/15/22	116,625
270,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	281,475
255,000		Comstock Resources, Inc., 7.75%, 4/1/19	107,100
150,000		Concho Resources, Inc., 5.5%, 4/1/23	151,110
205,000		Denbury Resources, Inc., 5.5%, 5/1/22	183,988
200,000		EP Energy LLC, 7.75%, 9/1/22	204,000
400,000		EP Energy LLC, 9.375%, 5/1/20	419,000
195,000		EPL Oil & Gas, Inc., 8.25%, 2/15/18	144,300
245,000		Gulfport Energy Corp., 7.75%, 11/1/20	251,125
225,000		Halcon Resources Corp., 8.875%, 5/15/21	156,375
150,000		Legacy Reserves LP, 6.625%, 12/1/21	118,500
400,000		Linn Energy LLC, 6.25%, 11/1/19	316,000
220,000		Memorial Production Partners LP, 6.875%, 8/1/22 (144A)	194,700
135,000		Memorial Production Partners LP, 7.625%, 5/1/21	122,850
225,000		Northern Oil and Gas, Inc., 8.0%, 6/1/20	199,688
80,000		Oasis Petroleum, Inc., 6.5%, 11/1/21	76,400
210,000		Parsley Energy LLC, 7.5%, 2/15/22 (144A)	212,100
185,000		PDC Energy, Inc., 7.75%, 10/15/22	194,250
190,000		Penn Virginia Corp., 7.25%, 4/15/19	171,950
150,000		Penn Virginia Corp., 8.5%, 5/1/20	141,000
145,000		Rice Energy Inc., 6.25%, 5/1/22	141,375
155,000		Rosetta Resources, Inc., 5.875%, 6/1/22	146,088
105,000		RSP Permian, Inc., 6.625%, 10/1/22 (144A)	105,525
430,000		Sanchez Energy Corp., 6.125%, 1/15/23	386,462
595,000		Swift Energy Co., 7.875%, 3/1/22	238,000
355,000		Whiting Canadian Holding Co ULC, 8.125%, 12/1/19	371,862
			$5,271,908
		Oil & Gas Refining & Marketing - 1.0%
525,000		Calumet Specialty Products Partners LP, 6.5%, 4/15/21 (144A)	$509,250
235,000		Tesoro Corp., 5.375%, 10/1/22	245,575
			$754,825
		Oil & Gas Storage & Transportation - 1.9%
225,000		Global Partners LP, 6.25%, 7/15/22 (144A)	$221,625
150,000		Holly Energy Partners LP, 6.5%, 3/1/20	147,750
395,000		Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	396,975
400,000		Tesoro Logistics LP, 5.5%, 10/15/19 (144A)	412,000
170,000		Western Refining Logistics LP, 7.5%, 2/15/23 (144A)	173,400
			$1,351,750
		Coal & Consumable Fuels - 0.3%
200,000		SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)	$205,000
		Total Energy	$8,726,021
		Materials - 5.8%
		Commodity Chemicals - 1.2%
85,000		Axiall Corp., 4.875%, 5/15/23	$84,362
220,000		Evolution Escrow Issuer LLC, 7.5%, 3/15/22 (144A)	222,750
60,000		Hexion, Inc., 6.625%, 4/15/20	54,900
200,000		Hexion, Inc., 8.875%, 2/1/18	176,500
225,000		Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)	213,750
100,000		Tronox Finance LLC, 6.375%, 8/15/20	97,750
			$850,012
		Metal & Glass Containers - 2.0%
765,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	$875,923
225,000		Reynolds Group Issuer, Inc., 8.25%, 2/15/21	240,750
350,000		Reynolds Group Issuer, Inc., 8.5%, 5/15/18	359,188
			$1,475,861
		Paper Packaging - 0.3%
200,000		Coveris Holding Corp., 10.0%, 6/1/18 (144A)	$211,500
		Diversified Metals & Mining - 0.2%
155,000		Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	$149,962
		Gold - 0.4%
100,000		Eldorado Gold Corp., 6.125%, 12/15/20 (144A)	$97,250
240,000		IAMGOLD Corp., 6.75%, 10/1/20 (144A)	198,600
			$295,850
		Steel - 1.4%
175,000		Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (144A)	$164,500
150,000		EVRAZ plc, 7.50%, 11/15/19	145,125
230,000		JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)	193,200
500,000		Steel Dynamics, Inc., 5.5%, 10/1/24 (144A)	506,875
			$1,009,700
		Paper Products - 0.3%
165,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	$158,565
80,000		Unifrax I LLC, 7.5%, 2/15/19 (144A)	80,400
			$238,965
		Total Materials	$4,231,850
		Capital Goods - 4.4%
		Aerospace & Defense - 0.6%
240,000		Bombardier, Inc., 6.0%, 10/15/22	$225,300
210,000		DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)	210,000
25,000		DynCorp International, Inc., 10.375%, 7/1/17	21,875
			$457,175
		Building Products - 0.7%
200,000		Calcipar SA, 6.875%, 5/1/18 (144A)	$202,500
330,000		Griffon Corp., 5.25%, 3/1/22	325,578
			$528,078
		Construction & Engineering - 0.1%
90,000		MasTec, Inc., 4.875%, 3/15/23	$84,150
		Industrial Conglomerates - 0.4%
240,000		JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	$260,400
		Construction & Farm Machinery & Heavy Trucks - 0.9%
370,000		Navistar International Corp., 8.25%, 11/1/21	$359,825
350,000		Titan International, Inc., 6.875%, 10/1/20	303,188
			$663,013
		Industrial Machinery - 1.1%
325,000		Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$305,500
200,000		Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)	213,500
235,000		Xerium Technologies, Inc., 8.875%, 6/15/18	242,638
			$761,638
		Trading Companies & Distributors - 0.6%
200,000		Rexel SA, 5.25%, 6/15/20 (144A)	$209,750
200,000		WESCO Distribution, Inc., 5.375%, 12/15/21	203,500
			$413,250
		Total Capital Goods	$3,167,704
		Commercial Services & Supplies - 1.3%
		Environmental & Facilities Services - 0.2%
110,000		Safway Group Holding LLC, 7.0%, 5/15/18 (144A)	$108,900
		Diversified Support Services - 0.9%
165,000		Allegion US Holding Co, Inc., 5.75%, 10/1/21	$172,425
230,000		NANA Development Corp., 9.5%, 3/15/19 (144A)	212,750
275,000		The GEO Group, Inc., 5.875%, 10/15/24	286,000
			$671,175
		Research & Consulting Services - 0.2%
145,000		IHS, Inc., 5.0%, 11/1/22 (144A)	$145,638
		Total Commercial Services & Supplies	$925,713
		Transportation - 0.8%
		Airlines - 0.2%
9,503		Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17	$9,865
175,000		Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)	160,125
			$169,990
		Railroads - 0.3%
245,000		Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)	$238,262
		Trucking - 0.3%
200,000		syncreon Group BV, 8.625%, 11/1/21 (144A)	$171,000
		Total Transportation	$579,252
		Automobiles & Components - 0.5%
		Auto Parts & Equipment - 0.5%
345,000		Stackpole International Intermediate, 7.75%, 10/15/21 (144A)	$341,550
		Total Automobiles & Components	$341,550
		Consumer Durables & Apparel - 1.5%
		Homebuilding - 1.5%
100,000		Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	$104,500
190,000		KB Home, 7.5%, 9/15/22	194,750
175,000		Lennar Corp., 4.5%, 6/15/19	180,688
225,000		Lennar Corp., 4.75%, 11/15/22	228,938
30,000		MDC Holdings, Inc., 5.5%, 1/15/24	29,250
115,000		Meritage Homes Corp., 7.0%, 4/1/22	123,338
75,000		Rialto Holdings LLC, 7.0%, 12/1/18 (144A)	78,000
70,000		Shea Homes LP, 5.875%, 4/1/23 (144A)	71,225
105,000		The Ryland Group, Inc., 5.375%, 10/1/22	104,738
			$1,115,427
		Total Consumer Durables & Apparel	$1,115,427
		Consumer Services - 1.4%
		Casinos & Gaming - 0.6%
16,910		Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (d)	$55
300,000		Scientific Games International, Inc., 10.0%, 12/1/22 (144A)	280,500
250,000		Scientific Games International, Inc., 6.25%, 9/1/20	186,250
			$466,805
		Hotels, Resorts & Cruise Lines - 0.6%
200,000		NCL Corp., Ltd., 5.25%, 11/15/19 (144A)	$205,000
210,000		Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)	233,625
			$438,625
		Education Services - 0.2%
130,000		Cambium Learning Group, Inc., 9.75%, 2/15/17	$128,700
		Total Consumer Services	$1,034,130
		Media - 4.3%
		Broadcasting - 1.2%
215,000		LIN Television Corp., 5.875%, 11/15/22 (144A)	$219,300
25,000		Outfront Media Capital LLC, 5.625%, 2/15/24 (144A)	26,188
350,000		Quebecor Media, Inc., 5.75%, 1/15/23	360,500
145,000		Townsquare Radio LLC, 9.0%, 4/1/19 (144A)	154,550
90,000		Univision Communications, Inc., 5.125%, 2/15/25 (144A)	91,912
			$852,450
		Cable & Satellite - 2.2%
560,000		CCO Holdings LLC, 5.75%, 1/15/24	$581,700
250,000		CCO Holdings LLC, 6.5%, 4/30/21	262,500
225,000		Intelsat Jackson Holdings SA, 7.25%, 4/1/19	233,212
125,000		Intelsat Luxembourg SA, 7.75%, 6/1/21	115,312
375,000		Videotron, Ltd., 5.375%, 6/15/24 (144A)	386,250
			$1,578,974
		Movies & Entertainment - 0.5%
220,000		Cinemark USA, Inc., 4.875%, 6/1/23	$218,900
180,000		Regal Entertainment Group, Inc., 5.75%, 2/1/25	180,000
			$398,900
		Publishing - 0.4%
280,000		Gannett Co., Inc., 6.375%, 10/15/23	$303,800
		Total Media	$3,134,124
		Retailing - 0.8%
		Department Stores - 0.2%
140,000		Family Tree Escrow LLC, 5.75%, 3/1/23 (144A)	$147,350
		Computer & Electronics Retail - 0.1%
100,000		Rent-A-Center, Inc., 4.75%, 5/1/21	$85,000
		Specialty Stores - 0.1%
90,000		Outerwall, Inc., 6.0%, 3/15/19	$87,300
		Automotive Retail - 0.4%
230,000		CST Brands, Inc., 5.0%, 5/1/23	$234,600
		Total Retailing	$554,250
		Food & Staples Retailing - 0.5%
		Food Retail - 0.5%
140,000		C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$136,850
200,000		Darling Ingredients, Inc., 5.375%, 1/15/22	201,500
			$338,350
		Total Food & Staples Retailing	$338,350
		Food, Beverage & Tobacco - 1.7%
		Soft Drinks - 0.3%
195,000		Cott Beverages, Inc., 5.375%, 7/1/22 (144A)	$187,931
		Packaged Foods & Meats - 1.0%
100,000		B&G Foods, Inc., 4.625%, 6/1/21	$99,875
42,000		Chiquita Brands International, Inc., 7.875%, 2/1/21	45,990
200,000		Dole Food Co., Inc., 7.25%, 5/1/19 (144A)	203,000
315,000		Post Holdings, Inc., 6.75%, 12/1/21 (144A)	318,150
75,000		Post Holdings, Inc., 7.375%, 2/15/22	77,625
			$744,640
		Tobacco - 0.4%
365,000		Alliance One International, Inc., 9.875%, 7/15/21	$321,200
		Total Food, Beverage & Tobacco	$1,253,771
		Household & Personal Products - 0.3%
		Personal Products - 0.3%
200,000		Revlon Consumer Products Corp., 5.75%, 2/15/21	$206,500
		Total Household & Personal Products	$206,500
		Health Care Equipment & Services - 4.1%
		Health Care Equipment - 0.4%
285,000		Physio-Control International, Inc., 9.875%, 1/15/19 (144A)	$302,812
		Health Care Supplies - 0.2%
100,000		Halyard Health, Inc., 6.25%, 10/15/22 (144A)	$104,750
		Health Care Services - 0.2%
150,000		BioScrip, Inc., 8.875%, 2/15/21 (144A)	$134,812
		Health Care Facilities - 3.0%
350,000		Capella Healthcare, Inc., 9.25%, 7/1/17	$362,469
730,000		CHS, Inc., 7.125%, 7/15/20	773,800
200,000		Kindred Healthcare Inc., 6.375%, 4/15/22	201,750
500,000		Tenet Healthcare Corp., 6.0%, 10/1/20	530,000
370,000		Universal Hospital Services, Inc., 7.625%, 8/15/20	323,750
			$2,191,769
		Managed Health Care - 0.3%
225,000		WellCare Health Plans, Inc., 5.75%, 11/15/20	$236,250
		Total Health Care Equipment & Services	$2,970,393
		Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
		Biotechnology - 0.5%
393,000		Lantheus Medical Imaging, Inc., 9.75%, 5/15/17	$385,140
		Pharmaceuticals - 1.1%
140,000		Endo Finance LLC, 5.375%, 1/15/23 (144A)	$139,650
200,000		Endo Finance LLC, 5.75%, 1/15/22 (144A)	205,000
203,000		JLL, 7.5%, 2/1/22 (144A)	211,120
250,000		Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)	256,250
			$812,020
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,197,160
		Banks - 1.1%
		Diversified Banks - 1.1%
425,000	6.50	Bank of America Corp., Floating Rate Note, 10/23/49	$449,438
175,000	6.25	Bank of America Corp., Floating Rate Note, 9/29/49	178,281
175,000	5.88	Wells Fargo & Company, Floating Rate Note (Perpetual)	185,062
			$812,781
		Total Banks	$812,781
		Diversified Financials - 2.7%
		Specialized Finance - 1.9%
175,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$199,157
400,000		Fly Leasing, Ltd., 6.375%, 10/15/21	396,000
200,000		Fly Leasing, Ltd., 6.75%, 12/15/20	204,250
315,000		Nationstar Mortgage LLC, 6.5%, 7/1/21	305,550
300,000		Oxford Finance LLC, 7.25%, 1/15/18 (144A)	309,000
			$1,413,957
		Consumer Finance - 0.5%
300,000		Ally Financial, Inc., 4.625%, 3/30/25	$295,500
110,000		TMX Finance LLC, 8.5%, 9/15/18 (144A)	78,100
			$373,600
		Investment Banking & Brokerage - 0.3%
200,000	5.55	Morgan Stanley, Floating Rate Note (Perpetual)	$202,000
		Total Diversified Financials	$1,989,557
		Insurance - 1.9%
		Life & Health Insurance - 0.5%
200,000		Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)	$210,000
185,000	5.65	Voya Financial, Inc., Floating Rate Note, 5/15/53	193,325
			$403,325
		Reinsurance - 1.4%
250,000	5.01	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/7/17 (Cat Bond) (144A)	$250,875
250,000	12.76	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	267,025
500,000	4.03	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	495,550
			$1,013,450
		Total Insurance	$1,416,775
		Real Estate - 0.9%
		Diversified REIT's - 0.3%
210,000		MPT Operating Partnership LP, 5.5%, 5/1/24	$223,125
		Specialized REIT's - 0.3%
134,143		AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)	$126,094
100,000		Aviv Healthcare Properties LP, 7.75%, 2/15/19	104,250
			$230,344
		Real Estate Services - 0.3%
235,000		Kennedy-Wilson, Inc., 5.875%, 4/1/24	$235,588
		Total Real Estate	$689,057
		Software & Services - 1.9%
		Internet Software & Services - 1.1%
75,000		IAC, 4.875%, 11/30/18	$77,250
365,000		j2 Global, Inc., 8.0%, 8/1/20	394,200
230,000		VeriSign, Inc., 4.625%, 5/1/23	229,425
85,000		VeriSign, Inc., 5.25%, 4/1/25 (144A)	86,700
			$787,575
		Data Processing & Outsourced Services - 0.3%
150,000		Audatex North America, Inc., 6.0%, 6/15/21 (144A)	$158,625
100,000		NeuStar, Inc., 4.5%, 1/15/23	85,500
			$244,125
		Application Software - 0.5%
235,000		ACI Worldwide, Inc., 6.375%, 8/15/20 (144A)	$245,575
125,000		Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (144A) (PIK)	126,250
			$371,825
		Total Software & Services	$1,403,525
		Technology Hardware & Equipment - 1.2%
		Communications Equipment - 0.2%
150,000		ViaSat, Inc., 6.875%, 6/15/20	$158,062
		Electronic Equipment Manufacturers - 0.7%
445,000		Viasystems, Inc., 7.875%, 5/1/19 (144A)	$468,362
		Electronic Components - 0.2%
130,000		Belden, Inc., 5.5%, 9/1/22 (144A)	$133,250
		Electronic Manufacturing Services - 0.1%
80,000		Flextronics International, Ltd., 5.0%, 2/15/23	$83,800
		Total Technology Hardware & Equipment	$843,474
		Semiconductors & Semiconductor Equipment - 1.4%
		Semiconductor Equipment - 0.5%
325,000		Entegris, Inc., 6.0%, 4/1/22 (144A)	$338,812
		Semiconductors - 0.9%
400,000		Advanced Micro Devices, Inc., 7.0%, 7/1/24	$345,000
210,000		Advanced Micro Devices, Inc., 7.5%, 8/15/22	201,075
130,000		Micron Technology, Inc., 5.25%, 8/1/23 (144A)	132,275
			$678,350
		Total Semiconductors & Semiconductor Equipment	$1,017,162
		Telecommunication Services - 5.8%
		Integrated Telecommunication Services - 3.7%
375,000		CenturyLink, Inc., 6.45%, 6/15/21	$404,531
75,000		CenturyLink, Inc., 6.75%, 12/1/23	82,594
731,000		Frontier Communications Corp., 8.75%, 4/15/22	811,410
200,000		Frontier Communications Corp., 9.25%, 7/1/21	232,000
250,000		GCI, Inc., 6.875%, 4/15/25 (144A)	251,875
405,000		Windstream Corp., 7.5%, 6/1/22	390,825
500,000		Windstream Corp., 7.75%, 10/15/20	511,875
			$2,685,110
		Wireless Telecommunication Services - 2.1%
200,000		Altice Financing SA, 6.625%, 2/15/23 (144A)	$206,000
595,000		Sprint Corp., 7.125%, 6/15/24	580,125
250,000		Sprint Corp., 7.25%, 9/15/21	251,250
80,000		T-Mobile USA, Inc., 6.5%, 1/15/24	83,600
360,000		T-Mobile USA, Inc., 6.542%, 4/28/20	378,900
			$1,499,875
		Total Telecommunication Services	$4,184,985
		Utilities - 2.1%
		Electric Utilities - 0.6%
445,000		RJS Power Holdings LLC, 5.125%, 7/15/19 (144A)	$438,325
		Independent Power Producers & Energy Traders - 1.5%
330,000		AES Corp. Virginia, 4.875%, 5/15/23	$321,750
100,000		AES Corp., 5.5%, 4/15/25	99,000
200,000		NRG Energy, Inc., 6.25%, 5/1/24	201,500
450,000		NRG Energy, Inc., 6.625%, 3/15/23	465,750
			$1,088,000
		Total Utilities	$1,526,325
		TOTAL CORPORATE BONDS
		(Cost $44,471,108)	$43,659,836

		SENIOR FLOATING RATE LOAN INTERESTS - 2.7%**
		Energy - 0.5%
		Oil & Gas Drilling - 0.2%
169,390	7.50	Jonah Energy LLC, Term Loan (Second Lien), 5/8/21	$152,028
		Oil & Gas Equipment & Services - 0.3%
60,000	8.38	Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20	$44,156
225,000	8.50	Templar Energy LLC, New Term Loan, 11/25/20	153,844
			$198,000
		Total Energy	$350,028
		Capital Goods - 0.1%
		Industrial Conglomerates - 0.1%
80,000	8.25	Filtration Group Corp., Initial Term Loan (Second Lien), 11/15/21	$80,533
		Total Capital Goods	$80,533
		Commercial Services & Supplies - 0.3%
		Security & Alarm Services - 0.3%
184,330	4.25	Monitronics International, Inc., Term B Loan, 3/23/18	$184,762
		Total Commercial Services & Supplies	$184,762
		Automobiles & Components - 0.9%
		Auto Parts & Equipment - 0.4%
282,872	4.00	Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20	$283,137
		Automobile Manufacturers - 0.5%
375,375	3.50	Chrysler Group LLC, Term Loan B, 5/24/17	$375,609
		Total Automobiles & Components	$658,746
		Consumer Services - 0.1%
		Restaurants - 0.1%
85,202	4.00	Landry's, Inc., B Term Loan, 4/24/18	$85,468
		Total Consumer Services	$85,468
		Media - 0.0%†
		Broadcasting - 0.0%†
39,170	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20	$39,151
		Total Media	$39,151
		Food & Staples Retailing - 0.4%
		Food Distributors - 0.4%
3,093	5.75	AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17	$3,103
280,000	8.25	Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21	254,450
			$257,553
		Total Food & Staples Retailing	$257,553
		Health Care Equipment & Services - 0.2%
		Health Care Services - 0.2%
68,655	6.75	Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18	$69,009
30,629	6.50	BioScrip, Inc., Delayed Draw Term Loan, 7/31/20	30,438
33,414	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20	33,205
			$132,652
		Total Health Care Equipment & Services	$132,652
		Diversified Financials - 0.1%
		Other Diversified Financial Services - 0.1%
98,432	5.25	WorldPay, Facility B2A Term Loan, 8/6/17	$99,068
		Total Diversified Financials	$99,068
		Software & Services - 0.1%
		Application Software - 0.1%
20,474	8.50	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	$20,493
47,774	4.25	Vertafore, Inc., Term Loan (2013), 10/3/19	47,849
			$68,342
		Total Software & Services	$68,342
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $2,067,718)	$1,956,303

		TOTAL INVESTMENT IN SECURITIES - 91.1%
		(Cost $64,807,258) (a)	$66,259,614
		OTHER ASSETS & LIABILITIES - 8.9%	$6,480,864
		TOTAL NET ASSETS - 100.0%	$72,740,478

*		Non-income producing security.

†		Amount rounds to less than 0.1%.

(PIK)		Represents a pay-in-kind security.

REIT		Real Estate Investment Trust.

(Cat Bond)		Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

(Perpetual)		Security with no stated maturity date.

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2015, the value of these securities amounted to $19,097,355 or 26.3% of total net assets.

**
Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)		At March 31, 2015, the net unrealized appreciation on investments based on
		cost for federal income tax purposes of $64,835,600 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$5,446,177

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(4,022,163)

		Net unrealized appreciation	$1,424,014

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)		Security issued with a zero coupon. Income is recognized through accretion of discount.

(d)		Security is in default and is non-income producing.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$11,605,200	$-	$11,605,200
Preferred Stocks	1,246,733	-	-	1,246,733
Convertible Preferred Stocks
Energy
Oil & Gas Exploration & Production	-	375,918	-	375,918
Consumer Durables & Apparel
Home Furnishings	-	424,600	-	424,600
Food, Beverage & Tobacco
Packaged Foods & Meats	-	251,438	-	251,438
Diversified Financials
Asset Management & Custody Banks	-	122,375	-	122,375
All Other Convertible Corporate Bonds	134,881	-	-	134,881
Common Stocks	5,930,138	-	-	5,930,138
Asset Backed Securities	-	19,382	-	19,382
Collateralized Mortgage Obligations	-	532,810	-	532,810
Corporate Bonds	-	43,659,836	-	43,659,836
Senior Floating Rate Loan Interests	-	1,956,303	-	1,956,303
Total	$7,311,752	$58,947,862	$-	$66,259,614
During the period ended March 31, 2015, there were no transfers between Levels 1, 2 and 3.

			Pioneer Strategic Income VCT Portfolio
			Schedule of Investments 3/31/15 (unaudited)

	Principal Amount ($)	Floating Rate (b)		Value
			CONVERTIBLE CORPORATE BONDS - 2.6%
			Energy - 0.3%
			Oil & Gas Exploration & Production - 0.1%
	35,000		Cobalt International Energy, Inc., 2.625%, 12/1/19	$25,441
			Oil & Gas Storage & Transportation - 0.2%
	100,000		Golar LNG, Ltd., 3.75%, 3/7/17	$104,890
			Total Energy	$130,331
			Materials - 0.3%
			Diversified Metals & Mining - 0.3%
AUD	26,187		Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A) (0.0% cash, 9.5% PIK) (PIK)	$18,593
	100,000		Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16	95,500
				$114,093
			Total Materials	$114,093
			Capital Goods - 0.2%
			Electrical Components & Equipment - 0.2%
	74,000		General Cable Corp., 4.5%, 11/15/29 (Step)	$58,691
	12,000		SolarCity Corp., 1.625%, 11/1/19 (144A)	10,620
				$69,311
			Total Capital Goods	$69,311
			Consumer Durables & Apparel - 0.3%
			Homebuilding - 0.3%
	60,000		KB Home, 1.375%, 2/1/19	$57,375
	30,000		Standard Pacific Corp., 1.25%, 8/1/32	36,994
	45,000		The Ryland Group, Inc., 0.25%, 6/1/19	43,819
				$138,188
			Total Consumer Durables & Apparel	$138,188
			Retailing - 0.1%
			Internet Retail - 0.1%
	55,000		The Priceline Group, Inc., 0.9%, 9/15/21 (144A)	$53,075
			Total Retailing	$53,075
			Health Care Equipment & Services - 0.3%
			Health Care Equipment - 0.1%
	41,000		NuVasive, Inc., 2.75%, 7/1/17	$51,199
			Managed Health Care - 0.2%
	40,000		Molina Healthcare, Inc., 1.625%, 8/15/44	$51,725
			Total Health Care Equipment & Services	$102,924
			Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
			Biotechnology - 0.1%
	50,000		Emergent Biosolutions, Inc., 2.875%, 1/15/21	$57,781
			Pharmaceuticals - 0.1%
	40,000		The Medicines Co., 2.5%, 1/15/22 (144A)	$43,294
			Total Pharmaceuticals, Biotechnology & Life Sciences	$101,075
			Software & Services - 0.6%
			Internet Software & Services - 0.2%
	75,000		WebMD Health Corp., 1.5%, 12/1/20	$79,686
	25,000		WebMD Health Corp., 2.5%, 1/31/18	25,406
				$105,092
			Data Processing & Outsourced Services - 0.0%+
	15,000		Cardtronics, Inc., 1.0%, 12/1/20	$14,841
			Application Software - 0.4%
	80,000		Mentor Graphics Corp., 4.0%, 4/1/31	$99,800
	55,000		Nuance Communications, Inc., 2.75%, 11/1/31	54,588
				$154,388
			Total Software & Services	$274,321
			Technology Hardware & Equipment - 0.3%
			Communications Equipment - 0.1%
	50,000		Finisar Corp., 0.5%, 12/15/33	$51,250
			Electronic Components - 0.2%
	95,000		Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$81,641
			Total Technology Hardware & Equipment	$132,891
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $1,070,871)	$1,116,209

			PREFERRED STOCKS - 1.8%
			Energy - 0.1%
			Oil & Gas Storage & Transportation - 0.1%
	1,241	7.62	NuStar Logistics LP, Floating Rate Note, 1/15/43	$32,378
			Total Energy	$32,378
			Banks - 0.9%
			Diversified Banks - 0.6%
	2,974	7.88	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$78,870
	4,000	7.12	Citigroup, Inc., Floating Rate Note (Perpetual)	110,560
	3,150	6.00	US Bancorp, Floating Rate Note (Perpetual)	86,026
				$275,456
			Regional Banks - 0.3%
	1,000	6.25	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$102,781
	710	6.62	Fifth Third Bancorp, Floating Rate Note (Perpetual)	20,058
				$122,839
			Total Banks	$398,295
			Diversified Financials - 0.4%
			Consumer Finance - 0.2%
	15		Ally Financial, Inc., 7.0% (Perpetual) (144A)	$15,396
	1,950	8.12	GMAC Capital Trust I, Floating Rate Note, 2/15/40	51,188
				$66,584
			Investment Banking & Brokerage - 0.2%
	1,600	7.12	Morgan Stanley, Floating Rate Note (Perpetual)	$45,552
	1,810	6.38	Morgan Stanley, Floating Rate Note (Perpetual)	47,132
				$92,684
			Total Diversified Financials	$159,268
			Insurance - 0.2%
			Property & Casualty Insurance - 0.2%
	3,325	5.10	The Allstate Corp., Floating Rate Note, 1/15/53	$86,350
			Total Insurance	$86,350
			Telecommunication Services - 0.2%
			Integrated Telecommunication Services - 0.2%
	4,000		Qwest Corp., 7.375%, 6/1/51	$105,120
			Total Telecommunication Services	$105,120
			TOTAL PREFERRED STOCKS
			(Cost $734,217)	$781,411

			CONVERTIBLE PREFERRED STOCKS - 0.7%
			Banks - 0.5%
			Diversified Banks - 0.5%
	22		Bank of America Corp., 7.25% (Perpetual)	$25,454
	170		Wells Fargo & Co., 7.5% (Perpetual)	207,910
				$233,364
			Total Banks	$233,364
			Diversified Financials - 0.2%
			Asset Management & Custody Banks - 0.2%
	1,000		AMG Capital Trust II, 5.15%, 10/15/37	$61,188
			Total Diversified Financials	$61,188
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $260,827)	$294,552
	Shares
			COMMON STOCKS - 0.4%
			Materials - 0.0%+
			Diversified Metals & Mining - 0.0%+
AUD	174,829		Mirabela Nickel, Ltd. * (d)	$18,631
			Total Materials	$18,631
			Capital Goods - 0.4%
			Construction & Engineering - 0.4%
	53,917		Newhall Land Development LLC *	$175,230
			Total Capital Goods	$175,230
			TOTAL COMMON STOCKS
			(Cost $48,886)	$193,861
	Principal Amount ($)
			ASSET BACKED SECURITIES - 2.8%
	18,693	0.32	Accredited Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36	$18,426
	7,696		American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)	7,699
	1,103		American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)	1,103
	25,000		AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19	24,993
	99,989		AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)	101,171
	100,000	3.72	Bayview Opportunity Master Fund IIA Trust 2012-4NPL Series III, Floating Rate Note, 2/28/35 (144A)	100,058
	75,124		Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)	76,824
	25,889	1.07	Bear Stearns ALT-A Trust 2004-10, Floating Rate Note, 9/25/34	21,541
	20,000		Capital Auto Receivables Asset Trust 2013-1, 2.19%, 9/20/21	20,044
	72,066	4.00	Citigroup Mortgage Loan Trust 2014-A, Floating Rate Note, 1/1/35 (144A)	74,926
	48,500		CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	50,073
	944	6.24	Conseco Financial Corp., Floating Rate Note, 12/1/28	973
	7,042	0.42	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34	6,979
	19,156	0.35	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34	18,761
	43,971	4.96	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	45,498
	12,135	0.26	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 4/25/37	10,326
	4,263	4.46	CWABS Asset-Backed Certificates Trust 2005-4, Floating Rate Note, 9/27/32	4,257
	50,000		DB Master Finance LLC 2015-1, 3.98%, 2/21/45 (144A)	51,063
	59,696		Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)	60,146
	2,024	0.85	First Franklin Mortgage Loan Trust 2005-FF5, Floating Rate Note, 2/25/35	2,020
	5,544		First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	5,552
	25,000		First Investors Auto Owner Trust 2013-1, 2.53%, 1/15/20 (144A)	25,025
	36,613	0.35	GE Business Loan Trust 2006-2, Floating Rate Note, 11/15/34 (144A)	34,953
	8,712	0.34	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	8,546
	34,770	1.38	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	34,619
	4,297	1.22	Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25	4,295
	50,000		Navitas Equipment Receivables LLC 2015-1, 4.5%, 5/17/21 (144A)	49,987
	25,000		Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	25,362
	24,350		Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)	24,621
	12,330	0.30	Structured Asset Securities Corp., Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37	12,266
	98,655		VOLT XXXI LLC, 3.375%, 2/25/55 (Step) (144A)	98,655
	100,000		VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)	100,004
	83,664		Westgate Resorts 2014-1 LLC, 3.25%, 12/20/26 (144A)	83,761
				$1,204,527
			TOTAL ASSET BACKED SECURITIES
			(Cost $1,186,266)	$1,204,527

			COLLATERALIZED MORTGAGE OBLIGATIONS - 9.9%
	38,985		Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33	$41,084
	22,046		Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	22,843
	10,734		Banc of America Alternative Loan Trust 2004-10, 6.0%, 11/25/34	10,935
	19,762		Banc of America Alternative Loan Trust 2004-3, 6.0%, 4/25/34	19,871
	14,590		Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/19	14,583
	28,590	2.62	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	28,705
	1,805		Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19	1,785
	7,911	1.17	Bayview Commercial Asset Trust 2004-3, Floating Rate Note, 1/25/35 (144A)	7,280
	160,781		Bayview Commercial Asset Trust 2007-4, 3.494017%, 9/25/37 (Step) (144A) (f)	6,801
	27,985	2.34	Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33	27,910
	13,446	3.14	Bear Stearns ARM Trust 2004-12, Floating Rate Note, 2/25/35	13,284
	93,684	5.14	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42	94,493
	9,498		Charlie Mac Trust 2004-2, 5.0%, 10/25/34	9,496
	295	2.91	CHL Mortgage Pass-Through Trust 2003-42, Floating Rate Note, 9/25/33	277
	22,889		Citigroup Mortgage Loan Trust, Inc., 5.5%, 9/25/34	24,608
	35,568		Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34	39,099
	100,000	4.65	City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)	100,445
	25,000		COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45	26,840
	25,000		COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45	26,201
	25,000		COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/17/45	27,400
	21,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45	21,276
	12,271		COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/17/45	12,717
	50,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46	51,416
	100,000	1.92	COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)	99,767
	67,532		Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40	71,085
	4,509		Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20	4,502
	10,063	2.58	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33	9,992
	12,504	2.74	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	12,115
	33,989	5.10	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38	34,081
	162,049	3.50	CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)	166,078
	80,887	2.50	EverBank Mortgage Loan Trust, Floating Rate Note, 4/25/43 (144A)	78,034
	100,000	4.16	Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)	103,776
	17,709		Federal National Mortgage Association REMICS, 4.5%, 6/25/29	19,149
	2,356		Federal National Mortgage Association REMICS, 5.0%, 9/25/39	2,438
	30,000	4.35	FREMF Mortgage Trust 2011-K12, Floating Rate Note, 1/25/46 (144A)	32,533
	25,000	4.88	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	26,999
	25,000	3.44	FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)	25,724
	100,000	3.82	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	104,879
	50,000	4.29	FREMF Mortgage Trust Class C, Floating Rate Note, 7/25/48 (144A)	51,845
	39,591	0.44	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)	38,002
	707	5.30	GMAC Commercial Mortgage Securities, Inc., Series 2004-C2 Trust, Floating Rate Note, 8/10/38	708
	38,980		Government National Mortgage Association, 3.0%, 4/20/41	40,523
	99,144		Government National Mortgage Association, 4.5%, 9/20/39	107,289
	29,311		GS Mortgage Securities Corp., II Series 2005-GG4 REMICS, 4.782%, 7/10/39	29,320
	25,000		GS Mortgage Securities Corp., II, 3.682%, 2/10/46 (144A)	25,900
	98,547	1.67	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	98,549
	100,000	1.27	Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35	97,487
	30,524	0.81	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	29,137
	51,940	0.91	Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34	49,273
	90,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2, 4.78%, 7/15/42	90,134
	100,000	5.01	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP3, Floating Rate Note, 8/15/42	101,071
	94,264	5.23	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5, Floating Rate Note, 12/15/44	95,294
	100,000	3.98	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)	106,170
	21,845	3.50	JP Morgan Chase Commercial Mortgage Securities Trust 2013-A5, Floating Rate Note, 7/25/20	22,393
	60,000		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 3.07%, 12/17/46	62,854
	100,000	2.37	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)	100,046
	13,179	4.32	JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35	12,896
	210,837	2.50	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	211,529
	63,054	3.50	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	64,630
	20,283	3.71	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	20,693
	92,952	3.50	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	95,714
	102,622	3.00	JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/1/29 (144A)	105,845
	2,842		LB-UBS Commercial Mortgage Trust 2005-C3, 4.739%, 7/15/30	2,845
	27,162	5.20	LB-UBS Commercial Mortgage Trust 2005-C7 REMICS, Floating Rate Note, 11/15/30	27,291
	5,704	1.12	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	5,670
	23,605	0.42	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	22,306
	33,117		MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	33,708
	50,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 REMICS, 2.979%, 4/17/47	51,985
	12,666		Morgan Stanley Capital I Trust 2005-TOP19, 4.89%, 6/12/47	12,679
	62,994	5.88	Morgan Stanley Capital I Trust 2006-TOP23, Floating Rate Note, 8/12/41	65,897
	100,000		Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	106,908
	92,525	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	92,854
	5,973		PHH Mortgage Capital LLC, 7.0%, 12/25/27 (Step) (144A)	6,006
	1,841		RALI Series 2003-QS1 Trust, 5.0%, 1/25/33	1,845
	61,643	0.62	RALI Series 2003-QS22 Trust, Floating Rate Note, 12/26/33	56,922
	74,898		RALI Series 2004-QS3 Trust, 5.0%, 3/25/19	75,930
	8,370	0.67	RALI Series 2004-QS4 Trust, Floating Rate Note, 3/25/34	7,997
	7,562	0.77	RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	7,476
	26,096	0.84	Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33	24,839
	86,359	2.50	Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42	85,115
	40,325	3.54	Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43	39,843
	52,546	2.50	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43	51,251
	88,210	3.00	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	87,314
	19,229		Sequoia Mortgage Trust 2013-9, 3.5%, 7/25/43 (144A)	18,476
	13,779	2.39	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35	13,671
	17,861	2.51	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 2/25/34	17,919
	20,952	2.52	Structured Asset Securities Corp., Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33	20,775
	18,403	2.12	Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43	18,277
	60,000		UBS Commercial Mortgage Trust 2012-C1, 3.4%, 5/12/45	63,559
	99,195		VOLT XXX LLC, 3.625%, 10/25/57 (Step)	99,319
	10,000	4.69	Wells Fargo Commercial Mortgage Trust 2012-LC5, Floating Rate Note, 10/17/45	10,776
	50,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 2.819%, 8/17/50	51,837
	50,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/17/50	52,940
				$4,312,033
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $4,265,300)	$4,312,033

			CORPORATE BONDS - 37.3%
			Energy - 6.8%
			Oil & Gas Drilling - 0.8%
	140,000		Atwood Oceanics, Inc., 6.5%, 2/1/20	$134,400
	10,000		Offshore Group Investment, Ltd., 7.5%, 11/1/19	5,700
	100,000		Pride International, Inc., 6.875%, 8/15/20	113,882
	100,000		Rowan Companies, Inc., 4.75%, 1/15/24	94,632
				$348,614
			Integrated Oil & Gas - 0.4%
	75,000		Petrobras Global Finance BV, 3.0%, 1/15/19	$64,749
MXN	95,000		Petroleos Mexicanos, 7.19%, 9/12/24 (144A)	6,136
	100,000		Rosneft Finance SA, 7.25%, 2/2/20 (144A)	96,050
				$166,935
			Oil & Gas Exploration & Production - 2.6%
	100,000		Antero Resources Corp., 5.625%, 6/1/23 (144A)	$99,000
	30,000		Bonanza Creek Energy, Inc., 5.75%, 2/1/23	27,600
	60,000		BreitBurn Energy Partners LP, 7.875%, 4/15/22	43,200
	45,000		Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	46,238
	75,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	78,188
	115,000		Denbury Resources, Inc., 4.625%, 7/15/23	98,612
	50,000		Denbury Resources, Inc., 5.5%, 5/1/22	44,875
	50,000		EP Energy LLC, 9.375%, 5/1/20	52,375
	200,000		Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (144A)	178,760
	75,000		Gulfport Energy Corp., 7.75%, 11/1/20	76,875
	175,000		Linn Energy LLC, 6.25%, 11/1/19	138,250
	75,000		Newfield Exploration Co., 5.625%, 7/1/24	78,000
	35,000		Northern Oil and Gas, Inc., 8.0%, 6/1/20	31,062
	22,000		Oasis Petroleum, Inc., 6.875%, 3/15/22	21,450
	60,000		Rosetta Resources, Inc., 5.625%, 5/1/21	56,400
	5,000		Rosetta Resources, Inc., 5.875%, 6/1/22	4,712
	31,000		Stone Energy Corp., 7.5%, 11/15/22	28,055
	25,000		Swift Energy Co., 7.875%, 3/1/22	10,000
	50,000		Vanguard Natural Resources LLC, 7.875%, 4/1/20	45,750
				$1,159,402
			Oil & Gas Refining & Marketing - 0.5%
	34,000		Calumet Specialty Products Partners LP, 6.5%, 4/15/21 (144A)	$32,980
	125,000		EnLink Midstream Partners LP, 4.4%, 4/1/24	131,397
	45,000		Tesoro Corp., 5.375%, 10/1/22	47,025
				$211,402
			Oil & Gas Storage & Transportation - 2.5%
	75,000		Boardwalk Pipelines LP, 4.95%, 12/15/24	$75,592
	35,000		Buckeye Partners LP, 6.05%, 1/15/18	38,002
	50,000		Crestwood Midstream Partners LP, 6.0%, 12/15/20	50,250
	73,000		DCP Midstream LLC, 9.75%, 3/15/19 (144A)	81,204
	75,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	54,000
	75,000		Energy Transfer Partners LP, 4.05%, 3/15/25	75,634
	40,000	3.27	Energy Transfer Partners LP, Floating Rate Note, 11/1/66	35,200
	56,000	8.38	Enterprise Products Operating LLC, Floating Rate Note, 8/1/66	59,010
	100,000		Kinder Morgan, Inc., Delaware, 5.3%, 12/1/34	103,308
	105,000		MarkWest Energy Partners LP, 4.875%, 12/1/24	107,352
	83,000		Plains All American Pipeline LP, 6.125%, 1/15/17	89,633
	99,000		Questar Pipeline Co., 5.83%, 2/1/18	109,619
	15,000		Sabine Pass Liquefaction LLC, 5.625%, 3/1/25 (144A)	14,831
	100,000		Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	100,500
	35,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	39,504
	45,000		Targa Resources Partners LP, 5.0%, 1/15/18 (144A)	46,350
				$1,079,989
			Total Energy	$2,966,342
			Materials - 2.7%
			Commodity Chemicals - 0.4%
	100,000		Axiall Corp., 4.875%, 5/15/23	$99,250
	50,000		Methanex Corp., 4.25%, 12/1/24	50,660
	20,000		NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	20,900
				$170,810
			Fertilizers & Agricultural Chemicals - 0.4%
	150,000		Agrium, Inc., 5.25%, 1/15/45	$169,018
			Specialty Chemicals - 0.2%
	25,000		Platform Specialty Products Corp., 6.5%, 2/1/22 (144A)	$26,125
	50,000		Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)	48,500
				$74,625
			Construction Materials - 0.3%
	150,000		Union Andina de Cementos SAA, 5.875%, 10/30/21 (144A)	$151,650
			Paper Packaging - 0.3%
	116,000		AEP Industries, Inc., 8.25%, 4/15/19	$119,190
			Diversified Metals & Mining - 0.1%
	50,000		Freeport-McMoRan, Inc., 3.875%, 3/15/23	$46,320
	20,000		Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)	19,010
				$65,330
			Gold - 0.0%+
	25,000		IAMGOLD Corp., 6.75%, 10/1/20 (144A)	$20,688
			Precious Metals & Minerals - 0.5%
	200,000		Fresnillo Plc, 5.5%, 11/13/23 (144A)	$209,000
			Steel - 0.1%
	25,000		Glencore Funding LLC, 4.125%, 5/30/23 (144A)	$25,460
			Paper Products - 0.4%
	125,000		International Paper Co., 3.65%, 6/15/24	$127,447
	55,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	52,855
				$180,302
			Total Materials	$1,186,073
			Capital Goods - 2.0%
			Building Products - 0.9%
	50,000		Building Materials Corp of America, 5.375%, 11/15/24 (144A)	$50,750
	123,000		Griffon Corp., 5.25%, 3/1/22	121,352
	25,000		Masco Corp., 5.95%, 3/15/22	28,062
	85,000		Masco Corp., 7.125%, 3/15/20	99,662
	25,000		Owens Corning, 4.2%, 12/1/24	25,782
	50,000	5.75	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	53,845
				$379,453
			Construction & Engineering - 0.2%
	100,000		Dycom Investments, Inc., 7.125%, 1/15/21	$104,750
			Construction & Farm Machinery & Heavy Trucks - 0.4%
	75,000		Cummins, Inc., 5.65%, 3/1/98	$88,138
	22,000		Cummins, Inc., 6.75%, 2/15/27	28,444
	35,000		Navistar International Corp., 8.25%, 11/1/21	34,038
				$150,620
			Trading Companies & Distributors - 0.5%
	125,000		Aircastle, Ltd., 6.25%, 12/1/19	$137,422
	75,000		WESCO Distribution, Inc., 5.375%, 12/15/21	76,312
				$213,734
			Total Capital Goods	$848,557
			Commercial Services & Supplies - 0.3%
			Commercial Printing - 0.2%
	65,000		Cenveo Corp., 6.0%, 8/1/19 (144A)	$60,938
			Research & Consulting Services - 0.1%
	50,000		FTI Consulting, Inc., 6.0%, 11/15/22	$52,564
			Total Commercial Services & Supplies	$113,502
			Transportation - 0.3%
			Airlines - 0.3%
	94,675		Continental Airlines 2012-2 Class A Pass Through Trust, 4.0%, 10/29/24	$99,172
	23,739		Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	25,431
				$124,603
			Total Transportation	$124,603
			Automobiles & Components - 0.1%
			Auto Parts & Equipment - 0.1%
	45,000		Stackpole International Intermediate, 7.75%, 10/15/21 (144A)	$44,550
			Total Automobiles & Components	$44,550
			Consumer Durables & Apparel - 0.7%
			Home Furnishings - 0.1%
	25,000		Mohawk Industries, Inc., 3.85%, 2/1/23	$25,379
			Homebuilding - 0.6%
	100,000		Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	$104,500
	105,000		Desarrolladora Homex SAB de CV, 12/11/19 (144A) (c)(e)	6,310
	40,000		DR Horton, Inc., 5.75%, 8/15/23	43,300
	100,000		Lennar Corp., 4.5%, 6/15/19	103,250
	15,000		MDC Holdings, Inc., 5.5%, 1/15/24	14,625
				$271,985
			Total Consumer Durables & Apparel	$297,364
			Consumer Services - 0.7%
			Casinos & Gaming - 0.4%
	515		Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (c)	$2
	100,000		Scientific Games International, Inc., 10.0%, 12/1/22 (144A)	93,500
	65,000		Wynn Las Vegas LLC, 5.375%, 3/15/22	67,275
				$160,777
			Hotels, Resorts & Cruise Lines - 0.0%+
	25,000		NCL Corp., Ltd., 5.25%, 11/15/19 (144A)	$25,625
			Education Services - 0.3%
	25,000		Bowdoin College, 4.693%, 7/1/12	$26,066
	50,000		President and Fellows of Harvard College, 2.3%, 10/1/23	49,226
	25,000		Tufts University, 5.017%, 4/15/12	28,338
	25,000		William Marsh Rice University, 4.626%, 5/15/63	29,141
				$132,771
			Total Consumer Services	$319,173
			Media - 0.4%
			Advertising - 0.0%+
	5,000		Lamar Media Corp., 5.375%, 1/15/24	$5,212
			Broadcasting - 0.3%
	50,000		CBS Corp., 4.6%, 1/15/45	$50,901
	95,000		CCO Holdings LLC, 6.625%, 1/31/22	101,531
				$152,432
			Cable & Satellite - 0.1%
	25,000		DIRECTV Holdings LLC, 3.95%, 1/15/25	$25,757
			Total Media	$183,401
			Retailing - 0.8%
			Catalog Retail - 0.2%
	100,000		QVC, Inc., 4.45%, 2/15/25	$100,666
			Internet Retail - 0.3%
	125,000		Expedia, Inc., 5.95%, 8/15/20	$141,110
			Computer & Electronics Retail - 0.1%
	25,000		Rent-A-Center, Inc., 6.625%, 11/15/20	$23,500
			Specialty Stores - 0.2%
	60,000		Outerwall, Inc., 6.0%, 3/15/19	$58,200
			Total Retailing	$323,476
			Food & Staples Retailing - 0.7%
			Drug Retail - 0.3%
	35,746		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$42,040
	76,501		CVS Pass-Through Trust, 6.036%, 12/10/28	90,431
				$132,471
			Food Retail - 0.4%
	119,000		C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$116,322
	58,000		Darling Ingredients, Inc., 5.375%, 1/15/22	58,435
				$174,757
			Total Food & Staples Retailing	$307,228
			Food, Beverage & Tobacco - 1.9%
			Distillers & Vintners - 0.0%+
	15,000		Constellation Brands, Inc., 4.75%, 11/15/24	$15,862
			Agricultural Products - 0.4%
	150,000		Viterra, Inc., 5.95%, 8/1/20 (144A)	$168,735
			Packaged Foods & Meats - 1.3%
	50,000		Agrokor dd, 8.875%, 2/1/20 (144A)	$54,611
	100,000		JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)	103,330
	150,000		Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	141,750
	200,000		Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	197,000
	25,000		Post Holdings, Inc., 6.75%, 12/1/21 (144A)	25,250
	50,000		Post Holdings, Inc., 7.375%, 2/15/22	51,750
				$573,691
			Tobacco - 0.2%
	55,000		Alliance One International, Inc., 9.875%, 7/15/21	$48,400
	25,000		Lorillard Tobacco Co., 3.75%, 5/20/23	25,454
				$73,854
			Total Food, Beverage & Tobacco	$832,142
			Health Care Equipment & Services - 0.4%
			Health Care Facilities - 0.4%
	25,000		Kindred Healthcare, Inc., 6.375%, 4/15/22	$25,219
	50,000		NYU Hospitals Center, 4.428%, 7/1/42	50,709
	124,000		Universal Hospital Services, Inc., 7.625%, 8/15/20	108,500
				$184,428
			Total Health Care Equipment & Services	$184,428
			Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
			Pharmaceuticals - 0.4%
	121,000		Endo Finance LLC, 5.375%, 1/15/23 (144A)	$120,698
	25,000		Endo Finance LLC, 5.75%, 1/15/22 (144A)	25,625
	30,000		JLL, 7.5%, 2/1/22 (144A)	31,200
				$177,523
			Total Pharmaceuticals, Biotechnology & Life Sciences	$177,523
			Banks - 3.6%
			Diversified Banks - 3.1%
	100,000	7.38	Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)	$109,442
	65,000	6.88	Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)	73,369
	150,000		Bank of America Corp., 6.11%, 1/29/37	182,654
	100,000	6.25	Bank of America Corp., Floating Rate Note, 9/29/49	101,875
	150,000		BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)	155,438
	50,000	5.90	Citigroup, Inc., Floating Rate Note (Perpetual)	50,375
	82,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)	83,025
IDR	550,000,000		Inter-American Development Bank, 4.5%, 2/4/16	40,368
INR	1,150,000		Inter-American Development Bank, 6.0%, 9/5/17	18,379
IDR	820,000,000		Inter-American Development Bank, 7.2%, 1/22/18	61,348
IDR	850,000,000		Inter-American Development Bank, 7.2%, 11/14/17	63,543
IDR	120,000,000		Inter-American Development Bank, 7.25%, 7/17/17	8,984
	100,000		Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	118,776
	200,000		Nordea Bank AB, 4.25%, 9/21/22 (144A)	211,530
	60,000	4.50	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)	59,850
				$1,338,956
			Regional Banks - 0.5%
	50,000		SunTrust Banks, Inc., 3.5%, 1/20/17	$52,051
	106,000	4.48	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	106,212
	75,000	6.75	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	83,438
				$241,701
			Total Banks	$1,580,657
			Diversified Financials - 4.9%
			Other Diversified Financial Services - 1.6%
	90,000		Alterra Finance LLC, 6.25%, 9/30/20	$105,911
	115,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	130,326
INR	7,450,000		European Bank for Reconstruction & Development, 6.0%, 3/3/16	119,051
IDR	840,000,000		European Investment Bank, 7.2%, 7/9/19 (144A)	62,042
	25,000		Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)	26,031
NZD	100,000		JPMorgan Chase & Co., 4.25%, 11/2/18	75,055
	70,000	5.15	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	68,338
	105,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49	113,925
				$700,679
			Multi-Sector Holdings - 0.2%
	75,000		Fidelity National Financial, Inc., 5.5%, 9/1/22	$81,847
			Specialized Finance - 1.0%
	100,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$113,804
	71,000		Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	77,218
	200,000		Fly Leasing, Ltd., 6.375%, 10/15/21	198,000
	35,000		Nationstar Mortgage LLC, 6.5%, 6/1/22	33,600
				$422,622
			Consumer Finance - 0.5%
INR	1,980,000		International Finance Corp., 6.3%, 11/25/24	$30,344
INR	5,670,000		International Finance Corp., 7.75%, 12/3/16	92,222
INR	5,700,000		International Finance Corp., 8.25%, 6/10/21	98,179
				$220,745
			Asset Management & Custody Banks - 0.7%
	125,000		Blackstone Holdings Finance Co., LLC, 6.25%, 8/15/42 (144A)	$159,721
	100,000		KKR Group Finance Co., II LLC, 5.5%, 2/1/43 (144A)	106,802
	35,000		Legg Mason, Inc., 5.625%, 1/15/44	41,453
	25,000	4.50	The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)	23,688
				$331,664
			Investment Banking & Brokerage - 0.9%
	35,000		E*TRADE Financial Corp., 5.375%, 11/15/22	$36,925
	75,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	85,731
	85,000		Morgan Stanley, 4.1%, 5/22/23	88,460
	25,000	5.55	Morgan Stanley, Floating Rate Note (Perpetual)	25,250
	75,000		TD Ameritrade Holding Corp., 3.625%, 4/1/25	78,519
NZD	80,000		The Goldman Sachs Group, Inc., 5.2%, 12/17/19	61,251
				$376,136
			Total Diversified Financials	$2,133,693
			Insurance - 2.2%
			Insurance Brokers - 0.4%
	100,000		Brown & Brown, Inc., 4.2%, 9/15/24	$102,074
	50,000		Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)	60,718
				$162,792
			Life & Health Insurance - 0.5%
	50,000	5.62	Prudential Financial, Inc., Floating Rate Note, 6/15/43	$53,000
	50,000	8.88	Prudential Financial, Inc., Floating Rate Note, 6/15/68	58,938
	50,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	54,312
	50,000	5.65	Voya Financial, Inc., Floating Rate Note, 5/15/53	52,250
				$218,500
			Multi-line Insurance - 0.3%
	85,000		AXA SA, 8.6%, 12/15/30	$118,575
			Property & Casualty Insurance - 0.4%
	55,000		Delphi Financial Group, Inc., 7.875%, 1/31/20	$66,321
	50,000		OneBeacon US Holdings, Inc., 4.6%, 11/9/22	52,349
	59,000		The Hanover Insurance Group, Inc., 7.625%, 10/15/25	74,944
				$193,614
			Reinsurance - 0.6%
	31,264		Altair Re, Variable Rate Notes, 6/30/16 (Cat Bond) (d)	$22,457
	60,000		Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	63,267
	36,000		Platinum Underwriters Finance, Inc., 7.5%, 6/1/17	40,086
	105,000	7.51	Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)	110,644
	30,000	5.88	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	32,409
				$268,863
			Total Insurance	$962,344
			Real Estate - 1.4%
			Diversified REIT - 0.4%
	35,000		DCT Industrial Operating Partnership LP, 4.5%, 10/15/23	$37,240
	20,000		Digital Realty Trust LP, 5.875%, 2/1/20	22,682
	75,000		MPT Operating Partnership LP, 5.5%, 5/1/24	79,688
	40,000		WP Carey, Inc., 4.6%, 4/1/24	41,371
				$180,981
			Office REIT - 0.8%
	75,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$75,242
	20,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	21,134
	20,000		BioMed Realty LP, 4.25%, 7/15/22	20,890
	30,000		Corporate Office Properties LP, 3.6%, 5/15/23	29,116
	95,000		DuPont Fabros Technology LP, 5.875%, 9/15/21	98,088
	50,000		Highwoods Realty LP, 3.625%, 1/15/23	51,077
	60,000		Piedmont Operating Partnership LP, 3.4%, 6/1/23	58,744
				$354,291
			Health Care REIT - 0.2%
	65,000		Senior Housing Properties Trust, 6.75%, 4/15/20	$74,109
			Specialized REIT - 0.0%+
	15,000		CubeSmart LP, 4.8%, 7/15/22	$16,569
			Total Real Estate	$625,950
			Software & Services - 0.3%
			Internet Software & Services - 0.2%
	25,000		Equinix, Inc., 5.375%, 1/1/22	$26,062
	25,000		Equinix, Inc., 5.75%, 1/1/25	26,062
	50,000		VeriSign, Inc., 5.25%, 4/1/25 (144A)	51,000
				$103,124
			Home Entertainment Software - 0.1%
	25,000		Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)	$26,625
			Total Software & Services	$129,749
			Technology Hardware & Equipment - 0.8%
			Communications Equipment - 0.1%
	50,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23	$49,875
			Computer Storage & Peripherals - 0.3%
	30,000		NCR Corp., 6.375%, 12/15/23	$31,950
	100,000		Seagate HDD Cayman, 4.75%, 6/1/23	105,104
				$137,054
			Electronic Equipment Manufacturers - 0.1%
	50,000		Viasystems, Inc., 7.875%, 5/1/19 (144A)	$52,625
			Electronic Manufacturing Services - 0.3%
	100,000		Flextronics International, Ltd., 5.0%, 2/15/23	$104,750
			Total Technology Hardware & Equipment	$344,304
			Semiconductors & Semiconductor Equipment - 0.7%
			Semiconductors - 0.7%
	240,000		Advanced Micro Devices, Inc., 7.0%, 7/1/24	$207,000
	80,000		Micron Technology, Inc., 5.25%, 8/1/23 (144A)	81,400
				$288,400
			Total Semiconductors & Semiconductor Equipment	$288,400
			Telecommunication Services - 3.3%
			Integrated Telecommunication Services - 1.9%
	50,000		CenturyLink, Inc., 6.45%, 6/15/21	$53,938
	50,000		CenturyLink, Inc., 7.6%, 9/15/39	51,219
	81,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	86,164
	125,000		Frontier Communications Corp., 8.5%, 4/15/20	140,312
	60,000		GTP Acquisition Partners I LLC, 7.628%, 6/15/41 (144A)	60,750
	75,000		Telefonica Emisiones SAU, 6.221%, 7/3/17	82,811
	25,000		Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)	25,595
	49,000		Verizon Communications, Inc., 5.012%, 8/21/54	50,842
	75,000		Verizon Communications, Inc., 5.15%, 9/15/23	85,986
	51,000		Verizon Communications, Inc., 6.55%, 9/15/43	66,410
	80,000		Windstream Corp., 6.375%, 8/1/23	71,800
	25,000		Windstream Corp., 7.75%, 10/15/20	25,594
				$801,421
			Wireless Telecommunication Services - 1.4%
	50,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$54,901
	150,000		SBA Tower Trust, 3.869%, 10/15/49 (144A)	156,125
	50,000		Sprint Corp., 7.25%, 9/15/21	50,250
	100,000		T-Mobile USA, Inc., 6.542%, 4/28/20	105,250
	200,000		VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)	189,750
	50,000		WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)	50,985
				$607,261
			Total Telecommunication Services	$1,408,682
			Utilities - 1.8%
			Electric Utilities - 1.0%
	125,000		Electricite de France SA, 6.0%, 1/22/14 (144A)	$151,645
	65,000		Iberdrola International BV, 6.75%, 7/15/36	85,436
	65,000		RJS Power Holdings LLC, 5.125%, 7/15/19 (144A)	64,025
	50,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)	56,000
	83,000		West Penn Power Co., 5.95%, 12/15/17 (144A)	92,323
				$449,429
			Gas Utilities - 0.1%
	25,000		Suburban Propane Partners LP, 5.75%, 3/1/25	$25,500
			Multi-Utilities - 0.4%
	100,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$112,298
	85,788		Ormat Funding Corp., 8.25%, 12/30/20	84,501
				$196,799
			Independent Power Producers & Energy Traders - 0.3%
	80,899		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$96,179
	25,000		TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)	25,938
				$122,117
			Total Utilities	$793,845
			TOTAL CORPORATE BONDS
			(Cost $15,696,996)	$16,175,986

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.8%
	105,708		Fannie Mae, 3.5%, 12/1/25	$112,263
	161,154		Fannie Mae, 3.5%, 12/1/25	171,151
	41,218		Fannie Mae, 3.5%, 12/1/42	43,612
	362,296		Fannie Mae, 3.5%, 2/1/44	380,903
	392,741		Fannie Mae, 3.5%, 5/1/44	413,906
	96,000		Fannie Mae, 3.5%, 5/13/15	100,586
	89,598		Fannie Mae, 3.5%, 7/1/43	94,213
	25,761		Fannie Mae, 4.0%, 1/1/42	27,605
	18,553		Fannie Mae, 4.0%, 11/1/41	19,887
	60,436		Fannie Mae, 4.0%, 11/1/43	65,178
	46,917		Fannie Mae, 4.0%, 11/1/43	50,598
	68,695		Fannie Mae, 4.0%, 11/1/44	73,670
	31,751		Fannie Mae, 4.0%, 12/1/41	34,026
	5,999		Fannie Mae, 4.0%, 12/1/42	6,446
	344,000		Fannie Mae, 4.0%, 5/13/15	367,220
	122,867		Fannie Mae, 4.0%, 7/1/42	132,940
	63,984		Fannie Mae, 4.0%, 7/1/44	68,406
	411,618		Fannie Mae, 4.0%, 8/1/42	443,382
	160,103		Fannie Mae, 4.5%, 11/1/40	175,340
	18,092		Fannie Mae, 4.5%, 11/1/43	20,074
	0		Fannie Mae, 4.5%, 11/1/43	0
	41,084		Fannie Mae, 4.5%, 12/1/41	44,983
	6,274		Fannie Mae, 4.5%, 3/1/35	6,881
	217,490		Fannie Mae, 4.5%, 6/1/44	238,162
	20,112		Fannie Mae, 4.5%, 7/1/41	22,235
	70,763		Fannie Mae, 5.0%, 1/1/39	78,594
	0		Fannie Mae, 5.0%, 4/1/39	0
	1,444,488		Fannie Mae, 5.0%, 6/1/25	1,604,334
	15,919		Fannie Mae, 5.0%, 6/1/40	17,714
	344		Fannie Mae, 6.0%, 3/1/32	396
	303		Fannie Mae, 6.5%, 10/1/31	348
	239		Fannie Mae, 6.5%, 2/1/32	275
	48		Fannie Mae, 6.5%, 7/1/31	55
	165		Fannie Mae, 7.0%, 9/1/29	188
	45,975		Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	48,245
	50,034		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	53,721
	393,952		Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	413,292
	167,652		Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	179,095
	83,363		Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	89,053
	89,303		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	95,398
	886,398		Federal Home Loan Mortgage Corp., 4.5%, 3/1/44	965,313
	16,117		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	17,851
	52,384		Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	58,318
	850		Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	946
	4,983		Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	5,519
	303		Federal Home Loan Mortgage Corp., 5.5%, 10/1/16	317
	65,519		Federal National Mortgage Association, 4.0%, 12/1/19	69,230
	46,528		Government National Mortgage Association I, 3.5%, 7/15/42	49,058
	40,479		Government National Mortgage Association I, 4.0%, 3/15/44	43,464
	87,114		Government National Mortgage Association I, 4.0%, 8/15/43	93,539
	91,389		Government National Mortgage Association I, 4.0%, 9/15/44	98,129
	52,150		Government National Mortgage Association I, 4.5%, 1/15/40	58,428
	118,595		Government National Mortgage Association I, 4.5%, 3/15/40	131,401
	23,449		Government National Mortgage Association I, 4.5%, 4/15/35	26,007
	15,137		Government National Mortgage Association I, 4.5%, 5/15/34	16,835
	47,209		Government National Mortgage Association I, 4.5%, 7/15/41	52,159
	12,217		Government National Mortgage Association I, 4.5%, 9/15/33	13,563
	52,824		Government National Mortgage Association I, 4.5%, 9/15/40	59,045
	7,430		Government National Mortgage Association I, 5.0%, 4/15/35	8,444
	9,157		Government National Mortgage Association I, 5.5%, 1/15/34	10,620
	15,383		Government National Mortgage Association I, 5.5%, 11/15/35	17,449
	14,720		Government National Mortgage Association I, 5.5%, 4/15/34	16,769
	23,313		Government National Mortgage Association I, 5.5%, 6/15/35	26,411
	4,143		Government National Mortgage Association I, 5.5%, 7/15/34	4,723
	2,001		Government National Mortgage Association I, 6.0%, 10/15/33	2,325
	1,328		Government National Mortgage Association I, 6.0%, 2/15/33	1,548
	3,484		Government National Mortgage Association I, 6.0%, 3/15/33	4,053
	2,147		Government National Mortgage Association I, 6.0%, 3/15/33	2,500
	244		Government National Mortgage Association I, 6.0%, 5/15/17	249
	481		Government National Mortgage Association I, 6.0%, 6/15/17	495
	2,308		Government National Mortgage Association I, 6.0%, 6/15/33	2,630
	3,069		Government National Mortgage Association I, 6.0%, 6/15/33	3,541
	2,726		Government National Mortgage Association I, 6.0%, 7/15/33	3,174
	2,216		Government National Mortgage Association I, 6.0%, 7/15/33	2,576
	4,081		Government National Mortgage Association I, 6.0%, 8/15/19	4,303
	13,140		Government National Mortgage Association I, 6.0%, 8/15/34	15,130
	3,652		Government National Mortgage Association I, 6.0%, 9/15/33	4,158
	1,571		Government National Mortgage Association I, 6.0%, 9/15/33	1,827
	1,347		Government National Mortgage Association I, 6.5%, 1/15/30	1,542
	1,137		Government National Mortgage Association I, 6.5%, 11/15/32	1,348
	793		Government National Mortgage Association I, 6.5%, 2/15/32	933
	2,012		Government National Mortgage Association I, 6.5%, 3/15/29	2,312
	801		Government National Mortgage Association I, 6.5%, 3/15/32	950
	175		Government National Mortgage Association I, 7.0%, 3/15/31	200
	30,287		Government National Mortgage Association II, 4.5%, 9/20/41	33,011
	6,520		Government National Mortgage Association II, 5.5%, 3/20/34	7,391
	11,201		Government National Mortgage Association II, 6.0%, 11/20/33	13,023
	150,000		U.S. Treasury Bonds, 3.0%, 11/15/44	164,355
	50,000		U.S. Treasury Bonds, 4.375%, 2/15/38	66,969
	425,000		U.S. Treasury Bonds, 4.5%, 5/15/38	578,432
	450,000		U.S. Treasury Bonds, 4.5%, 8/15/39	615,973
	836,613		U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24	836,164
	500,000		U.S. Treasury Notes, 0.625%, 12/31/16	501,211
	650,000		U.S. Treasury Notes, 2.0%, 2/15/22	663,406
	100,000		U.S. Treasury Notes, 2.25%, 11/15/24	102,805
				$11,176,447
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $10,787,521)	$11,176,447

			FOREIGN GOVERNMENT BONDS - 3.2%
IDR	171,000,000		Indonesia Treasury Bond, 6.125%, 5/15/28	$11,489
IDR	155,000,000		Indonesia Treasury Bond, 7.0%, 5/15/22	11,612
IDR	150,000,000		Indonesia Treasury Bond, 7.0%, 5/15/27	10,968
IDR	419,000,000		Indonesia Treasury Bond, 8.25%, 6/15/32	33,488
MXN	550,000		Mexican Bonos, 6.5%, 6/9/22	37,701
MXN	520,000		Mexican Bonos, 7.5%, 6/3/27	37,843
MXN	2,649,190		Mexican Udibonos, 2.0%, 6/9/22	166,163
MXN	1,589,514		Mexican Udibonos, 3.5%, 12/14/17	109,747
NOK	750,000		Norway Government Bond, 2.0%, 5/24/23	97,565
NOK	1,250,000		Norway Government Bond, 4.5%, 5/22/19	176,855
NOK	2,500,000		Norway Government Bond, 5.0%, 5/15/15	311,452
PLN	125,000		Poland Government Bond, 5.5%, 4/25/15	33,038
	50,000		Poland Government International Bond, 4.0%, 1/22/24	54,900
RON	440,000		Romania Government Bond, 5.85%, 4/26/23	127,622
RON	190,000		Romania Government Bond, 5.95%, 6/11/21	54,611
RUB	8,062,000		Russian Federal Bond - OFZ, 7.0%, 8/16/23	104,579
				$1,379,633
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $1,688,506)	$1,379,633

			MUNICIPAL BONDS - 3.5%
			Municipal Development - 1.0%
	60,000	5.90	Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38	$65,782
	65,000		Louisiana Local Government Environmental Facilities & Community Development Authority, 6.75%, 11/1/32	72,630
	100,000		New Jersey Economic Development Authority, 2/15/18 (e)	94,361
	70,000		Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37	73,714
	60,000		Port of Corpus Christi Authority of Nueces County, 6.7%, 11/1/30	60,209
	50,000		Selma Industrial Development Board, 6.25%, 11/1/33	59,237
				$425,933
			Municipal Education - 0.0%+
	10,000		Amherst College, 3.794%, 11/1/42	$10,266

			Municipal General - 1.2%
	90,000		JobsOhio Beverage System, 3.985%, 1/1/29	$97,335
	25,000		JobsOhio Beverage System, 4.532%, 1/1/35	28,149
	50,000		Maryland Health & Higher Educational Facilities Authority, 5.0%, 7/1/41	56,644
	25,000		Massachusetts Development Finance Agency, Broad Institute -Series A, 5.375%, 4/1/41	28,319
	75,000		New Jersey Transportation Trust Fund Authority, Transportation System-Series A, 5.5%, 6/15/41	84,680
	25,000		New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	29,000
	20,000		State of Washington, 3.0%, 7/1/28	20,251
	25,000		Texas Municipal Gas Acquisition & Supply Corp., III, 5.0%, 12/15/30	27,744
	50,000		Texas Municipal Gas Acquisition & Supply Corp., III, 5.0%, 12/15/31	55,274
	50,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/31	53,632
	50,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/32	53,468
				$534,496
			Higher Municipal Education - 0.6%
	25,000		Baylor University, 4.313%, 3/1/42	$27,440
	45,000		California Educational Facilities Authority, 5.0%, 6/1/43	62,349
	25,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	34,054
	25,000		Permanent University Fund, 5.0%, 7/1/30	30,544
	40,000		The George Washington University, 1.827%, 9/15/17	40,382
	50,000		University of California, 3.38%, 5/15/28	52,296
				$247,065
			Municipal Medical - 0.1%
	50,000		New Hampshire Health and Education Facilities Authority Act, 6.5%, 1/1/41	$59,206

			Municipal Pollution - 0.4%
	135,000		Port Freeport Texas, 5.95%, 5/15/33	$151,226

			Municipal School District - 0.1%
	20,000		North East Independent School District Texas, 5.25%, 2/1/31	$26,022

			Municipal Transportation - 0.0%+
	15,000		Port Authority of New York & New Jersey, 4.458%, 10/1/62	$16,405

			Municipal Obligation - 0.1%
	30,000		Washington Suburban Sanitary Commission, 4.0%, 6/1/43	$31,697
	30,000		Washington Suburban Sanitary Commission, 4.0%, 6/1/44	31,673
				$63,370
			TOTAL MUNICIPAL BONDS
			(Cost $1,393,763)	$1,533,989

			SENIOR FLOATING RATE LOAN INTERESTS - 7.1%**
			Energy - 0.1%
			Oil & Gas Equipment & Services - 0.0%+
	30,000	8.38	Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20	$22,078
			Coal & Consumable Fuels - 0.1%
	78,333	18.15	Bumi Resources Tbk PT, Term Loan, 8/15/13	$28,592
			Total Energy	$50,670
			Materials - 0.5%
			Specialty Chemicals - 0.2%
	70,249	3.75	Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20	$69,930
			Aluminum - 0.1%
	38,800	5.75	Noranda Aluminum Acquisition Corp., Term B Loan, 2/28/19	$36,278
			Paper Products - 0.2%
	98,500	5.75	Appvion, Inc., Term Commitment, 6/28/19	$92,221
			Total Materials	$198,429
			Capital Goods - 0.1%
			Trading Companies & Distributors - 0.1%
	24,964	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$25,037
			Total Capital Goods	$25,037
			Commercial Services & Supplies - 0.2%
			Security & Alarm Services - 0.1%
	33,955	4.25	Monitronics International, Inc., Term B Loan, 3/23/18	$34,035
			Research & Consulting Services - 0.1%
	46,988	5.00	Wyle, Tranche B Loan (First Lien), 5/22/21	$47,032
			Total Commercial Services & Supplies	$81,067
			Transportation - 0.0%+
			Trucking - 0.0%+
	19,304	3.75	Swift Transportation Co., LLC, Tranche B Term Loan (First Lien), 6/9/21	$19,388
			Total Transportation	$19,388
			Automobiles & Components - 0.8%
			Auto Parts & Equipment - 0.4%
	38,910	4.25	TI Group Automotive Systems LLC, Term Loan Facility, 7/1/21	$38,942
	143,754	4.00	Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20	143,889
				$182,831
			Automobile Manufacturers - 0.4%
	144,375	3.50	Chrysler Group LLC, Term Loan B, 5/24/17	$144,465
			Total Automobiles & Components	$327,296
			Consumer Durables & Apparel - 0.1%
			Apparel, Accessories & Luxury Goods - 0.1%
	39,443	3.25	PVH Corp., Tranche B Term Loan, 12/19/19	$39,692
			Total Consumer Durables & Apparel	$39,692
			Consumer Services - 0.9%
			Casinos & Gaming - 0.4%
	127,075	3.50	MGM Resorts International, Term B Loan, 12/20/19	$126,850
	49,398	3.75	Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20	49,465
				$176,315
			Leisure Facilities - 0.2%
	66,173	3.50	Six Flags Theme Parks, Inc., Tranche B Term Loan, 12/20/18	$66,559
			Restaurants - 0.3%
	113,985	4.50	Burger King Worldwide, Inc., Term Loan B, 9/24/21	$115,256
	23,876	3.25	Wendy's International, Inc., Term B Loan, 5/15/19	23,905
				$139,161
			Total Consumer Services	$382,035
			Media - 0.7%
			Cable & Satellite - 0.6%
	49,125	3.25	MCC Iowa LLC, Tranche H Term Loan, 1/29/21	$48,864
	72,949	3.50	Telesat Canada, U.S. Term B Loan, 3/28/19	72,903
	149,592	3.50	Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20	149,602
				$271,369
			Movies & Entertainment - 0.0%+
	17,341	3.75	Rovi Solutions Corp., Term B Loan, 7/2/21	$17,298
			Publishing - 0.1%
	23,279	4.75	Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21	$23,420
			Total Media	$312,087
			Household & Personal Products - 0.2%
			Personal Products - 0.2%
	87,168	4.75	Federal-Mogul Corporation, Tranche C Term, 4/15/21	$87,037
			Total Household & Personal Products	$87,037
			Health Care Equipment & Services - 0.8%
			Health Care Services - 0.3%
	180,608	7.25	Virtual Radiologic Corp., Term Loan A, 12/22/16	$147,647
			Health Care Facilities - 0.4%
	82,449	4.25	CHS, 2021 Term D Loan, 1/27/21	$82,947
	31,012	3.42	CHS, Incremental 2018 Term F Loans, 12/31/18	31,054
	69,565	4.25	Surgical Care Affiliates, Inc., 1st Lien Term Loan, 3/12/22	69,913
				$183,914
			Managed Health Care - 0.1%
	14,189	9.75	MMM Holdings, Inc., Term Loan, 10/9/17	$12,593
	10,316	9.75	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17	9,155
				$21,748
			Total Health Care Equipment & Services	$353,309
			Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
			Pharmaceuticals - 0.6%
	99,000	3.18	Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	$99,019
	97,128	4.00	Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19	97,128
	79,620	3.50	Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20	79,694
				$275,841
			Total Pharmaceuticals, Biotechnology & Life Sciences	$275,841
			Banks - 0.4%
			Thrifts & Mortgage Finance - 0.4%
	171,500	5.00	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$167,391
			Total Banks	$167,391
			Diversified Financials - 0.4%
			Specialized Finance - 0.4%
	195,525	4.25	Mirror BidCo Corp., New Incremental Term Loan, 12/18/19	$195,321
			Total Diversified Financials	$195,321
			Insurance - 0.8%
			Insurance Brokers - 0.4%
	146,642	4.25	USI Insurance Services LLC, Term B Loan, 12/30/19	$145,909
			Life & Health Insurance - 0.2%
	91,720	3.75	CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18	$92,004
			Property & Casualty Insurance - 0.2%
	101,554	5.75	Confie seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$101,343
			Total Insurance	$339,256
			Telecommunication Services - 0.5%
			Integrated Telecommunication Services - 0.2%
	85,953	3.25	West Corp., B-10 Term Loan (First Lien), 6/30/18	$85,900
			Wireless Telecommunication Services - 0.3%
	125,000	4.75	GCI Holdings, Inc., Tranche B Term Loan (First Lien), 12/22/21	$125,625
			Total Telecommunication Services	$211,525
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $3,138,040)	$3,065,381

			TOTAL INVESTMENT IN SECURITIES - 95.1%
			(Cost $40,271,193) (a)	$41,234,029

			OTHER ASSETS & LIABILITIES - 4.9%	$2,128,084

			TOTAL NET ASSETS - 100.0%	$43,362,234

	+		Amount rounds to less than 0.1%.

	(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(PIK)		Represents a pay-in kind security.

	(REMICS)		Real Estate Mortgage Investment Conduits.

	(ARM)		Adjustable Rate Mortgage.

	(Perpetual)		Security with no stated maturity date.

	(Cat Bond)		Catastrophe bond is a high-yield debt instrument that is usually insurance linked and
			meant to raise money in case of a catastrophe.

	REIT		Real Estate Investment Trust.

	*		Non-income producing security.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2015, the value of these securities amounted to $8,444,521 or 19.5% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

	(a)		At March 31, 2015, the net unrealized appreciation on investments based on
			cost for federal income tax purposes of $40,271,073 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost	$1,914,937

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value	(952,101)

			Net unrealized appreciation	$962,836

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)		Security is in default and is non-income producing.

	(d)		Security is valued using fair value methods (other than prices supplied by independent pricing services).
			See Notes To Financial Statements - Note 1A.

	(e)		Security issued with a zero coupon. Income is recognized through accretion of discount.

	(f)		Security represents the interest only portion payments on a pool of underlying mortgages or
			mortgage-backed securities.

			Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	AUD		Australian Dollar
	IDR		Indonesian Rupiah
	INR		Indian Rupee
	MXN		Mexican Peso
	NOK		Norwegian Krone
	NZD		New Zealand Dollar
	PLN		New Polish Zloty
	RON		Romanian New Leu
	RUB		Russian Ruble

 CENTRALLY CLEARED CREDIT DEFAULT SWAP - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit

 Rating (2)

 Expiration Date

 Premiums Paid (Received)

 Net Unrealized Appreciation (Depreciation)

1,124,835

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

5.00
%

B
+

 12/20/19

$
64,280

$
28,019

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums (Received) Paid

 Net Unrealized Appreciation (Depreciation)

100,000

 JP Morgan Chase Bank NA

 American Axle & Manufacturing, Inc.

5.00
%

B
+

 12/20/17

$
(3,000
)

$
14,384

900,000

 JP Morgan Chase Bank NA

 Markit CDX North America Investment Grade Index

1.00
%

 BBB+

 12/20/17

(871
)

17,259

50,000

 JP Morgan Chase Bank NA

 Goodyear Tire & Rubber, Inc.

5.00
%

B
+

 12/20/17

(1,625
)

7,269

75,000

 JP Morgan Chase Bank NA

 Diamond Offshore Drilling Co.

1.00
%

A-

 12/20/19

(2,810
)

(4,382
)

$
(8,306
)

$
34,530

            (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

            (2)

 Based on Standard & Poor’s rating of the issuer or the weighted average of all the underlying securities in the index.

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3. See Notes To Financial Satements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2015, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

  $                 -

  $      1,116,209

  $              -

  $     1,116,209

 Preferred Stocks

   Banks

     Regional Banks

                     -

            102,781

                 -

           102,781

   Diversified Financials

     Consumer Finance

             51,188

              15,396

                 -

             66,584

   All Other Preferred Stocks

           612,046

                      -

                 -

           612,046

 Convertible Preferred Stocks

   Diversified Financials

     Asset Management & Custody Banks

                     -

              61,188

                 -

             61,188

   All Other Convertible Preferred Stocks

           233,364

                      -

                 -

           233,364

 Common Stocks

   Materials

     Diversified Metals & Mining

             18,631

                      -

                 -

             18,631

   Capital Goods

     Construction & Engineering

                     -

            175,230

                 -

           175,230

 Asset Backed Securities

                     -

          1,204,527

                 -

         1,204,527

 Collateralized Mortgage Obligations

                     -

          4,312,033

                 -

         4,312,033

 Corporate Bonds

   Insurance

     Reinsurance

                     -

                      -

         22,457

             22,457

   All Other Corporate Bonds

                     -

        16,153,529

                 -

       16,153,529

 U.S. Government Agency Obligations

                     -

        11,176,447

                 -

       11,176,447

 Foreign Government Bonds

                     -

          1,379,633

                 -

         1,379,633

 Municipal Bonds

                     -

          1,533,989

                 -

         1,533,989

 Senior Floating Rate Loan Interests

                     -

          3,065,381

                 -

         3,065,381

 Total

  $       915,229

  $    40,296,343

  $     22,457

  $   41,234,029

 Other Financial Instruments

 Net unrealized Appreciation on Swap Contracts

  $               -

  $          62,549

  $            -

  $         62,549

 Net unrealized Appreciation on Futures Contracts

           (66,713)

                    -

               -

           (66,713)

 Net unrealized Appreciation on Forward Foreign Currency Contracts

                   -

              81,936

               -

             81,936

 Net unrealized Depreciation on Forward Foreign Currency Contracts

                   -

              (5,423)

               -

             (5,423)

 Total Other Financial Instruments

  $       (66,713)

  $        139,062

  $            -

  $         72,349

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Corporate

 Bonds

 Balance as of 12/31/14

  $         34,256

 Realized gain (loss)1

                     -

 Change in unrealized appreciation (depreciation)2

           (11,799)

 Purchases

                     -

 Sales

                     -

 Transfers in to Level 3*

                     -

 Transfers out of Level 3*

                     -

 Balance as of 3/31/15

  $         22,457

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation

 (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.

 During the period ended March 31, 2015, there were  no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 3/31/15

  $       (11,799)

 Pioneer Disciplined Value VCT Portfolio

 Schedule of Investments 3/31/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.1%

 Energy - 8.9%

 Integrated Oil & Gas - 4.3%

 59,036

 Exxon Mobil Corp.

 $

 5,018,060

 69,538

 Occidental Petroleum Corp.

 5,076,274

 $

 10,094,334

 Oil & Gas Exploration & Production - 4.6%

 81,306

 ConocoPhillips

 $

 5,062,112

 93,768

 Devon Energy Corp.

 5,655,148

 $

 10,717,260

 Total Energy

 $

 20,811,594

 Materials - 2.1%

 Paper Products - 2.1%

 87,399

 International Paper Co.

 $

 4,849,771

 Total Materials

 $

 4,849,771

 Capital Goods - 6.0%

 Electrical Components & Equipment - 1.9%

 66,566

 Eaton Corp. Plc

 $

 4,522,494

 Industrial Conglomerates - 3.0%

 280,628

 General Electric Co.

 $

 6,962,381

 Construction & Farm Machinery & Heavy Trucks - 1.1%

 17,634

 Cummins, Inc.

 $

 2,444,778

 Total Capital Goods

 $

 13,929,653

 Transportation - 4.6%

 Airlines - 4.6%

 105,727

 American Airlines Group, Inc.

 $

 5,580,271

 75,765

 United Continental Holdings, Inc. *

 5,095,196

 $

 10,675,467

 Total Transportation

 $

 10,675,467

 Automobiles & Components - 2.9%

 Automobile Manufacturers - 2.9%

 182,646

 General Motors Co. *

 $

 6,849,225

 Total Automobiles & Components

 $

 6,849,225

 Consumer Durables & Apparel - 3.2%

 Homebuilding - 1.1%

 49,248

 Lennar Corp.

 $

 2,551,539

 Household Appliances - 2.1%

 24,011

 Whirlpool Corp.

 $

 4,851,663

 Total Consumer Durables & Apparel

 $

 7,403,202

 Media - 3.8%

 Broadcasting - 2.2%

 85,552

 CBS Corp. (Class B)

 $

 5,187,018

 Movies & Entertainment - 1.6%

 53,333

 Viacom, Inc. (Class B)

 $

 3,642,644

 Total Media

 $

 8,829,662

 Retailing - 1.8%

 Homefurnishing Retail - 1.8%

 53,734

 Bed Bath & Beyond, Inc. *

 $

 4,125,428

 Total Retailing

 $

 4,125,428

 Food & Staples Retailing - 1.0%

 Drug Retail - 1.0%

 22,938

 CVS Health Corp.

 $

 2,367,431

 Total Food & Staples Retailing

 $

 2,367,431

 Food, Beverage & Tobacco - 5.4%

 Brewers - 1.9%

 60,537

 Molson Coors Brewing Co. (Class B)

 $

 4,506,980

 Agricultural Products - 1.4%

 67,486

 Archer-Daniels-Midland Co.

 $

 3,198,836

 Packaged Foods & Meats - 2.1%

 130,049

 Tyson Foods, Inc.

 $

 4,980,877

 Total Food, Beverage & Tobacco

 $

 12,686,693

 Health Care Equipment & Services - 10.2%

 Health Care Equipment - 3.0%

 90,310

 Medtronic PLC

 $

 7,043,277

 Health Care Services - 2.1%

 57,200

 Express Scripts Holding Co. *

 $

 4,963,244

 Health Care Facilities - 2.1%

 65,499

 HCA Holdings, Inc.

 $

 4,927,490

 Managed Health Care - 3.0%

 65,664

 Aetna, Inc.

 $

 6,995,186

 Total Health Care Equipment & Services

 $

 23,929,197

 Pharmaceuticals, Biotechnology & Life Sciences - 9.2%

 Pharmaceuticals - 9.2%

 28,385

 Mallinckrodt Plc *

 $

 3,594,960

 85,562

 Mylan NV

 5,078,105

 222,897

 Pfizer, Inc.

 7,754,583

 82,950

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 5,167,785

 $

 21,595,433

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 21,595,433

 Banks - 11.2%

 Diversified Banks - 7.9%

 284,276

 Bank of America Corp.

 $

 4,375,008

 86,787

 Citigroup, Inc.

 4,471,266

 56,647

 US Bancorp/MN

 2,473,774

 133,217

 Wells Fargo & Co.

 7,247,005

 $

 18,567,053

 Regional Banks - 3.3%

 81,866

 The PNC Financial Services Group, Inc.

 $

 7,633,186

 Total Banks

 $

 26,200,239

 Diversified Financials - 5.0%

 Specialized Finance - 1.1%

 51,190

 The NASDAQ OMX Group, Inc.

 $

 2,607,619

 Consumer Finance - 1.9%

 76,053

 Discover Financial Services, Inc.

 $

 4,285,587

 Investment Banking & Brokerage - 2.0%

 131,496

 Morgan Stanley Co.

 $

 4,693,092

 Total Diversified Financials

 $

 11,586,298

 Insurance - 5.6%

 Life & Health Insurance - 1.7%

 68,850

 Lincoln National Corp.

 $

 3,956,121

 Multi-line Insurance - 2.2%

 126,329

 The Hartford Financial Services Group, Inc.

 $

 5,283,079

 Property & Casualty Insurance - 1.7%

 55,053

 The Allstate Corp.

 $

 3,918,122

 Total Insurance

 $

 13,157,322

 Software & Services - 4.8%

 Data Processing & Outsourced Services - 1.1%

 202,797

 Xerox Corp.

 $

 2,605,941

 Systems Software - 3.7%

 109,709

 Microsoft Corp.

 $

 4,460,219

 95,529

 Oracle Corp.

 4,122,076

 $

 8,582,295

 Total Software & Services

 $

 11,188,236

 Technology Hardware & Equipment - 4.8%

 Communications Equipment - 2.8%

 233,354

 Cisco Systems, Inc.

 $

 6,423,069

 Computer Storage & Peripherals - 1.0%

 94,059

 EMC Corp.

 $

 2,404,148

 Technology Hardware, Storage & Peripherals - 1.0%

 25,633

 Western Digital Corp.

 $

 2,332,859

 Total Technology Hardware & Equipment

 $

 11,160,076

 Semiconductors & Semiconductor Equipment - 2.6%

 Semiconductors - 2.6%

 24,861

 Avago Technologies, Ltd.

 $

 3,156,850

 65,768

 Broadcom Corp.

 2,847,426

 $

 6,004,276

 Total Semiconductors & Semiconductor Equipment

 $

 6,004,276

 Utilities - 6.0%

 Electric Utilities - 4.0%

 142,598

 Exelon Corp.

 $

 4,792,719

 130,401

 FirstEnergy Corp.

 4,571,859

 $

 9,364,578

 Multi-Utilities - 2.0%

 113,241

 Public Service Enterprise Group, Inc.

 $

 4,747,063

 Total Utilities

 $

 14,111,641

 TOTAL COMMON STOCKS

 (Cost $211,901,795)

 $

 231,460,844

 TOTAL INVESTMENT IN SECURITIES - 99.1%

 (Cost $211,901,795) (a)

 $

 231,460,844

 OTHER ASSETS & LIABILITIES - 0.9%

 $

 2,114,099

 TOTAL NET ASSETS - 100.0%

 $

 233,574,943

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At March 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $211,925,397 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 24,507,364

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (4,971,917)

 Net unrealized appreciation

 $

 19,535,447

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of March 31, 2015, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
231,460,844

$
-

$
-

$
231,460,844

 Total

$
231,460,844

$
-

$
-

$
231,460,844

 During the period ended March 31, 2015, there were no transfers between Levels 1, 2 and 3.

 Pioneer Select Mid Cap Growth VCT Portfolio

 Schedule of Investments 3/31/15 (unaudited)

 Principal

 Amount ($)

 Value

 CONVERTIBLE CORPORATE BOND - 0.2%

 Energy - 0.2%

 Integrated Oil & Gas - 0.2%

 424,000

 American Energy - Utica LLC, 3.5% (3.50% Cash, 0.00% PIK), 3/1/21 (144A) (PIK)

 $

 207,760

 TOTAL CONVERTIBLE CORPORATE BOND

 (Cost $437,836)

 $

 207,760

 Shares

 COMMON STOCKS - 99.4%

 Energy - 4.8%

 Oil & Gas Equipment & Services - 0.2%

 5,418

 Cameron International Corp. *

 $

 244,460

 Oil & Gas Exploration & Production - 3.6%

 38,855

 Cabot Oil & Gas Corp.

 $

 1,147,388

 6,784

 Cimarex Energy Co.

 780,771

 2,247

 Devon Energy Corp.

 135,517

 69,173

 Memorial Resource Development Corp. *

 1,227,129

 37,131

 Oasis Petroleum, Inc. *

 528,003

 5,190

 PDC Energy, Inc. *

 280,468

 25,769

 Whiting Petroleum Corp. *

 796,262

 $

 4,895,538

 Oil & Gas Refining & Marketing - 0.2%

 2,750

 Tesoro Corp.

 $

 251,048

 Oil & Gas Storage & Transportation - 0.8%

 29,441

 Boardwalk Pipeline Partners LP *

 $

 474,000

 8,153

 SemGroup Corp.

 663,165

 $

 1,137,165

 Total Energy

 $

 6,528,211

 Materials - 4.6%

 Commodity Chemicals - 0.9%

 5,139

 Methanex Corp.

 $

 275,296

 12,602

 Westlake Chemical Corp.

 906,588

 $

 1,181,884

 Fertilizers & Agricultural Chemicals - 0.2%

 2,420

 Agrium, Inc.

 $

 252,333

 Specialty Chemicals - 1.6%

 21,271

 Flotek Industries, Inc. *

 $

 313,535

 8,824

 RPM International, Inc.

 423,464

 2,764

 The Sherwin-Williams Co.

 786,358

 6,463

 WR Grace & Co. *

 638,997

 $

 2,162,354

 Construction Materials - 0.7%

 6,550

 Eagle Materials, Inc.

 $

 547,318

 3,425

 Martin Marietta Materials, Inc.

 478,815

 $

 1,026,133

 Metal & Glass Containers - 0.5%

 19,128

 Berry Plastics Group, Inc. *

 $

 692,242

 Paper Packaging - 0.7%

 11,103

 Avery Dennison Corp.

 $

 587,460

 4,313

 Packaging Corp of America

 337,233

 $

 924,693

 Total Materials

 $

 6,239,639

 Capital Goods - 5.9%

 Aerospace & Defense - 1.2%

 17,109

 B/E Aerospace, Inc. *

 $

 1,088,475

 5,060

 Rockwell Collins, Inc.

 488,543

 $

 1,577,018

 Electrical Components & Equipment - 0.8%

 2,967

 Acuity Brands, Inc.

 $

 498,931

 7,797

 Regal-Beloit Corp.

 623,136

 $

 1,122,067

 Industrial Conglomerates - 1.2%

 8,274

 Carlisle Companies, Inc.

 $

 766,421

 4,988

 Roper Industries, Inc.

 857,936

 $

 1,624,357

 Construction & Farm Machinery & Heavy Trucks - 1.8%

 25,932

 The Manitowoc Co., Inc.

 $

 559,094

 11,206

 WABCO Holdings, Inc. *

 1,376,993

 6,056

 Wabtec Corp./DE

 575,381

 $

 2,511,468

 Trading Companies & Distributors - 0.9%

 36,468

 MRC Global, Inc. *

 $

 432,146

 8,378

 United Rentals, Inc. *

 763,738

 $

 1,195,884

 Total Capital Goods

 $

 8,030,794

 Commercial Services & Supplies - 3.2%

 Diversified Support Services - 0.8%

 6,442

 Cintas Corp.

 $

 525,860

 14,707

 Mobile Mini, Inc. *

 627,106

 $

 1,152,966

 Human Resource & Employment Services - 2.4%

 12,537

 ManpowerGroup, Inc.

 $

 1,080,063

 11,801

 Towers Watson & Co.

 1,559,915

 10,930

 WageWorks, Inc. *

 582,897

 $

 3,222,875

 Total Commercial Services & Supplies

 $

 4,375,841

 Transportation - 6.4%

 Air Freight & Logistics - 0.7%

 16,517

 Hub Group, Inc. *

 $

 648,953

 26,301

 UTi Worldwide, Inc.

 323,502

 $

 972,455

 Airlines - 3.2%

 46,683

 American Airlines Group, Inc.

 $

 2,463,929

 5,728

 Southwest Airlines Co.

 253,750

 24,315

 United Continental Holdings, Inc. *

 1,635,184

 $

 4,352,863

 Railroads - 0.5%

 6,543

 Kansas City Southern

 $

 667,909

 Trucking - 1.4%

 17,247

 Hertz Global Holdings, Inc. *

 $

 373,915

 7,554

 Old Dominion Freight Line, Inc. *

 583,924

 10,371

 Ryder System, Inc.

 984,104

 $

 1,941,943

 Airport Services - 0.6%

 9,120

 Macquarie Infrastructure Co LLC

 $

 750,485

 Total Transportation

 $

 8,685,655

 Automobiles & Components - 2.4%

 Auto Parts & Equipment - 2.4%

 11,350

 BorgWarner, Inc.

 $

 686,448

 22,567

 Lear Corp.

 2,500,875

 $

 3,187,323

 Total Automobiles & Components

 $

 3,187,323

 Consumer Durables & Apparel - 3.2%

 Home Furnishings - 0.4%

 3,161

 Mohawk Industries, Inc. *

 $

 587,156

 Household Appliances - 0.6%

 3,875

 Whirlpool Corp.

 $

 782,982

 Leisure Products - 0.3%

 20,731

 Performance Sports Group, Ltd.

 $

 404,254

 Apparel, Accessories & Luxury Goods - 1.9%

 9,098

 G-III Apparel Group, Ltd. *

 $

 1,024,890

 30,074

 Hanesbrands, Inc.

 1,007,780

 6,890

 Michael Kors Holdings, Ltd. *

 453,018

 $

 2,485,688

 Total Consumer Durables & Apparel

 $

 4,260,080

 Consumer Services - 4.0%

 Hotels, Resorts & Cruise Lines - 1.0%

 23,881

 Hilton Worldwide Holdings, Inc.

 $

 707,355

 11,406

 Norwegian Cruise Line Holdings, Ltd. *

 616,038

 $

 1,323,393

 Restaurants - 2.3%

 1,142

 Chipotle Mexican Grill, Inc. *

 $

 742,917

 22,342

 Dave & Buster's Entertainment, Inc.

 680,537

 6,827

 Jack in the Box, Inc. *

 654,846

 1,816

 Panera Bread Co. *

 290,551

 24,631

 Sonic Corp. *

 780,803

 $

 3,149,654

 Specialized Consumer Services - 0.7%

 28,802

 H&R Block, Inc.

 $

 923,680

 Total Consumer Services

 $

 5,396,727

 Media - 0.8%

 Cable & Satellite - 0.8%

 9,826

 Liberty Global Plc (Class A) *

 $

 505,744

 12,303

 Liberty Global Plc (Class C) *

 612,812

 $

 1,118,556

 Total Media

 $

 1,118,556

 Retailing - 9.0%

 Internet Retail - 1.4%

 2,231

 Netflix, Inc. *

 $

 929,635

 11,617

 TripAdvisor, Inc. *

 966,186

 $

 1,895,821

 General Merchandise Stores - 1.6%

 26,808

 Dollar Tree, Inc. *

 $

 2,175,335

 Apparel Retail - 1.1%

 7,331

 Ross Stores, Inc.

 $

 772,394

 11,079

 The TJX Companies, Inc.

 776,084

 $

 1,548,478

 Home Improvement Retail - 0.9%

 15,436

 Lowe's Companies, Inc.

 $

 1,148,284

 Specialty Stores - 2.2%

 9,650

 Five Below, Inc. *

 $

 343,250

 6,120

 Signet Jewelers, Ltd.

 849,395

 13,977

 Tractor Supply Co. *

 1,188,884

 3,840

 Ulta Salon Cosmetics & Fragrance, Inc. *

 579,264

 $

 2,960,793

 Automotive Retail - 1.8%

 11,023

 Advance Auto Parts, Inc.

 $

 1,650,033

 8,083

 Lithia Motors, Inc.

 803,531

 $

 2,453,564

 Total Retailing

 $

 12,182,275

 Food & Staples Retailing - 2.1%

 Drug Retail - 0.8%

 10,839

 CVS Health Corp.

 $

 1,118,693

 Food Retail - 1.3%

 22,421

 The Kroger Co.

 $

 1,718,794

 Total Food & Staples Retailing

 $

 2,837,487

 Food, Beverage & Tobacco - 6.2%

 Brewers - 0.7%

 11,893

 Molson Coors Brewing Co. (Class B)

 $

 885,434

 Distillers & Vintners - 1.0%

 11,482

 Constellation Brands, Inc. *

 $

 1,334,323

 Soft Drinks - 1.0%

 10,091

 Monster Beverage Corp. *

 $

 1,396,544

 Packaged Foods & Meats - 3.1%

 3,491

 Diamond Foods, Inc. *

 $

 113,702

 11,267

 Hormel Foods Corp.

 640,529

 19,795

 Keurig Green Mountain, Inc.

 2,211,695

 4,248

 Mead Johnson Nutrition Co.

 427,051

 21,261

 Tyson Foods, Inc.

 814,296

 $

 4,207,273

 Tobacco - 0.4%

 8,319

 Lorillard, Inc.

 $

 543,647

 Total Food, Beverage & Tobacco

 $

 8,367,221

 Health Care Equipment & Services - 9.4%

 Health Care Equipment - 2.5%

 68,673

 Boston Scientific Corp. *

 $

 1,218,946

 9,472

 Edwards Lifesciences Corp. *

 1,349,381

 26,113

 Insulet Corp. *

 870,869

 $

 3,439,196

 Health Care Supplies - 1.8%

 26,603

 Align Technology, Inc. *

 $

 1,430,842

 55,843

 Endologix, Inc. *

 953,240

 $

 2,384,082

 Health Care Distributors - 1.1%

 16,870

 Cardinal Health, Inc.

 $

 1,522,855

 Health Care Services - 2.9%

 39,388

 Catamaran Corp. *

 $

 2,345,162

 20,321

 Omnicare, Inc.

 1,565,936

 $

 3,911,098

 Health Care Facilities - 0.5%

 17,387

 Brookdale Senior Living, Inc. *

 $

 656,533

 Managed Health Care - 0.6%

 8,797

 WellCare Health Plans, Inc. *

 $

 804,574

 Total Health Care Equipment & Services

 $

 12,718,338

 Pharmaceuticals, Biotechnology & Life Sciences - 8.0%

 Biotechnology - 3.0%

 23,585

 Alkermes Plc *

 $

 1,437,977

 17,979

 Neurocrine Biosciences, Inc. *

 713,946

 11,909

 TESARO, Inc. *

 683,577

 10,976

 Vertex Pharmaceuticals, Inc. *

 1,294,839

 $

 4,130,339

 Pharmaceuticals - 3.9%

 17,961

 Endo International Plc

 $

 1,611,102

 10,964

 Jazz Pharmaceuticals Plc *

 1,894,470

 7,244

 Shire Plc (A.D.R.)

 1,733,417

 $

 5,238,989

 Life Sciences Tools & Services - 1.1%

 18,730

 Charles River Laboratories International, Inc. *

 $

 1,485,102

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 10,854,430

 Banks - 0.8%

 Regional Banks - 0.8%

 11,294

 BankUnited, Inc. *

 $

 369,766

 5,457

 Signature Bank *

 707,118

 $

 1,076,884

 Total Banks

 $

 1,076,884

 Diversified Financials - 5.2%

 Specialized Finance - 2.3%

 5,879

 Intercontinental Exchange, Inc.

 $

 1,371,394

 34,490

 The NASDAQ OMX Group, Inc.

 1,756,921

 $

 3,128,315

 Consumer Finance - 1.3%

 30,179

 Discover Financial Services, Inc.

 $

 1,700,587

 Asset Management & Custody Banks - 1.6%

 6,588

 Affiliated Managers Group, Inc. *

 $

 1,414,971

 20,554

 The Blackstone Group LP

 799,345

 $

 2,214,316

 Total Diversified Financials

 $

 7,043,218

 Real Estate - 1.0%

 Specialized REIT - 1.0%

 41,738

 Weyerhaeuser Co.

 $

 1,383,615

 Total Real Estate

 $

 1,383,615

 Software & Services - 14.8%

 Internet Software & Services - 7.8%

 28,788

 Akamai Technologies, Inc. *

 $

 2,045,243

 12,328

 comScore, Inc. *

 631,194

 7,852

 CoStar Group, Inc. *

 1,553,361

 12,175

 Criteo SA (A.D.R.)

 480,912

 15,451

 Facebook, Inc. *

 1,270,304

 972

 Google, Inc. (Class A) *

 539,168

 969

 Google, Inc. (Class C)

 531,012

 45,231

 HomeAway, Inc. *

 1,364,619

 4,518

 LinkedIn Corp. *

 1,128,867

 19,583

 Twitter, Inc. *

 980,717

 $

 10,525,397

 IT Consulting & Other Services - 0.4%

 6,978

 Gartner, Inc. *

 $

 585,105

 Data Processing & Outsourced Services - 1.4%

 1,645

 Alliance Data Systems Corp. *

 $

 487,331

 8,743

 MasterCard, Inc.

 755,308

 26,921

 Sabre Corp.

 654,180

 $

 1,896,819

 Application Software - 4.4%

 7,317

 ANSYS, Inc. *

 $

 645,286

 15,394

 Autodesk, Inc. *

 902,704

 32,398

 Cadence Design Systems, Inc. *

 597,419

 10,132

 Intuit, Inc.

 982,399

 26,125

 Qlik Technologies, Inc. *

 813,271

 11,631

 salesforce.com inc *

 777,067

 9,590

 Splunk, Inc. *

 567,728

 9,690

 SS&C Technologies Holdings, Inc. *

 603,687

 $

 5,889,561

 Systems Software - 0.8%

 7,869

 ServiceNow, Inc. *

 $

 619,920

 5,503

 Tableau Software, Inc. *

 509,138

 $

 1,129,058

 Total Software & Services

 $

 20,025,940

 Technology Hardware & Equipment - 1.0%

 Communications Equipment - 1.0%

 7,066

 F5 Networks, Inc. *

 $

 812,166

 3,650

 Palo Alto Networks, Inc. *

 533,192

 $

 1,345,358

 Total Technology Hardware & Equipment

 $

 1,345,358

 Semiconductors & Semiconductor Equipment - 4.5%

 Semiconductors - 4.5%

 15,714

 Avago Technologies, Ltd.

 $

 1,995,364

 13,474

 Broadcom Corp.

 583,357

 30,589

 Skyworks Solutions, Inc. *

 3,006,592

 5,848

 Synaptics, Inc. *

 475,472

 $

 6,060,785

 Total Semiconductors & Semiconductor Equipment

 $

 6,060,785

 Telecommunication Services - 1.9%

 Alternative Carriers - 0.8%

 21,366

 Level 3 Communications, Inc. *

 $

 1,150,345

 Wireless Telecommunication Services - 1.1%

 12,271

 SBA Communications Corp. *

 $

 1,436,934

 Total Telecommunication Services

 $

 2,587,279

 Utilities - 0.2%

 Electric Utilities - 0.1%

 3,288

 ITC Holdings Corp.

 $

 123,070

 Gas Utilities - 0.0%+

 855

 National Fuel Gas Co.

 $

 51,582

 Independent Power Producers & Energy Traders - 0.1%

 2,849

 Dynegy, Inc. *

 $

 89,544

 Total Utilities

 $

 264,196

 TOTAL COMMON STOCKS

 (Cost $102,353,782)

 $

 134,569,852

 TOTAL INVESTMENT IN SECURITIES - 99.6%

 (Cost $102,791,618) (a)

 $

 134,777,612

 OTHER ASSETS & LIABILITIES - 0.4%

 $

 560,446

 TOTAL NET ASSETS - 100.0%

 $

 135,338,058

 *

 Non-income producing security.

 +

 Amount rounds to less than 0.1%.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2015, the value of these securities amounted to $207,760 or 0.2% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 (a)

 At  March 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $102,791,618 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

           33,049,551

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

           (1,063,557)

 Net unrealized appreciation

 $

           31,985,994

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of March 31, 2015, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
134,569,852

$
-

$
-

$
134,569,852

 Convertible Corporate Bond

-

207,760

-

207,760

 Total

$
134,569,852

$
207,760

$
-

$
134,777,612

 During the period ended March 31, 2015, there were no transfers between Levels 1, 2 and 3.

 Pioneer Mid Cap Value VCT Portfolio

 Schedule of Investments 3/31/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 100.5%

 Energy - 3.0%

 Oil & Gas Drilling - 0.7%

 40,963

 Helmerich & Payne, Inc.

 $

 2,788,351

 Oil & Gas Equipment & Services - 0.7%

 58,709

 Cameron International Corp. *

 $

 2,648,950

 Oil & Gas Exploration & Production - 1.6%

 102,383

 Cabot Oil & Gas Corp.

 $

 3,023,370

 30,777

 Cimarex Energy Co.

 3,542,125

 $

 6,565,495

 Total Energy

 $

 12,002,796

 Materials - 3.1%

 Fertilizers & Agricultural Chemicals - 0.7%

 64,284

 The Mosaic Co.

 $

 2,960,921

 Forest Products - 0.8%

 186,443

 Louisiana-Pacific Corp. *

 $

 3,078,174

 Paper Products - 1.6%

 112,205

 International Paper Co.

 $

 6,226,255

 Total Materials

 $

 12,265,350

 Capital Goods - 5.6%

 Aerospace & Defense - 1.0%

 28,781

 Huntington Ingalls Industries, Inc.

 $

 4,033,657

 Building Products - 3.3%

 135,828

 Fortune Brands Home & Security, Inc.

 $

 6,449,113

 88,718

 Owens Corning *

 3,850,361

 110,195

 USG Corp. *

 2,942,206

 $

 13,241,680

 Electrical Components & Equipment - 1.3%

 61,487

 Generac Holdings, Inc.

 $

 2,993,802

 25,317

 Regal-Beloit Corp.

 2,023,335

 $

 5,017,137

 Total Capital Goods

 $

 22,292,474

 Commercial Services & Supplies - 1.9%

 Office Services & Supplies - 0.7%

 153,752

 Steelcase, Inc.

 $

 2,912,063

 Human Resource & Employment Services - 1.2%

 56,054

 ManpowerGroup, Inc.

 $

 4,829,052

 Total Commercial Services & Supplies

 $

 7,741,115

 Transportation - 3.9%

 Airlines - 2.1%

 123,942

 United Continental Holdings, Inc. *

 $

 8,335,098

 Trucking - 1.8%

 52,938

 Con-way, Inc.

 $

 2,336,154

 52,443

 Ryder System, Inc.

 4,976,316

 $

 7,312,470

 Total Transportation

 $

 15,647,568

 Automobiles & Components - 2.3%

 Auto Parts & Equipment - 1.0%

 69,309

 Tenneco, Inc. *

 $

 3,979,723

 Tires & Rubber - 1.3%

 198,260

 The Goodyear Tire & Rubber Co.

 $

 5,368,881

 Total Automobiles & Components

 $

 9,348,604

 Consumer Durables & Apparel - 4.3%

 Homebuilding - 1.5%

 118,445

 Lennar Corp.

 $

 6,136,635

 Household Appliances - 1.2%

 23,946

 Whirlpool Corp.

 $

 4,838,529

 Housewares & Specialties - 1.6%

 121,089

 Jarden Corp. *

 $

 6,405,608

 Total Consumer Durables & Apparel

 $

 17,380,772

 Consumer Services - 0.8%

 Specialized Consumer Services - 0.8%

 97,524

 H&R Block, Inc.

 $

 3,127,595

 Total Consumer Services

 $

 3,127,595

 Retailing - 6.5%

 Department Stores - 2.8%

 82,225

 Kohl's Corp.

 $

 6,434,106

 71,467

 Macy's, Inc.

 4,638,923

 $

 11,073,029

 Apparel Retail - 1.5%

 57,125

 Ross Stores, Inc.

 $

 6,018,690

 Specialty Stores - 2.2%

 450,525

 Office Depot, Inc. *

 $

 4,144,830

 140,389

 Sally Beauty Holdings, Inc. *

 4,825,170

 $

 8,970,000

 Total Retailing

 $

 26,061,719

 Food, Beverage & Tobacco - 2.3%

 Agricultural Products - 1.1%

 57,151

 Ingredion, Inc.

 $

 4,447,491

 Packaged Foods & Meats - 1.2%

 42,012

 The JM Smucker Co.

 $

 4,862,049

 Total Food, Beverage & Tobacco

 $

 9,309,540

 Health Care Equipment & Services - 11.7%

 Health Care Equipment - 3.4%

 375,905

 Boston Scientific Corp. *

 $

 6,672,314

 59,206

 Zimmer Holdings, Inc.

 6,957,889

 $

 13,630,203

 Health Care Distributors - 2.0%

 87,439

 Cardinal Health, Inc.

 $

 7,893,119

 Health Care Services - 2.9%

 77,221

 Omnicare, Inc.

 $

 5,950,650

 74,971

 Quest Diagnostics, Inc.

 5,761,521

 $

 11,712,171

 Managed Health Care - 3.4%

 57,113

 Aetna, Inc.

 $

 6,084,248

 42,098

 Humana, Inc.

 7,494,286

 $

 13,578,534

 Total Health Care Equipment & Services

 $

 46,814,027

 Pharmaceuticals, Biotechnology & Life Sciences - 4.0%

 Pharmaceuticals - 4.0%

 54,007

 Endo International Plc

 $

 4,844,428

 27,021

 Jazz Pharmaceuticals Plc *

 4,668,959

 51,284

 Mallinckrodt Plc *

 6,495,119

 $

 16,008,506

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 16,008,506

 Banks - 5.1%

 Regional Banks - 5.1%

 173,903

 Cathay General Bancorp

 $

 4,947,540

 282,915

 First Horizon National Corp.

 4,042,855

 510,199

 Huntington Bancshares, Inc./OH

 5,637,699

 604,176

 Regions Financial Corp.

 5,709,463

 $

 20,337,557

 Total Banks

 $

 20,337,557

 Diversified Financials - 6.7%

 Other Diversified Financial Services - 1.7%

 153,661

 Voya Financial, Inc.

 $

 6,624,326

 Specialized Finance - 1.5%

 122,026

 The NASDAQ OMX Group, Inc.

 $

 6,216,004

 Consumer Finance - 1.2%

 233,966

 Navient Corp.

 $

 4,756,529

 Asset Management & Custody Banks - 1.3%

 38,741

 Ameriprise Financial, Inc.

 $

 5,068,872

 Investment Banking & Brokerage - 1.0%

 74,759

 Lazard, Ltd.

 $

 3,931,576

 Total Diversified Financials

 $

 26,597,307

 Insurance - 7.8%

 Life & Health Insurance - 2.1%

 91,689

 Lincoln National Corp.

 $

 5,268,450

 90,387

 Unum Group

 3,048,754

 $

 8,317,204

 Multi-line Insurance - 1.9%

 180,447

 The Hartford Financial Services Group, Inc.

 $

 7,546,294

 Property & Casualty Insurance - 2.5%

 72,681

 The Allstate Corp.

 $

 5,172,707

 64,633

 The Hanover Insurance Group, Inc.

 4,691,063

 $

 9,863,770

 Reinsurance - 1.3%

 58,366

 Reinsurance Group of America, Inc.

 $

 5,439,128

 Total Insurance

 $

 31,166,396

 Real Estate - 10.7%

 Diversified REITs - 1.2%

 216,148

 Duke Realty Corp.

 $

 4,705,542

 Hotel & Resort REITs - 1.6%

 76,492

 Hospitality Properties Trust

 $

 2,523,471

 84,802

 Pebblebrook Hotel Trust

 3,949,229

 $

 6,472,700

 Office REITs - 0.7%

 96,396

 Corporate Office Properties Trust

 $

 2,832,114

 Retail REITs - 2.4%

 182,031

 General Growth Properties, Inc.

 $

 5,379,016

 159,887

 Kimco Realty Corp.

 4,292,966

 $

 9,671,982

 Specialized REITs - 3.2%

 105,511

 Corrections Corp of America

 $

 4,247,873

 97,366

 The GEO Group, Inc.

 4,258,789

 124,180

 Weyerhaeuser Co.

 4,116,567

 $

 12,623,229

 Real Estate Services - 1.6%

 36,743

 Jones Lang LaSalle, Inc.

 $

 6,261,007

 Total Real Estate

 $

 42,566,574

 Software & Services - 3.9%

 IT Consulting & Other Services - 1.5%

 109,778

 Amdocs, Ltd.

 $

 5,971,923

 Data Processing & Outsourced Services - 2.4%

 80,665

 Fidelity National Information Services, Inc.

 $

 5,490,060

 104,089

 Total System Services, Inc.

 3,970,995

 $

 9,461,055

 Total Software & Services

 $

 15,432,978

 Technology Hardware & Equipment - 2.3%

 Communications Equipment - 1.1%

 316,289

 Polycom, Inc. *

 $

 4,238,273

 Electronic Manufacturing Services - 1.2%

 51,628

 IPG Photonics Corp.

 $

 4,785,916

 Total Technology Hardware & Equipment

 $

 9,024,189

 Semiconductors & Semiconductor Equipment - 7.2%

 Semiconductors - 7.2%

 166,358

 Broadcom Corp.

 $

 7,202,470

 259,918

 Intersil Corp.

 3,722,026

 370,638

 Marvell Technology Group, Ltd.

 5,448,379

 117,647

 Microsemi Corp. *

 4,164,704

 212,443

 NVIDIA Corp.

 4,445,370

 329,100

 ON Semiconductor Corp. *

 3,985,401

 $

 28,968,350

 Total Semiconductors & Semiconductor Equipment

 $

 28,968,350

 Utilities - 7.4%

 Electric Utilities - 5.6%

 68,536

 Edison International

 $

 4,281,444

 110,688

 Eversource Energy

 5,591,958

 58,977

 Pinnacle West Capital Corp.

 3,759,784

 162,417

 PNM Resources, Inc.

 4,742,576

 104,413

 Westar Energy, Inc.

 4,047,048

 $

 22,422,810

 Multi-Utilities - 1.8%

 71,548

 Ameren Corp.

 $

 3,019,326

 94,257

 Public Service Enterprise Group, Inc.

 3,951,253

 $

 6,970,579

 Total Utilities

 $

 29,393,389

 TOTAL COMMON STOCKS

 (Cost $319,655,968)

 $

 401,486,806

 TOTAL INVESTMENT IN SECURITIES - 100.5%

 (Cost $319,655,968) (a)

 $

 401,486,806

 OTHER ASSETS & LIABILITIES - (0.5)%

 $

 (2,168,908)

 TOTAL NET ASSETS - 100.0%

 $

 399,317,898

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At March 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $319,788,488 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 84,238,466

 Aggregate gross unrealized depreicaiotn for all investments in which there is an excess of tax cost over value

 (2,540,148)

 Net unrealized appreciation

 $

 81,698,318

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of March 31, 2015, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
401,486,806

$
-

$
-

$
401,486,806

 Total

$
401,486,806

$
-

$
-

$
401,486,806

 During the period ended March 31, 2015, there were no transfers between Levels 1, 2 and 3.

 Pioneer Emerging Markets VCT Portfolio

 Schedule of Investments 3/31/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 94.1%

 Energy - 7.4%

 Oil & Gas Equipment & Services - 5.3%

 50

 Dayang Enterprise Holdings Bhd

 $

 31

 619,111

 TMK OAO (G.D.R.)

 1,850,931

 $

 1,850,962

 Oil & Gas Refining & Marketing - 2.1%

 7,169,945

 KenolKobil, Ltd. Group

 $

 727,316

 Total Energy

 $

 2,578,278

 Materials - 13.8%

 Fertilizers & Agricultural Chemicals - 6.9%

 213,281

 PhosAgro OAO (G.D.R.)

 $

 2,401,966

 Metal & Glass Containers - 1.2%

 124,739

 Nampak, Ltd.

 $

 417,577

 Diversified Metals & Mining - 5.7%

 6,072,000

 MMG, Ltd. *

 $

 1,997,478

 Steel - 0.0%+

 2

 POSCO

 $

 439

 Total Materials

 $

 4,817,460

 Capital Goods - 13.3%

 Construction & Engineering - 7.3%

 292,330

 Astaldi S.p.A.

 $

 2,471,593

 18,998

 IRB Infrastructure Developers, Ltd.

 74,413

 $

 2,546,006

 Industrial Machinery - 6.0%

 983,500

 China Conch Venture Holdings, Ltd. *

 $

 2,102,350

 Total Capital Goods

 $

 4,648,356

 Transportation - 8.2%

 Air Freight & Logistics - 0.6%

 218,647

 Aramex PJSC

 $

 205,648

 Airlines - 2.7%

 2,435,596

 Air Arabia PJSC

 $

 939,445

 Highways & Railtracks - 4.9%

 899,850

 OHL Mexico SAB de CV *

 $

 1,701,237

 Total Transportation

 $

 2,846,330

 Automobiles & Components - 5.1%

 Auto Parts & Equipment - 5.1%

 348,278

 Tupy SA

 $

 1,785,008

 Total Automobiles & Components

 $

 1,785,008

 Consumer Durables & Apparel - 5.5%

 Leisure Products - 5.5%

 5,982,000

 Goodbaby International Holdings, Ltd.

 $

 1,935,271

 Total Consumer Durables & Apparel

 $

 1,935,271

 Consumer Services - 0.0%+

 Casinos & Gaming - 0.0%+

 1,339

 NagaCorp, Ltd.

 $

 890

 Total Consumer Services

 $

 890

 Food, Beverage & Tobacco - 2.6%

 Packaged Foods & Meats - 2.6%

 315,141

 Flour Mills of Nigeria Plc

 $

 55,682

 669,531

 Marfrig Global Foods SA *

 845,323

 $

 901,005

 Total Food, Beverage & Tobacco

 $

 901,005

 Pharmaceuticals, Biotechnology & Life Sciences - 1.3%

 Pharmaceuticals - 1.3%

 14,216

 Hikma Pharmaceuticals Plc

 $

 448,220

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 448,220

 Banks - 14.0%

 Diversified Banks - 14.0%

 32

 Banco Santander Brasil SA (A.D.R.)

 $

 141

 262,000

 China Construction Bank Corp.

 217,719

 595

 Credicorp, Ltd.

 83,675

 60,445

 Grupo Financiero Banorte SAB de CV

 350,557

 36,810

 ICICI Bank, Ltd.

 185,820

 473,000

 Industrial & Commercial Bank of China, Ltd.

 349,148

 775

 Mega Financial Holding Co., Ltd.

 643

 987,037

 Philippine National Bank *

 1,709,929

 145,122

 TBC Bank JSC (G.D.R.) *

 1,669,087

 16,594,842

 United Bank for Africa Plc

 338,483

 $

 4,905,202

 Total Banks

 $

 4,905,202

 Diversified Financials - 2.0%

 Consumer Finance - 0.5%

 70,776

 Credito Real SAB de CV SOFOM ER

 $

 166,946

 Investment Banking & Brokerage - 1.5%

 782,000

 Haitong International Securities Group, Ltd.

 $

 540,212

 Total Diversified Financials

 $

 707,158

 Real Estate - 1.8%

 Real Estate Development - 1.8%

 357,411

 Emaar Properties PJSC

 $

 638,355

 Total Real Estate

 $

 638,355

 Software & Services - 5.0%

 IT Consulting & Other Services - 5.0%

 13,713,000

 China ITS Holdings Co., Ltd.

 $

 1,751,146

 Total Software & Services

 $

 1,751,146

 Technology Hardware & Equipment - 0.0%+

 Electronic Manufacturing Services - 0.0%+

 910

 Hon Hai Precision Industry Co., Ltd.

 $

 2,663

 Total Technology Hardware & Equipment

 $

 2,663

 Semiconductors & Semiconductor Equipment - 4.3%

 Semiconductor Equipment - 4.3%

 151,616

 Wonik IPS Co., Ltd. *

 $

 1,513,443

 Total Semiconductors & Semiconductor Equipment

 $

 1,513,443

 Telecommunication Services - 4.8%

 Wireless Telecommunication Services - 4.8%

 758,627

 Global Telecom Holding SAE (G.D.R.) *

 $

 1,668,732

 Total Telecommunication Services

 $

 1,668,732

 Utilities - 5.0%

 Renewable Electricity - 5.0%

 4,791,000

 Huaneng Renewables Corp., Ltd. *

 $

 1,735,542

 Total Utilities

 $

 1,735,542

 TOTAL COMMON STOCKS

 (Cost $39,290,395)

 $

 32,883,059

 Principal Amount ($)

 CORPORATE BONDS - 0.2%

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 BRL

 136,000

 Hypermarcas SA, 11.3%, 10/15/18

 $

 21,993

 BRL

 136,000

 Hypermarcas SA, 3.0%, 10/15/15

 55,212

 $

 77,205

 Total Household & Personal Products

 $

 77,205

 TOTAL CORPORATE BONDS

 (Cost $137,321)

 $

 77,205

 EQUITY LINKED NOTES - 3.3%

 Retailing - 0.5%

 Apparel Retail - 0.5%

 7,113

 Fawaz Abdulaziz Alhokair & Co., 6/29/17

 $

 182,997

 Total Retailing

 $

 182,997

 Health Care Equipment & Services - 1.8%

 Health Care Facilities - 1.8%

 17,243

 Mouwasat Medical Services Co., 3/5/18

 $

 611,405

 Total Health Care Equipment & Services

 $

 611,405

 Banks - 1.0%

 Diversified Banks - 1.0%

 52,260

 Samba Financial Group, 6/29/17

 $

 358,069

 Total Banks

 $

 358,069

 TOTAL EQUITY LINKED NOTES

 (Cost $1,144,739)

 $

 1,152,471

 Shares

 WARRANT - 0.0%+

 Household & Personal Products - 0.0%+

 Personal Products - 0.0%+

 136

 Hypermarcas SA, 10/15/15

 $

 0

 WARRANT

 (Cost $0)

 $

 0

 TOTAL INVESTMENT IN SECURITIES - 97.6%

 (Cost $40,572,455) (a)

 $

 34,112,735

 OTHER ASSETS & LIABILITIES - 2.4%

 $

 841,163

 TOTAL NET ASSETS - 100.0%

 $

 34,953,898

 +

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (a)

 At March 31, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $40,572,455 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $       1,470,306

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

         (7,930,026)

 Net unrealized depreciation

  $      (6,459,720)

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 Cayman Islands

 17.0%

 Russia

 12.5%

 Brazil

 7.9%

 Italy

 7.2%

 China

 6.8%

 Mexico

 6.5%

 Hong Kong

 5.9%

 United Arab Emirates

 5.2%

 Philippines

 5.0%

 Egypt

 4.9%

 Georgia

 4.9%

 United Kingdom

 4.7%

 South Korea

 4.4%

 Kenya

 2.1%

 Bermuda

 1.8%

 Nigeria

 1.2%

 South Africa

 1.2%

 Other (Individually less than 1%)

 0.8%

 100.0%

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.

 The following is a summary of the inputs used as of March 31, 2015, in valuing the Portfolio's assets:

 Level 1

  Level 2

 Level 3

 Total

 Common Stocks (Foreign)

   Transportation

     Highways & Railtracks

  $       1,701,237

  $                -

  $         -

  $     1,701,237

   Automobiles & Components

     Auto Parts & Equipment

           1,785,008

                      -

               -

         1,785,008

   Food, Beverage & Tobacco

     Packaged Foods & Meats

             901,005

                      -

               -

           901,005

   Banks

     Diversified Banks

             772,856

          4,132,346

               -

         4,905,202

   Diversified Financials

     Consumer Finance

             166,946

                      -

               -

           166,946

   All Other Common Stocks (Foreign)

                       -

        23,423,661

               -

       23,423,661

 Equity Linked Notes

                       -

          1,152,471

               -

         1,152,471

 Corporate Bonds

                       -

                      -

       77,205

             77,205

 Warrants

                       -

                      -

               -

  *

                     -

 Total

  $       5,327,052

  $    28,708,478

  $   77,205

  $   34,112,735

 Other Financial Instruments

 Net unrealized appreciation on forward foreign currency contracts

  $                    -

  $        494,282

  $           -

  $       494,282

 Net unrealized depreciation on forward foreign currency contracts

                     -

           (341,337)

             -

          (341,337)

 Total Other Financial Instruments

  $                    -

  $        152,945

  $           -

  $       152,945

 *

 Security is valued at $0.

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Corporate Bonds

 Warrants

 Total

 Balance as of 12/31/14

$
90,736

-
**

$
90,736

 Realized gain (loss)1

-

-

-

 Change in unrealized appreciation (depreciation)2

(13,531
)

-

(13,531
)

 Net purchases

-

-

-

 Net sales

-

-

-

 Transfers in to Level 3 *

-

-

-

 Transfers out of Level 3 *

-

-

-

 Balance as of 3/1/15

$
77,205

-
**

$
77,205

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values. During the period ended March 31, 2015, there were no transfers between Levels 1, 2 and 3.

**

 Security is valued at $0.

 Net change in unrealized appreciation (depreciation) of investments still held as of 3/31/15

$
(13,531
)

 Pioneer Equity Income VCT Portfolio

 Schedule of Investments 3/31/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 100.0%

 Energy - 4.7%

 Oil & Gas Equipment & Services - 0.2%

 25,535

 Frank's International NV *

 $

 477,504

 Integrated Oil & Gas - 1.6%

 56,081

 Occidental Petroleum Corp.

 $

 4,093,913

 Oil & Gas Exploration & Production - 1.1%

 35,052

 ConocoPhillips

 $

 2,182,338

 25,534

 Marathon Oil Corp.

 666,693

 $

 2,849,031

 Oil & Gas Refining & Marketing - 1.4%

 36,697

 Marathon Petroleum Corp.

 $

 3,757,406

 Oil & Gas Storage & Transportation - 0.4%

 25,812

 Kinder Morgan, Inc./DE

 $

 1,085,653

 Total Energy

 $

 12,263,507

 Materials - 11.0%

 Diversified Chemicals - 2.1%

 33,930

 EI du Pont de Nemours & Co.

 $

 2,424,977

 62,654

 The Dow Chemical Co.

 3,006,139

 $

 5,431,116

 Specialty Chemicals - 5.1%

 774

 Givaudan SA

 $

 1,402,497

 32,852

 Johnson Matthey Plc

 1,651,423

 123,371

 The Valspar Corp.

 10,366,870

 $

 13,420,790

 Paper Packaging - 1.6%

 42,144

 MeadWestvaco Corp.

 $

 2,101,721

 43,011

 Sonoco Products Co.

 1,955,280

 $

 4,057,001

 Diversified Metals & Mining - 2.2%

 34,735

 BHP Billiton, Ltd. (A.D.R.)

 $

 1,614,135

 43,740

 Compass Minerals International, Inc.

 4,077,005

 $

 5,691,140

 Total Materials

 $

 28,600,047

 Capital Goods - 6.0%

 Aerospace & Defense - 1.2%

 3,678

 Raytheon Co.

 $

 401,822

 24,041

 United Technologies Corp.

 2,817,605

 $

 3,219,427

 Electrical Components & Equipment - 0.7%

 25,671

 Eaton Corp. Plc

 $

 1,744,088

 Industrial Conglomerates - 1.6%

 164,686

 General Electric Co.

 $

 4,085,860

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 18,934

 PACCAR, Inc.

 $

 1,195,493

 Industrial Machinery - 1.1%

 95,518

 The Gorman-Rupp Co.

 $

 2,860,764

 Trading Companies & Distributors - 1.0%

 35,354

 Rexel SA

 $

 667,164

 31,220

 Wolseley Plc

 1,850,724

 $

 2,517,888

 Total Capital Goods

 $

 15,623,520

 Commercial Services & Supplies - 2.4%

 Office Services & Supplies - 0.6%

 31,900

 MSA Safety, Inc.

 $

 1,591,172

 Diversified Support Services - 1.4%

 50,349

 G&K Services, Inc.

 $

 3,651,813

 Human Resource & Employment Services - 0.4%

 16,123

 Randstad Holding NV

 $

 978,332

 Total Commercial Services & Supplies

 $

 6,221,317

 Transportation - 0.9%

 Railroads - 0.9%

 36,808

 Canadian National Railway Co.

 $

 2,461,351

 Total Transportation

 $

 2,461,351

 Consumer Durables & Apparel - 1.7%

 Household Appliances - 1.7%

 64,644

 Electrolux AB

 $

 1,852,753

 13,261

 Whirlpool Corp.

 2,679,518

 $

 4,532,271

 Total Consumer Durables & Apparel

 $

 4,532,271

 Consumer Services - 3.2%

 Hotels, Resorts & Cruise Lines - 0.9%

 49,721

 InterContinental Hotels Group Plc

 $

 1,944,308

 11,574

 InterContinental Hotels Group Plc (A.D.R.)

 453,238

 $

 2,397,546

 Leisure Facilities - 2.3%

 104,435

 Cedar Fair LP

 $

 5,994,569

 Total Consumer Services

 $

 8,392,115

 Media - 1.6%

 Movies & Entertainment - 0.7%

 83,168

 Regal Entertainment Group

 $

 1,899,557

 Publishing - 0.9%

 15,281

 John Wiley & Sons, Inc. (Class A)

 $

 934,280

 24,263

 Meredith Corp.

 1,353,148

 $

 2,287,428

 Total Media

 $

 4,186,985

 Retailing - 2.6%

 Department Stores - 2.3%

 32,388

 Kohl's Corp.

 $

 2,534,361

 20,499

 Macy's, Inc.

 1,330,590

 26,916

 Nordstrom, Inc.

 2,161,893

 $

 6,026,844

 Apparel Retail - 0.3%

 12,406

 Foot Locker, Inc.

 $

 781,578

 Total Retailing

 $

 6,808,422

 Food, Beverage & Tobacco - 14.8%

 Soft Drinks - 2.7%

 60,980

 Dr. Pepper Snapple Group, Inc.

 $

 4,785,710

 54,062

 The Coca-Cola Co.

 2,192,214

 $

 6,977,924

 Packaged Foods & Meats - 12.1%

 93,687

 Campbell Soup Co.

 $

 4,361,130

 54,258

 General Mills, Inc.

 3,071,003

 13,123

 John B Sanfilippo & Son, Inc.

 565,601

 51,953

 Kellogg Co.

 3,426,300

 77,473

 Kraft Foods Group, Inc.

 6,749,060

 17,319

 McCormick & Co., Inc.

 1,335,468

 131,540

 Mondelez International, Inc.

 4,747,279

 86,262

 Pinnacle Foods, Inc.

 3,520,352

 38,706

 The Hershey Co.

 3,905,822

 $

 31,682,015

 Total Food, Beverage & Tobacco

 $

 38,659,939

 Household & Personal Products - 1.3%

 Household Products - 1.3%

 29,737

 The Clorox Co.

 $

 3,282,667

 Total Household & Personal Products

 $

 3,282,667

 Health Care Equipment & Services - 6.2%

 Health Care Equipment - 4.2%

 45,882

 Abbott Laboratories

 $

 2,125,713

 40,078

 Becton Dickinson and Co.

 5,754,800

 175,938

 Smith & Nephew Plc

 2,988,100

 $

 10,868,613

 Health Care Distributors - 2.0%

 25,797

 Cardinal Health, Inc.

 $

 2,328,695

 87,331

 Owens & Minor, Inc.

 2,955,281

 $

 5,283,976

 Total Health Care Equipment & Services

 $

 16,152,589

 Pharmaceuticals, Biotechnology & Life Sciences - 6.5%

 Pharmaceuticals - 6.5%

 27,779

 AstraZeneca Plc (A.D.R.)

 $

 1,900,917

 42,759

 Eli Lilly & Co.

 3,106,441

 61,940

 GlaxoSmithKline Plc (A.D.R.)

 2,858,531

 74,753

 Merck & Co., Inc.

 4,296,802

 11,620

 Novartis AG (A.D.R.)

 1,145,848

 58,635

 Pfizer, Inc.

 2,039,912

 16,157

 Roche Holding AG (A.D.R.)

 555,478

 23,828

 Zoetis, Inc.

 1,102,998

 $

 17,006,927

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 17,006,927

 Banks - 9.1%

 Diversified Banks - 5.4%

 162,027

 Bank of America Corp.

 $

 2,493,596

 129,727

 US Bancorp/MN

 5,665,178

 106,538

 Wells Fargo & Co.

 5,795,667

 $

 13,954,441

 Regional Banks - 2.1%

 68,928

 BB&T Corp.

 $

 2,687,503

 15,223

 Citizens Financial Group, Inc.

 367,331

 27,135

 The PNC Financial Services Group, Inc.

 2,530,067

 $

 5,584,901

 Thrifts & Mortgage Finance - 1.6%

 168,753

 New York Community Bancorp, Inc.

 $

 2,823,238

 91,420

 People's United Financial, Inc.

 1,389,584

 $

 4,212,822

 Total Banks

 $

 23,752,164

 Diversified Financials - 3.6%

 Consumer Finance - 1.1%

 35,420

 American Express Co.

 $

 2,767,010

 Asset Management & Custody Banks - 2.0%

 43,821

 Federated Investors, Inc. (Class B)

 $

 1,485,094

 10,680

 Northern Trust Corp.

 743,862

 38,814

 State Street Corp.

 2,853,993

 $

 5,082,949

 Investment Banking & Brokerage - 0.5%

 39,900

 Morgan Stanley Co.

 $

 1,424,031

 Total Diversified Financials

 $

 9,273,990

 Insurance - 4.3%

 Property & Casualty Insurance - 4.3%

 57,580

 The Chubb Corp.

 $

 5,821,338

 47,994

 The Progressive Corp.

 1,305,437

 37,794

 The Travelers Companies, Inc.

 4,086,665

 $

 11,213,440

 Total Insurance

 $

 11,213,440

 Real Estate - 3.2%

 Hotel & Resort REITs - 0.8%

 60,680

 Chesapeake Lodging Trust

 $

 2,052,804

 Office REITs - 0.4%

 11,299

 Alexandria Real Estate Equities, Inc.

 $

 1,107,754

 Residential REITs - 0.7%

 25,232

 Camden Property Trust

 $

 1,971,376

 Retail REITs - 0.6%

 54,947

 Kimco Realty Corp.

 $

 1,475,327

 Specialized REITs - 0.7%

 60,108

 Outfront Media, Inc.

 $

 1,798,431

 Total Real Estate

 $

 8,405,692

 Software & Services - 1.7%

 IT Consulting & Other Services - 1.0%

 15,605

 International Business Machines Corp.

 $

 2,504,602

 Systems Software - 0.7%

 47,503

 Microsoft Corp.

 $

 1,931,234

 Total Software & Services

 $

 4,435,836

 Technology Hardware & Equipment - 0.4%

 Computer Storage & Peripherals - 0.4%

 41,991

 EMC Corp.

 $

 1,073,290

 Total Technology Hardware & Equipment

 $

 1,073,290

 Semiconductors & Semiconductor Equipment - 4.5%

 Semiconductor Equipment - 0.3%

 14,436

 Cabot Microelectronics Corp. *

 $

 721,367

 Semiconductors - 4.2%

 28,380

 Analog Devices, Inc.

 $

 1,787,940

 50,069

 Linear Technology Corp.

 2,343,229

 90,573

 Microchip Technology, Inc.

 4,429,020

 122,545

 NVIDIA Corp.

 2,564,254

 $

 11,124,443

 Total Semiconductors & Semiconductor Equipment

 $

 11,845,810

 Telecommunication Services - 1.0%

 Integrated Telecommunication Services - 1.0%

 413,220

 Singapore Telecommunications, Ltd.

 $

 1,318,835

 26,764

 Verizon Communications, Inc.

 1,301,533

 $

 2,620,368

 Total Telecommunication Services

 $

 2,620,368

 Utilities - 9.3%

 Electric Utilities - 3.0%

 47,177

 American Electric Power Co., Inc.

 $

 2,653,706

 35,825

 Eversource Energy

 1,809,879

 19,714

 NextEra Energy, Inc.

 2,051,242

 34,654

 Westar Energy, Inc.

 1,343,189

 $

 7,858,016

 Gas Utilities - 3.0%

 60,228

 AGL Resources, Inc.

 $

 2,990,320

 39,846

 National Fuel Gas Co.

 2,403,909

 105,019

 Questar Corp.

 2,505,753

 $

 7,899,982

 Multi-Utilities - 3.3%

 76,186

 Alliant Energy Corp.

 $

 4,799,718

 85,977

 Ameren Corp.

 3,628,229

 $

 8,427,947

 Total Utilities

 $

 24,185,945

 TOTAL COMMON STOCKS

 (Cost $193,021,249)

 $

 260,998,192

 TOTAL INVESTMENT IN SECURITIES - 100.0%

 (Cost $193,021,249) (a)

 $

 260,998,192

 OTHER ASSETS & LIABILITIES - 0.0%

 $

 16,002

 TOTAL NET ASSETS - 100.0%

 $

 261,014,194

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust

 (a)

 At March 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $191,484,075 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 71,459,900

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (1,945,783)

 Net unrealized appreciation

 $

 69,514,117

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services and broker-dealers) as Level 3.

 The following is a summary of the inputs used as of March 31, 2015, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
260,998,192

$
-

$
-

$
260,998,192

 Total

$
260,998,192

$
-

$
-

$
260,998,192

 During the period ended March 31, 2015, there were no transfers between Levels 1, 2 and 3.

 Pioneer Fund VCT Portfolio

 Schedule of Investments 3/31/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.8%

 Energy - 6.2%

 Oil & Gas Drilling - 0.3%

 5,823

 Helmerich & Payne, Inc.

 $

 396,372

 Oil & Gas Equipment & Services - 0.3%

 12,287

 Cameron International Corp. *

 $

 554,389

 Integrated Oil & Gas - 0.3%

 7,633

 Occidental Petroleum Corp.

 $

 557,209

 Oil & Gas Exploration & Production - 3.2%

 17,746

 Apache Corp.

 $

 1,070,616

 44,045

 Cabot Oil & Gas Corp.

 1,300,649

 17,478

 ConocoPhillips

 1,088,180

 38,402

 Marathon Oil Corp.

 1,002,676

 37,513

 Southwestern Energy Co. *

 869,926

 $

 5,332,047

 Oil & Gas Refining & Marketing - 1.5%

 12,910

 Marathon Petroleum Corp.

 $

 1,321,855

 13,867

 Phillips 66

 1,089,946

 $

 2,411,801

 Oil & Gas Storage & Transportation - 0.6%

 21,847

 Kinder Morgan, Inc./DE

 $

 918,885

 Total Energy

 $

 10,170,703

 Materials - 3.6%

 Diversified Chemicals - 1.1%

 9,188

 EI du Pont de Nemours & Co.

 $

 656,666

 23,379

 The Dow Chemical Co.

 1,121,724

 $

 1,778,390

 Fertilizers & Agricultural Chemicals - 0.4%

 6,044

 Monsanto Co.

 $

 680,192

 Specialty Chemicals - 2.1%

 15,834

 Ecolab, Inc.

 $

 1,811,093

 314

 Givaudan SA

 568,972

 13,708

 The Valspar Corp.

 1,151,883

 $

 3,531,948

 Total Materials

 $

 5,990,530

 Capital Goods - 7.7%

 Aerospace & Defense - 2.1%

 6,931

 Honeywell International, Inc.

 $

 722,973

 23,663

 United Technologies Corp.

 2,773,304

 $

 3,496,277

 Building Products - 0.6%

 10,567

 Allegion Plc

 $

 646,383

 7,899

 Fortune Brands Home & Security, Inc.

 375,045

 $

 1,021,428

 Electrical Components & Equipment - 0.8%

 9,817

 Eaton Corp. Plc

 $

 666,967

 5,315

 Rockwell Automation, Inc.

 616,487

 $

 1,283,454

 Industrial Conglomerates - 2.4%

 12,665

 3M Co.

 $

 2,089,092

 76,006

 General Electric Co.

 1,885,709

 $

 3,974,801

 Construction & Farm Machinery & Heavy Trucks - 0.8%

 4,188

 Cummins, Inc.

 $

 580,624

 12,183

 PACCAR, Inc.

 769,235

 $

 1,349,859

 Industrial Machinery - 1.0%

 24,013

 Ingersoll-Rand Plc

 $

 1,634,805

 Total Capital Goods

 $

 12,760,624

 Transportation - 2.0%

 Railroads - 2.0%

 14,601

 Norfolk Southern Corp.

 $

 1,502,735

 16,475

 Union Pacific Corp.

 1,784,407

 $

 3,287,142

 Total Transportation

 $

 3,287,142

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.6%

 16,317

 BorgWarner, Inc.

 $

 986,852

 Total Automobiles & Components

 $

 986,852

 Consumer Durables & Apparel - 1.1%

 Household Appliances - 1.1%

 31,260

 Electrolux AB

 $

 895,939

 4,442

 Whirlpool Corp.

 897,551

 $

 1,793,490

 Total Consumer Durables & Apparel

 $

 1,793,490

 Consumer Services - 0.1%

 Education Services - 0.1%

 6,613

 Houghton Mifflin Harcourt Co. *

 $

 155,273

 Total Consumer Services

 $

 155,273

 Media - 7.5%

 Broadcasting - 1.6%

 17,394

 CBS Corp. (Class B)

 $

 1,054,598

 23,712

 Scripps Networks Interactive, Inc.

 1,625,695

 $

 2,680,293

 Movies & Entertainment - 2.2%

 26,825

 The Walt Disney Co.

 $

 2,813,674

 9,942

 Time Warner, Inc.

 839,502

 $

 3,653,176

 Publishing - 3.7%

 15,650

 Gannett Co, Inc.

 $

 580,302

 86,988

 John Wiley & Sons, Inc. (Class A)

 5,318,450

 8,060

 Time, Inc.

 180,866

 $

 6,079,618

 Total Media

 $

 12,413,087

 Retailing - 5.2%

 Department Stores - 1.6%

 22,986

 Macy's, Inc.

 $

 1,492,021

 14,693

 Nordstrom, Inc.

 1,180,142

 $

 2,672,163

 Apparel Retail - 2.8%

 23,790

 Ross Stores, Inc.

 $

 2,506,514

 30,344

 The TJX Companies, Inc.

 2,125,597

 $

 4,632,111

 Home Improvement Retail - 0.8%

 11,370

 The Home Depot, Inc.

 $

 1,291,746

 Total Retailing

 $

 8,596,020

 Food & Staples Retailing - 2.1%

 Drug Retail - 2.1%

 33,962

 CVS Health Corp.

 $

 3,505,218

 Total Food & Staples Retailing

 $

 3,505,218

 Food, Beverage & Tobacco - 8.6%

 Soft Drinks - 2.4%

 32,277

 Coca-Cola Enterprises, Inc.

 $

 1,426,643

 12,070

 Dr. Pepper Snapple Group, Inc.

 947,254

 39,182

 The Coca-Cola Co.

 1,588,830

 $

 3,962,727

 Packaged Foods & Meats - 6.2%

 29,442

 Campbell Soup Co.

 $

 1,370,525

 17,167

 General Mills, Inc.

 971,652

 12,462

 Kraft Foods Group, Inc.

 1,085,627

 14,513

 Mead Johnson Nutrition Co.

 1,458,992

 45,281

 Mondelez International, Inc.

 1,634,191

 37,132

 The Hershey Co.

 3,746,990

 $

 10,267,977

 Total Food, Beverage & Tobacco

 $

 14,230,704

 Household & Personal Products - 0.5%

 Household Products - 0.5%

 7,106

 The Clorox Co.

 $

 784,431

 Total Household & Personal Products

 $

 784,431

 Health Care Equipment & Services - 8.7%

 Health Care Equipment - 4.9%

 34,740

 Abbott Laboratories

 $

 1,609,504

 14,207

 Becton Dickinson and Co.

 2,039,983

 20,813

 CR Bard, Inc.

 3,483,056

 59,349

 Smith & Nephew Plc

 1,007,973

 $

 8,140,516

 Health Care Distributors - 1.9%

 11,462

 Cardinal Health, Inc.

 $

 1,034,675

 9,620

 McKesson Corp.

 2,176,044

 $

 3,210,719

 Health Care Services - 0.4%

 8,042

 Express Scripts Holding Co. *

 $

 697,804

 Managed Health Care - 1.5%

 14,242

 Aetna, Inc.

 $

 1,517,200

 4,891

 Humana, Inc.

 870,696

 $

 2,387,896

 Total Health Care Equipment & Services

 $

 14,436,935

 Pharmaceuticals, Biotechnology & Life Sciences - 12.0%

 Biotechnology - 2.1%

 10,632

 Alnylam Pharmaceuticals, Inc. *

 $

 1,110,193

 20,377

 Celgene Corp. *

 2,349,061

 $

 3,459,254

 Pharmaceuticals - 8.8%

 21,285

 AbbVie, Inc.

 $

 1,246,024

 11,687

 AstraZeneca Plc (A.D.R.)

 799,741

 11,804

 Eli Lilly & Co.

 857,561

 17,869

 GlaxoSmithKline Plc (A.D.R.)

 824,654

 25,698

 Johnson & Johnson

 2,585,219

 10,160

 Mallinckrodt Plc *

 1,286,764

 25,673

 Merck & Co., Inc.

 1,475,684

 28,338

 Pfizer, Inc.

 985,879

 2,483

 Roche Holding AG

 684,587

 12,979

 Shire Plc

 1,033,762

 58,621

 Zoetis, Inc.

 2,713,566

 $

 14,493,441

 Life Sciences Tools & Services - 1.1%

 13,308

 Thermo Fisher Scientific, Inc.

 $

 1,787,797

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 19,740,492

 Banks - 8.0%

 Diversified Banks - 5.6%

 101,560

 Bank of America Corp.

 $

 1,563,008

 20,313

 Citigroup, Inc.

 1,046,526

 50,589

 US Bancorp/MN

 2,209,222

 81,560

 Wells Fargo & Co.

 4,436,864

 $

 9,255,620

 Regional Banks - 2.4%

 30,978

 BB&T Corp.

 $

 1,207,832

 9,134

 Citizens Financial Group, Inc.

 220,403

 27,528

 The PNC Financial Services Group, Inc.

 2,566,711

 $

 3,994,946

 Total Banks

 $

 13,250,566

 Diversified Financials - 5.5%

 Consumer Finance - 2.0%

 27,787

 American Express Co.

 $

 2,170,720

 21,165

 Discover Financial Services, Inc.

 1,192,648

 $

 3,363,368

 Asset Management & Custody Banks - 1.9%

 21,898

 Franklin Resources, Inc.

 $

 1,123,805

 22,604

 Invesco, Ltd.

 897,153

 14,524

 State Street Corp.

 1,067,950

 $

 3,088,908

 Investment Banking & Brokerage - 1.6%

 44,451

 Morgan Stanley Co.

 $

 1,586,456

 34,409

 The Charles Schwab Corp.

 1,047,410

 $

 2,633,866

 Total Diversified Financials

 $

 9,086,142

 Insurance - 2.7%

 Property & Casualty Insurance - 2.7%

 29,337

 The Chubb Corp.

 $

 2,965,971

 14,158

 The Travelers Companies, Inc.

 1,530,905

 $

 4,496,876

 Total Insurance

 $

 4,496,876

 Real Estate - 0.1%

 Specialized REIT - 0.1%

 4,169

 Outfront Media, Inc.

 $

 124,736

 Total Real Estate

 $

 124,736

 Software & Services - 9.7%

 Internet Software & Services - 3.2%

 15,421

 eBay, Inc. *

 $

 889,483

 21,797

 Facebook, Inc. *

 1,792,040

 2,989

 Google, Inc. (Class A) *

 1,657,998

 1,549

 Google, Inc. (Class C)

 848,852

 $

 5,188,373

 IT Consulting & Other Services - 0.4%

 4,194

 International Business Machines Corp.

 $

 673,137

 Data Processing & Outsourced Services - 2.9%

 14,382

 Automatic Data Processing, Inc.

 $

 1,231,674

 10,642

 DST Systems, Inc.

 1,178,176

 19,470

 Fiserv, Inc. *

 1,545,918

 12,073

 Visa, Inc.

 789,695

 $

 4,745,463

 Application Software - 0.1%

 4,042

 CDK Global, Inc.

 $

 189,004

 Systems Software - 3.1%

 10,136

 Check Point Software Technologies, Ltd. *

 $

 830,848

 90,746

 Microsoft Corp.

 3,689,279

 28,138

 Symantec Corp.

 657,444

 $

 5,177,571

 Total Software & Services

 $

 15,973,548

 Technology Hardware & Equipment - 5.0%

 Communications Equipment - 0.9%

 12,426

 F5 Networks, Inc. *

 $

 1,428,244

 Computer Storage & Peripherals - 3.6%

 35,190

 Apple, Inc.

 $

 4,378,692

 64,458

 EMC Corp.

 1,647,546

 $

 6,026,238

 Technology Hardware, Storage & Peripherals - 0.5%

 24,516

 NetApp, Inc.

 $

 869,337

 Total Technology Hardware & Equipment

 $

 8,323,819

 Semiconductors & Semiconductor Equipment - 1.4%

 Semiconductor Equipment - 0.5%

 8,429

 ASML Holding NV (A.D.R.)

 $

 851,582

 Semiconductors - 0.9%

 24,059

 Analog Devices, Inc.

 $

 1,515,717

 Total Semiconductors & Semiconductor Equipment

 $

 2,367,299

 Utilities - 1.5%

 Electric Utilities - 1.5%

 23,992

 American Electric Power Co., Inc.

 $

 1,349,550

 10,348

 NextEra Energy, Inc.

 1,076,709

 $

 2,426,259

 Total Utilities

 $

 2,426,259

 TOTAL COMMON STOCKS

 (Cost $102,281,684)

 $

 164,900,746

 TOTAL INVESTMENT IN SECURITIES - 99.8%

 (Cost $102,281,684) (a)

 $

 164,900,746

 OTHER ASSETS & LIABILITIES - 0.2%

 $

 312,962

 TOTAL NET ASSETS - 100.0%

 $

 165,213,708

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At March 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $102,281,684 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 64,295,589

 Aggregate gross unrealized depreicaiotn for all investments in which there is an excess of tax cost over value

 (1,676,527)

 Net unrealized appreciation

 $

 62,619,062

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)  See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2015, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
164,900,746

$
-

$
-

$
164,900,746

 Total

$
164,900,746

$
-

$
-

$
164,900,746

 During the period ended March 31, 2015, there were no transfers between Levels 1, 2 and 3.

 Pioneer Real Estate Shares VCT Portfolio

 Schedule of Investments 3/31/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.3%

 Consumer Services - 2.3%

 Hotels, Resorts & Cruise Lines - 2.3%

 26,700

 Extended Stay America, Inc.

 $

 521,451

 19,500

 Hilton Worldwide Holdings, Inc.

 577,590

 $

 1,099,041

 Total Consumer Services

 $

 1,099,041

 Real Estate - 96.0%

 Diversified REIT - 4.5%

 16,900

 American Assets Trust, Inc.

 $

 731,432

 28,600

 Empire State Realty Trust, Inc. *

 537,966

 18,000

 Liberty Property Trust

 642,600

 12,900

 STORE Capital Corp.

 301,215

 $

 2,213,213

 Health Care REIT - 10.4%

 38,300

 HCP, Inc.

 $

 1,654,943

 24,200

 Health Care Real Estate Investment Trust, Inc.

 1,872,112

 20,700

 Ventas, Inc.

 1,511,514

 $

 5,038,569

 Hotel & Resort REIT - 4.3%

 16,000

 Chatham Lodging Trust

 $

 470,560

 49,000

 Host Hotels & Resorts, Inc.

 988,820

 20,100

 RLJ Lodging Trust

 629,331

 $

 2,088,711

 Industrial REIT - 5.8%

 52,400

 Prologis, Inc.

 $

 2,282,544

 33,900

 Rexford Industrial Realty, Inc. *

 535,959

 $

 2,818,503

 Office REIT - 17.9%

 34,800

 BioMed Realty Trust, Inc.

 $

 788,568

 17,800

 Boston Properties, Inc.

 2,500,544

 16,700

 Douglas Emmett, Inc.

 497,827

 27,000

 DuPont Fabros Technology, Inc.

 882,360

 6,900

 Easterly Government Properties, Inc.

 110,745

 20,350

 Gramercy Property Trust, Inc.

 571,224

 18,100

 Kilroy Realty Corp.

 1,378,677

 19,900

 Paramount Group, Inc.

 384,070

 46,400

 Piedmont Office Realty Trust, Inc.

 863,504

 6,200

 Vornado Realty Trust

 694,400

 $

 8,671,919

 Residential REIT - 17.3%

 15,200

 American Campus Communities, Inc.

 $

 651,624

 13,900

 American Homes 4 Rent *

 230,045

 14,100

 AvalonBay Communities, Inc.

 2,456,925

 12,500

 Camden Property Trust

 976,625

 14,300

 Equity LifeStyle Properties, Inc.

 785,785

 42,100

 Equity Residential Property Trust, Inc.

 3,277,906

 $

 8,378,910

 Retail REIT - 24.5%

 21,700

 Acadia Realty Trust

 $

 756,896

 50,300

 DDR Corp.

 936,586

 9,700

 Federal Realty Investment Trust

 1,427,937

 13,300

 National Retail Properties, Inc.

 544,901

 20,100

 Ramco-Gershenson Properties Trust

 373,860

 26,800

 Retail Opportunity Investments Corp.

 490,440

 24,800

 Simon Property Group, Inc.

 4,851,872

 23,600

 Taubman Centers, Inc.

 1,820,268

 8,200

 The Macerich Co.

 691,506

 $

 11,894,266

 Specialized REIT - 8.4%

 25,600

 CubeSmart

 $

 618,240

 14,600

 Extra Space Storage, Inc.

 986,522

 12,500

 Public Storage, Inc.

 2,464,250

 $

 4,069,012

 Diversified Real Estate Activities - 1.1%

 12,400

 Alexander & Baldwin, Inc. *

 $

 535,432

 Real Estate Operating Companies - 1.8%

 34,900

 Forest City Enterprises, Inc. *

 $

 890,648

 Total Real Estate

 $

 46,599,183

 TOTAL COMMON STOCKS

 (Cost $20,827,296)

 $

 47,698,224

 TOTAL INVESTMENT IN SECURITIES - 98.3%

 (Cost $20,827,296) (a)

 $

 47,698,224

 OTHER ASSETS & LIABILITIES - 1.7%

 $

 844,537

 TOTAL NET ASSETS - 100.0%

 $

 48,542,761

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At March 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $21,259,017 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

         26,483,817

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

              (44,610)

 Net unrealized appreciation

 $

         26,439,207

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services and broker-dealers) as Level 3.

 The following is a summary of the inputs used as of March 31, 2015, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
47,698,224

$
-

$
-

$
47,698,224

 Total

$
47,698,224

$
-

$
-

$
47,698,224

 During the period ended March 31, 2015, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date May 29, 2015

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date May 29, 2015

* Print the name and title of each signing officer under his or her signature.